Variable Annuity-1 Series Account

Financial Statements

Year Ended December 31, 2023

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

To the Contract Owners of Variable Annuity-1 Series Account and Those Charged with Governance of Variable Annuity-1 Series Account of Empower Annuity Insurance Company of America:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in Appendix A that comprise Variable Annuity-1 Series Account (the Separate Account) as of December 31, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the three-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2023, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the three-year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for each of the years in the two-year period ended December 31, 2020 were audited by other independent registered public accountants whose report, dated May 10, 2021, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2023, by correspondence with the underlying mutual funds or their transfer agents; when replies were not received, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Empower Annuity Insurance Company of America Separate Accounts since 2021.

Birmingham, Alabama
April 11, 2024

1

Appendix A

The subaccounts that comprise Variable Annuity-1 Series Account were audited according to varying periods as defined in the table below:

Subaccount	Statement of Assets and Liabilities	Statement of Operations	Statements of Changes in Net Assets
AB VPS Discovery Value Portfolio, Class A	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
AB VPS International Value Portfolio, Class A	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
AB VPS Large Cap Growth Portfolio, Class A	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
AB VPS Relative Value Portfolio, Class A	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
AB VPS Sustainable International Thematic Portfolio, Class A	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Alger Balanced Portfolio, Class I-2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Alger Capital Appreciation Portfolio, Class I-2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Alger Large Cap Growth Portfolio, Class I-2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Alger Mid Cap Growth Portfolio, Class I-2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

2

Allspring VT Discovery All Cap Growth Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Allspring VT Discovery SMID Cap Growth Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Allspring VT Opportunity Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
ALPS Global Opportunity Portfolio, Class I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Century Investments VP Balanced Fund, Class I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Century Investments VP Disciplined Core Value Fund, Class I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Century Investments VP International Fund, Class I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Century Investments VP Mid Cap Value Fund, Class II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Century Investments VP Value Fund, Class I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Funds IS Capital World Bond Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Funds IS Global Growth Fund, Class 1	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

3

American Funds IS Global Small Capitalization Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Funds IS Growth-Income Fund, Class 4	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Funds IS International Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Funds IS New World Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Funds IS The Bond Fund of America, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
BlackRock Global Allocation V.I. Fund, Class I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
BNY Mellon IP MidCap Stock Portfolio, Initial Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
BNY Mellon VIF Appreciation Portfolio, Initial Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
BNY Mellon VIF Growth and Income Portfolio, Initial Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
BNY Mellon VIF Opportunistic Small Cap Portfolio, Initial Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

4

ClearBridge Variable Large Cap Growth Portfolio, Class I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
ClearBridge Variable Mid Cap Portfolio, Class I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
ClearBridge Variable Small Cap Growth Portfolio, Class I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Columbia VP Emerging Markets Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Columbia VP Large Cap Growth Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Columbia VP Seligman Global Technology Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Columbia VP Small Cap Value Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Delaware Ivy VIP International Core Equity, Class II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Delaware VIP Emerging Markets, Standard Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Delaware VIP International Series, Standard Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Delaware VIP Small Cap Value Series, Standard Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

5

Dimensional VA US Targeted Value Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
DWS Capital Growth VIP, Class A	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
DWS Core Equity VIP, Class A	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
DWS CROCI U.S. VIP, Class A	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
DWS Global Small Cap VIP, Class A	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
DWS Small Cap Index VIP, Class A	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
DWS Small Mid Cap Growth VIP, Class A	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
DWS Small Mid Cap Value VIP, Class A	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower Aggressive Profile Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower Ariel Mid Cap Value Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower Bond Index Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

6

Empower Conservative Profile Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower International Index Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower International Value Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower Lifetime 2015 Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower Lifetime 2020 Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower Lifetime 2025 Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower Lifetime 2030 Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower Lifetime 2035 Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower Lifetime 2040 Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower Lifetime 2045 Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower Lifetime 2050 Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

7

Empower Lifetime 2055 Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower Lifetime 2060 Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower Mid Cap Value Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower Moderate Profile Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower Moderately Aggressive Profile Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower Moderately Conservative Profile Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower Multi-Sector Bond Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower Real Estate Index Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower SecureFoundation Balanced Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower Small Cap Value Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

8

Federated Hermes Fund for U.S. Government Securities II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Federated Hermes Managed Volatility Fund II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Franklin Small Cap Value VIP Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Goldman Sachs VIT Multi- Strategy Alternatives Portfolio, Service Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco Oppenheimer V.I. International Growth Fund, Series I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Comstock Fund, Series I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Core Equity Fund, Series I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. EQV International Equity Fund, Series I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Global Fund, Series I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Growth and Income Fund, Series I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. High Yield Fund, Series I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

9

Invesco V.I. Main Street Mid Cap Fund	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Main Street Small Cap Fund	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Small Cap Equity Fund, Series I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Technology Fund, Series I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Janus Aspen Series Janus Henderson Flexible Bond Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Janus Aspen Series Janus Henderson Flexible Bond Portfolio, Service Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Janus Aspen Series Janus Henderson Overseas Portfolio, Institutional Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Janus Aspen Series Janus Henderson Research Portfolio, Institutional Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Janus Henderson Balanced Fund, Class I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Janus Henderson Global Research Fund, Class I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Janus Henderson Overseas Fund, Class S	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

10

Janus Henderson VIT Balanced Portfolio, Service Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Lazard Retirement Emerging Markets Equity Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Lord Abbett Series Fund Short Duration Income Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
LVIP Baron Growth Opportunities Fund, Service Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
LVIP Delaware SMID Cap Core Fund, Standard Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
LVIP Delaware Value Fund, Standard Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
LVIP JPMorgan Core Bond Fund, Standard Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
LVIP JPMorgan Small Cap Core Fund, Standard Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
MFS Blended Research Small Cap Equity Portfolio, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

11

MFS Core Equity Portfolio, Service Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
MFS International Growth Portfolio, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
MFS International Intrinsic Value Portfolio, Service Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
MFS Mid Cap Value Portfolio, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
MFS Utilities Series, Service Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class S	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Neuberger Berman AMT Sustainable Equity Portfolio, Class S	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
NVIT Mid Cap Index Fund, Class II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
PIMCO Commodity RealReturn Strategy Portfolio, Admin Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
PIMCO Emerging Markets Bond Portfolio, Admin Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

12

PIMCO High Yield Portfolio, Admin Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
PIMCO Low Duration Portfolio, Admin Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
PIMCO Real Return Portfolio, Admin Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
PIMCO Total Return Portfolio, Admin Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Pioneer Bond VCT Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Pioneer Fund VCT Portfolio, Class I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Pioneer Mid Cap Value VCT Portfolio, Class II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Pioneer Select Mid Cap Growth VCT Portfolio, Class I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Prudential Series Fund Equity Portfolio, Class II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Prudential Series Fund Natural Resources Portfolio, Class II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Putnam VT Core Equity Fund, Class IA	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

13

Putnam VT Global Asset Allocation Fund, Class IA	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Putnam VT Global Health Care Fund, Class IB	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Putnam VT Income Fund, Class IA	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Putnam VT International Equity Fund, Class IA	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Putnam VT International Value Fund, Class IA	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Putnam VT Large Cap Value Fund, Class IB	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Putnam VT Mortgage Securities Fund	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Putnam VT Small Cap Value Fund, Class IA	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Royce Capital Fund Small Cap Portfolio, Service Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Schwab Government Money Market Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Schwab S&P 500 Index Fund	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

14

Schwab VIT Balanced Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Schwab VIT Balanced with Growth Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Schwab VIT Growth Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
T. Rowe Price Health Sciences Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
T. Rowe Price Health Sciences Portfolio, Class II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Templeton Foreign VIP Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Templeton Global Bond VIP Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Third Avenue Value Fund	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Touchstone VST Common Stock Fund, Service Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Touchstone VST Bond Fund	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Touchstone VST Common Stock Fund	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

15

Touchstone VST Small Company Fund	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
VanEck VIP Global Resources Fund	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
VanEck VIP Unconstrained Emerging Markets Bond Fund, Class I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Vanguard VIF Capital Growth Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Vanguard VIF Diversified Value Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Vanguard VIF Mid-Cap Index Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Vanguard VIF Real Estate Index Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Vanguard VIF Small Company Growth Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

16

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS

	AB VPS Discovery Value Portfolio, Class A	AB VPS International Value Portfolio, Class A	AB VPS Large Cap Growth Portfolio, Class A	AB VPS Relative Value Portfolio, Class A	AB VPS Sustainable International Thematic Portfolio, Class A	Alger Balanced Portfolio, Class I-2	Alger Capital Appreciation Portfolio, Class I-2

ASSETS:
Investments at fair value (1)	$3,948,188	$1,311,364	$19,845,465	$13,283,117	$6,836,411	$1,008,891	$5,310,782
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	79	26	380	245	137	19	88
Receivable from the Company	-	6,653	-	519	33,268	-	-
Total assets	3,948,267	1,318,043	19,845,845	13,283,881	6,869,816	1,008,910	5,310,870

LIABILITIES:
Payable to the Contracts	79	26	380	245	137	19	88
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	2,328	-	10,482	-	-	-	495
Total liabilities	2,407	26	10,862	245	137	19	583

NET ASSETS	$3,945,860	$1,318,017	$19,834,983	$13,283,636	$6,869,679	$1,008,891	$5,310,287

ANALYSIS OF NET ASSETS
Accumulation period	$3,822,411	$1,302,471	$19,602,752	$13,223,500	$6,645,053	$1,008,619	$5,304,897
Annuity period	123,449	15,546	232,231	60,136	224,626	272	5,390
Total net assets	$3,945,860	$1,318,017	$19,834,983	$13,283,636	$6,869,679	$1,008,891	$5,310,287

Fair value per share (NAV)	$17.71	$14.79	$74.50	$29.50	$17.87	$18.93	$78.22
Shares outstanding in the Separate Account	222,936	88,666	266,382	450,275	382,564	53,296	67,895

(1) Investments in mutual fund shares, at cost	$4,310,638	$1,240,462	$19,349,945	$12,920,250	$7,450,910	$712,601	$5,296,740

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

17

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Alger Large Cap Growth Portfolio, Class I-2	Alger Mid Cap Growth Portfolio, Class I-2	Allspring VT Discovery All Cap Growth Fund, Class 2	Allspring VT Discovery SMID Cap Growth Fund, Class 2	Allspring VT Opportunity Fund, Class 2	ALPS Global Opportunity Portfolio, Class I	American Century Investments VP Balanced Fund, Class I

ASSETS:
Investments at fair value (1)	$31,473,041	$4,330,402	$2,014,713	$7,333,890	$5,630,539	$331,051	$29,031,241
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	679	264	43	142	112	6	1,050
Receivable from the Company	143,489	-	-	18,474	-	-	-
Total assets	31,617,209	4,330,666	2,014,756	7,352,506	5,630,651	331,057	29,032,291

LIABILITIES:
Payable to the Contracts	679	264	43	142	112	6	1,050
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	749	640	-	350	-	12,575
Total liabilities	679	1,013	683	142	462	6	13,625

NET ASSETS	$31,616,530	$4,329,653	$2,014,073	$7,352,364	$5,630,189	$331,051	$29,018,666

ANALYSIS OF NET ASSETS
Accumulation period	$30,882,506	$4,272,330	$1,955,640	$7,244,081	$5,624,607	$331,051	$28,474,697
Annuity period	734,024	57,323	58,433	108,283	5,582	-	543,969
Total net assets	$31,616,530	$4,329,653	$2,014,073	$7,352,364	$5,630,189	$331,051	$29,018,666

Fair value per share (NAV)	$62.42	$16.85	$23.89	$20.46	$25.99	$11.41	$7.65
Shares outstanding in the Separate Account	504,214	256,997	84,333	358,450	216,643	29,014	3,794,934

(1) Investments in mutual fund shares, at cost	$37,076,438	$5,809,210	$2,456,734	$9,471,254	$5,516,638	$331,701	$29,591,698

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

18

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	American Century Investments VP Disciplined Core Value Fund, Class I	American Century Investments VP International Fund, Class I	American Century Investments VP Mid Cap Value Fund, Class II	American Century Investments VP Value Fund, Class I	American Funds IS Capital World Bond Fund, Class 2	American Funds IS Global Growth Fund, Class 1	American Funds IS Global Small Capitalization Fund, Class 2

ASSETS:
Investments at fair value (1)	$9,538,229	$6,729,112	$11,144,786	$22,269,652	$327,665	$1,955,969	$317,334
Receivable from the Contracts	-	-	399	-	-	-	-
Receivable from the fund manager	185	203	-	19,317	5	430	6
Receivable from the Company	3,017	3,540	10,725	-	-	-	-
Total assets	9,541,431	6,732,855	11,155,910	22,288,969	327,670	1,956,399	317,340

LIABILITIES:
Payable to the Contracts	185	203	-	19,317	5	430	6
Payable to the fund manager	-	-	399	-	-	-	-
Payable to the Company	-	-	-	4,571	-	-	-
Total liabilities	185	203	399	23,888	5	430	6

NET ASSETS	$9,541,246	$6,732,652	$11,155,511	$22,265,081	$327,665	$1,955,969	$317,334

ANALYSIS OF NET ASSETS
Accumulation period	$9,467,777	$6,574,644	$11,005,381	$21,908,112	$327,665	$1,955,969	$317,334
Annuity period	73,469	158,008	150,130	356,969	-	-	-
Total net assets	$9,541,246	$6,732,652	$11,155,511	$22,265,081	$327,665	$1,955,969	$317,334

Fair value per share (NAV)	$7.67	$10.58	$19.47	$12.19	$10.03	$33.92	$17.50
Shares outstanding in the Separate Account	1,243,576	636,022	572,408	1,826,879	32,668	57,664	18,133

(1) Investments in mutual fund shares, at cost	$10,977,722	$7,072,758	$11,864,381	$20,750,842	$319,048	$2,011,282	$383,696

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

19

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	American Funds IS Growth-Income Fund, Class 4	American Funds IS International Fund, Class 2	American Funds IS New World Fund, Class 2	American Funds IS The Bond Fund of America, Class 2	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	BlackRock Global Allocation V.I. Fund, Class I	BNY Mellon IP MidCap Stock Portfolio, Initial Shares

ASSETS:
Investments at fair value (1)	$7,337,460	$1,989,040	$2,528,264	$3,072,978	$729,539	$8,166,453	$2,837,616
Receivable from the Contracts	-	-	108	-	-	-	-
Receivable from the fund manager	42,118	31	-	44	12	112	53
Receivable from the Company	-	-	-	-	-	-	3,890
Total assets	7,379,578	1,989,071	2,528,372	3,073,022	729,551	8,166,565	2,841,559

LIABILITIES:
Payable to the Contracts	42,118	31	-	44	12	112	53
Payable to the fund manager	-	-	108	-	-	-	-
Payable to the Company	-	-	-	-	-	437	-
Total liabilities	42,118	31	108	44	12	549	53

NET ASSETS	$7,337,460	$1,989,040	$2,528,264	$3,072,978	$729,539	$8,166,016	$2,841,506

ANALYSIS OF NET ASSETS
Accumulation period	$7,337,460	$1,989,040	$2,528,264	$3,072,978	$729,539	$8,143,475	$2,824,214
Annuity period	-	-	-	-	-	22,541	17,292
Total net assets	$7,337,460	$1,989,040	$2,528,264	$3,072,978	$729,539	$8,166,016	$2,841,506

Fair value per share (NAV)	$57.34	$17.41	$25.17	$9.40	$13.15	$16.31	$18.68
Shares outstanding in the Separate Account	127,964	114,247	100,448	326,913	55,478	500,702	151,907

(1) Investments in mutual fund shares, at cost	$6,643,211	$2,248,840	$2,573,923	$3,359,571	$724,957	$8,604,185	$2,794,128

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

20

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	BNY Mellon VIF Appreciation Portfolio, Initial Shares	BNY Mellon VIF Growth and Income Portfolio, Initial Shares	BNY Mellon VIF Opportunistic Small Cap Portfolio, Initial Shares	ClearBridge Variable Large Cap Growth Portfolio, Class I	ClearBridge Variable Mid Cap Portfolio, Class I	ClearBridge Variable Small Cap Growth Portfolio, Class I	Columbia VP Emerging Markets Fund, Class 2

ASSETS:
Investments at fair value (1)	$9,764,471	$5,911,809	$277,225	$1,648,941	$301,563	$1,975,148	$545,830
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	11,500	121	5	29	6	33	9
Receivable from the Company	34,121	-	-	16,696	-	-	-
Total assets	9,810,092	5,911,930	277,230	1,665,666	301,569	1,975,181	545,839

LIABILITIES:
Payable to the Contracts	11,500	121	5	29	6	33	9
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	10,745	-	-	-	-	-
Total liabilities	11,500	10,866	5	29	6	33	9

NET ASSETS	$9,798,592	$5,901,064	$277,225	$1,665,637	$301,563	$1,975,148	$545,830

ANALYSIS OF NET ASSETS
Accumulation period	$9,491,701	$5,420,944	$277,225	$1,600,013	$301,563	$1,975,148	$545,830
Annuity period	306,891	480,120	-	65,624	-	-	-
Total net assets	$9,798,592	$5,901,064	$277,225	$1,665,637	$301,563	$1,975,148	$545,830

Fair value per share (NAV)	$35.02	$32.32	$41.93	$38.67	$22.82	$27.35	$9.62
Shares outstanding in the Separate Account	278,826	182,915	6,612	42,641	13,215	72,217	56,739

(1) Investments in mutual fund shares, at cost	$10,583,660	$5,410,569	$304,091	$1,465,435	$307,055	$2,526,359	$602,054

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

21

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Columbia VP Large Cap Growth Fund, Class 2	Columbia VP Seligman Global Technology Fund, Class 2	Columbia VP Small Cap Value Fund, Class 2	Delaware Ivy VIP International Core Equity, Class II	Delaware VIP Emerging Markets, Standard Class	Delaware VIP International Series, Standard Class	Delaware VIP Small Cap Value Series, Standard Class

ASSETS:
Investments at fair value (1)	$6,668,131	$19,789,544	$2,222,573	$1,577,744	$3,609,658	$260,160	$19,006,896
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	126	21,980	43	24	13	4	1,166
Receivable from the Company	7,475	23,812	-	-	-	-	22,992
Total assets	6,675,732	19,835,336	2,222,616	1,577,768	3,609,671	260,164	19,031,054

LIABILITIES:
Payable to the Contracts	126	21,980	43	24	12	4	1,166
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	-	3,837	-	1,635	-	-
Total liabilities	126	21,980	3,880	24	1,647	4	1,166

NET ASSETS	$6,675,606	$19,813,356	$2,218,736	$1,577,744	$3,608,024	$260,160	$19,029,888

ANALYSIS OF NET ASSETS
Accumulation period	$6,616,088	$19,622,594	$2,187,195	$1,577,744	$3,551,358	$260,160	$18,764,014
Annuity period	59,518	190,762	31,541	-	56,666	-	265,874
Total net assets	$6,675,606	$19,813,356	$2,218,736	$1,577,744	$3,608,024	$260,160	$19,029,888

Fair value per share (NAV)	$36.02	$24.18	$12.81	$16.15	$22.05	$16.75	$38.39
Shares outstanding in the Separate Account	185,123	818,426	173,503	97,693	163,703	15,532	495,100

(1) Investments in mutual fund shares, at cost	$5,011,447	$19,007,016	$2,332,430	$1,563,458	$4,073,080	$272,671	$17,734,466

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

22

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Dimensional VA US Targeted Value Portfolio	DWS Capital Growth VIP, Class A	DWS Core Equity VIP, Class A	DWS CROCI U.S. VIP, Class A	DWS Global Small Cap VIP, Class A	DWS Small Cap Index VIP, Class A	DWS Small Mid Cap Growth VIP, Class A

ASSETS:
Investments at fair value (1)	$2,583,656	$29,852,240	$14,715,318	$4,645,973	$997,608	$27,391,764	$1,508,519
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	37	178,746	428	92	18	31,397	28
Receivable from the Company	-	41,806	9,886	2,051	-	46,846	-
Total assets	2,583,693	30,072,792	14,725,632	4,648,116	997,626	27,470,007	1,508,547

LIABILITIES:
Payable to the Contracts	37	178,746	428	92	18	31,397	28
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	-	-	-	-	-	10,676
Total liabilities	37	178,746	428	92	18	31,397	10,704

NET ASSETS	$2,583,656	$29,894,046	$14,725,204	$4,648,024	$997,608	$27,438,610	$1,497,843

ANALYSIS OF NET ASSETS
Accumulation period	$2,583,656	$29,295,266	$14,615,231	$4,516,885	$997,608	$26,431,304	$1,307,595
Annuity period	-	598,780	109,973	131,139	-	1,007,306	190,248
Total net assets	$2,583,656	$29,894,046	$14,725,204	$4,648,024	$997,608	$27,438,610	$1,497,843

Fair value per share (NAV)	$22.60	$37.84	$12.24	$15.59	$10.45	$13.63	$13.70
Shares outstanding in the Separate Account	114,321	788,907	1,202,232	298,010	95,465	2,009,667	110,111

(1) Investments in mutual fund shares, at cost	$2,447,975	$24,778,920	$13,509,133	$4,371,862	$1,010,171	$30,337,140	$1,607,537

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

23

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	DWS Small Mid Cap Value VIP, Class A	Empower Aggressive Profile Fund, Investor Class	Empower Ariel Mid Cap Value Fund, Investor Class	Empower Bond Index Fund, Investor Class	Empower Conservative Profile Fund, Investor Class	Empower International Index Fund, Investor Class	Empower International Value Fund, Investor Class

ASSETS:
Investments at fair value (1)	$3,152,346	$204,480	$47,939	$8,057,169	$3,664,875	$3,033,147	$291,256
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	61	4	1	131	4,664	48	4
Receivable from the Company	-	-	-	-	-	-	-
Total assets	3,152,407	204,484	47,940	8,057,300	3,669,539	3,033,195	291,260

LIABILITIES:
Payable to the Contracts	61	4	1	131	4,664	48	4
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	3,111	-	-	-	4,184	-	-
Total liabilities	3,172	4	1	131	8,848	48	4

NET ASSETS	$3,149,235	$204,480	$47,939	$8,057,169	$3,660,691	$3,033,147	$291,256

ANALYSIS OF NET ASSETS
Accumulation period	$3,083,690	$204,480	$47,939	$8,057,169	$3,567,972	$3,033,147	$291,256
Annuity period	65,545	-	-	-	92,719	-	-
Total net assets	$3,149,235	$204,480	$47,939	$8,057,169	$3,660,691	$3,033,147	$291,256

Fair value per share (NAV)	$13.86	$5.43	$8.82	$12.75	$7.38	$12.35	$12.03
Shares outstanding in the Separate Account	227,442	37,657	5,435	631,935	496,595	245,599	24,211

(1) Investments in mutual fund shares, at cost	$3,128,270	$217,925	$51,229	$9,152,039	$3,869,773	$2,985,303	$295,595

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

24

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Empower Lifetime 2015 Fund, Investor Class	Empower Lifetime 2020 Fund, Investor Class	Empower Lifetime 2025 Fund, Investor Class	Empower Lifetime 2030 Fund, Investor Class	Empower Lifetime 2035 Fund, Investor Class	Empower Lifetime 2040 Fund, Investor Class	Empower Lifetime 2045 Fund, Investor Class

ASSETS:
Investments at fair value (1)	$219,551	$638,547	$583,789	$573,134	$191,467	$24,515	$117,206
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	5	11	10	9	3	-	2
Receivable from the Company	-	-	-	-	-	-	-
Total assets	219,556	638,558	583,799	573,143	191,470	24,515	117,208

LIABILITIES:
Payable to the Contracts	5	11	10	9	3	-	2
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	5	11	10	9	3	-	2

NET ASSETS	$219,551	$638,547	$583,789	$573,134	$191,467	$24,515	$117,206

ANALYSIS OF NET ASSETS
Accumulation period	$219,551	$638,547	$583,789	$573,134	$191,467	$24,515	$117,206
Annuity period	-	-	-	-	-	-	-
Total net assets	$219,551	$638,547	$583,789	$573,134	$191,467	$24,515	$117,206

Fair value per share (NAV)	$12.74	$9.95	$13.40	$10.25	$13.38	$10.28	$13.56
Shares outstanding in the Separate Account	17,233	64,176	43,566	55,916	14,310	2,385	8,644

(1) Investments in mutual fund shares, at cost	$248,913	$687,689	$632,482	$671,170	$214,000	$25,768	$108,570

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

25

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Empower Lifetime 2050 Fund, Investor Class	Empower Lifetime 2055 Fund, Investor Class	Empower Lifetime 2060 Fund, Investor Class	Empower Mid Cap Value Fund, Investor Class	Empower Moderate Profile Fund, Investor Class	Empower Moderately Aggressive Profile Fund, Investor Class	Empower Moderately Conservative Profile Fund, Investor Class

ASSETS:
Investments at fair value (1)	$66,576	$110,683	$74,239	$854,339	$9,086,458	$4,004,233	$4,600,191
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	1	2	1	15	10,135	69	4,063
Receivable from the Company	-	-	-	-	-	-	-
Total assets	66,577	110,685	74,240	854,354	9,096,593	4,004,302	4,604,254

LIABILITIES:
Payable to the Contracts	1	2	1	15	10,135	69	4,063
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	-	-	-	43,787	-	-
Total liabilities	1	2	1	15	53,922	69	4,063

NET ASSETS	$66,576	$110,683	$74,239	$854,339	$9,042,671	$4,004,233	$4,600,191

ANALYSIS OF NET ASSETS
Accumulation period	$66,576	$110,683	$74,239	$854,339	$8,702,316	$4,004,233	$4,600,191
Annuity period	-	-	-	-	340,355	-	-
Total net assets	$66,576	$110,683	$74,239	$854,339	$9,042,671	$4,004,233	$4,600,191

Fair value per share (NAV)	$10.83	$17.17	$10.32	$12.97	$6.28	$6.75	$7.90
Shares outstanding in the Separate Account	6,147	6,446	7,194	65,870	1,446,888	593,220	582,303

(1) Investments in mutual fund shares, at cost	$67,892	$101,770	$72,790	$963,533	$9,563,898	$4,242,148	$4,971,120

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

26

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Empower Multi-Sector Bond Fund, Investor Class	Empower Real Estate Index Fund, Investor Class	Empower SecureFoundation Balanced Fund, Investor Class	Empower Small Cap Value Fund, Investor Class	Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	Federated Hermes Fund for U.S. Government Securities II	Federated Hermes Managed Volatility Fund II

ASSETS:
Investments at fair value (1)	$6,127,574	$311,490	$164,190,831	$992,759	$1,884,490	$21,017,632	$1,852,654
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	36,672	6	413,912	17	32	557	3,194
Receivable from the Company	10,939	-	-	-	-	59,238	11,007
Total assets	6,175,185	311,496	164,604,743	992,776	1,884,522	21,077,427	1,866,855

LIABILITIES:
Payable to the Contracts	36,672	6	413,912	17	32	557	3,194
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	-	5,734	-	-	-	-
Total liabilities	36,672	6	419,646	17	32	557	3,194

NET ASSETS	$6,138,513	$311,490	$164,185,097	$992,759	$1,884,490	$21,076,870	$1,863,661

ANALYSIS OF NET ASSETS
Accumulation period	$5,939,692	$311,490	$164,081,627	$992,759	$1,884,490	$19,845,835	$1,827,658
Annuity period	198,821	-	103,470	-	-	1,231,035	36,003
Total net assets	$6,138,513	$311,490	$164,185,097	$992,759	$1,884,490	$21,076,870	$1,863,661

Fair value per share (NAV)	$12.77	$12.00	$12.80	$35.91	$35.78	$9.35	$9.02
Shares outstanding in the Separate Account	479,841	25,958	12,827,409	27,646	52,669	2,247,875	205,394

(1) Investments in mutual fund shares, at cost	$6,569,100	$313,930	$167,868,960	$985,364	$1,724,253	$23,943,352	$2,065,545

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

27

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS

	Franklin Small Cap Value VIP Fund, Class 2	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio, Service Shares	Invesco Oppenheimer V.I. International Growth Fund, Series I	Invesco V.I. Comstock Fund, Series I	Invesco V.I. Core Equity Fund, Series I	Invesco V.I. EQV International Equity Fund, Series I	Invesco V.I. Global Fund, Series I

ASSETS:
Investments at fair value (1)	$4,178,050	$57,551	$11,011,868	$6,757,144	$3,517,781	$11,923,469	$30,447,281
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	78	1	204	154	82	536	73,467
Receivable from the Company	-	-	-	9,345	15,479	26,365	68,717
Total assets	4,178,128	57,552	11,012,072	6,766,643	3,533,342	11,950,370	30,589,465

LIABILITIES:
Payable to the Contracts	78	1	204	154	82	536	73,467
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	7,078	-	11,077	-	-	-	-
Total liabilities	7,156	1	11,281	154	82	536	73,467

NET ASSETS	$4,170,972	$57,551	$11,000,791	$6,766,489	$3,533,260	$11,949,834	$30,515,998

ANALYSIS OF NET ASSETS
Accumulation period	$4,052,724	$57,551	$10,833,373	$6,731,679	$3,410,495	$11,663,397	$30,029,112
Annuity period	118,248	-	167,418	34,810	122,765	286,437	486,886
Total net assets	$4,170,972	$57,551	$11,000,791	$6,766,489	$3,533,260	$11,949,834	$30,515,998

Fair value per share (NAV)	$13.27	$8.89	$2.02	$19.67	$29.29	$34.09	$36.56
Shares outstanding in the Separate Account	314,849	6,474	5,451,420	343,525	120,102	349,764	832,803

(1) Investments in mutual fund shares, at cost	$4,339,142	$58,296	$12,208,649	$6,548,223	$3,472,645	$12,390,970	$31,906,742

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

28

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS

	Invesco V.I. Growth and Income Fund, Series I	Invesco V.I. High Yield Fund, Series I	Invesco V.I. Main Street Mid Cap Fund	Invesco V.I. Main Street Small Cap Fund	Invesco V.I. Small Cap Equity Fund, Series I	Invesco V.I. Technology Fund, Series I	Janus Aspen Series Janus Henderson Flexible Bond Portfolio

ASSETS:
Investments at fair value (1)	$8,750,489	$4,134,357	$1,358,511	$2,044,999	$2,235,278	$4,031,022	$13,763,704
Receivable from the Contracts	99,572	-	-	-	-	-	-
Receivable from the fund manager	-	82	28	32,976	44	84	3,829
Receivable from the Company	-	3,225	-	-	-	8,249	26,703
Total assets	8,850,061	4,137,664	1,358,539	2,077,975	2,235,322	4,039,355	13,794,236

LIABILITIES:
Payable to the Contracts	-	82	28	32,976	44	84	3,829
Payable to the fund manager	99,572	-	-	-	-	-	-
Payable to the Company	15,533	-	351	245	3,336	-	-
Total liabilities	115,105	82	379	33,221	3,380	84	3,829

NET ASSETS	$8,734,956	$4,137,582	$1,358,160	$2,044,754	$2,231,942	$4,039,271	$13,790,407

ANALYSIS OF NET ASSETS
Accumulation period	$8,237,179	$3,938,702	$1,349,916	$2,042,699	$2,189,233	$3,969,850	$13,480,871
Annuity period	497,777	198,880	8,244	2,055	42,709	69,421	309,536
Total net assets	$8,734,956	$4,137,582	$1,358,160	$2,044,754	$2,231,942	$4,039,271	$13,790,407

Fair value per share (NAV)	$18.86	$4.69	$9.79	$26.91	$17.20	$18.50	$10.05
Shares outstanding in the Separate Account	463,971	881,526	138,765	75,994	129,958	217,893	1,369,523

(1) Investments in mutual fund shares, at cost	$8,921,322	$4,432,274	$1,519,104	$1,982,109	$2,461,507	$4,085,954	$16,049,665

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

29

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS

	Janus Aspen Series Janus Henderson Flexible Bond Portfolio, Service Shares	Janus Aspen Series Janus Henderson Overseas Portfolio, Institutional Shares	Janus Aspen Series Janus Henderson Research Portfolio, Institutional Shares	Janus Henderson Balanced Fund, Class I	Janus Henderson Global Research Fund, Class I	Janus Henderson Overseas Fund, Class S	Janus Henderson VIT Balanced Portfolio, Service Shares

ASSETS:
Investments at fair value (1)	$32,307,109	$2,984,408	$9,961,249	$15,833,611	$14,463,016	$1,410,565	$127,255,047
Receivable from the Contracts	-	-	-	-	-	99,716	-
Receivable from the fund manager	832	69	233	272	369	-	40,243
Receivable from the Company	53,425	21,662	62,076	-	42,404	27,480	-
Total assets	32,361,366	3,006,139	10,023,558	15,833,883	14,505,789	1,537,761	127,295,290

LIABILITIES:
Payable to the Contracts	832	69	233	272	369	-	40,243
Payable to the fund manager	-	-	-	-	-	99,716	-
Payable to the Company	-	-	-	10,453	-	-	48,027
Total liabilities	832	69	233	10,725	369	99,716	88,270

NET ASSETS	$32,360,534	$3,006,070	$10,023,325	$15,823,158	$14,505,420	$1,438,045	$127,207,020

ANALYSIS OF NET ASSETS
Accumulation period	$31,293,115	$2,915,867	$9,384,728	$15,441,435	$14,017,021	$1,356,991	$124,882,313
Annuity period	1,067,419	90,203	638,597	381,723	488,399	81,054	2,324,707
Total net assets	$32,360,534	$3,006,070	$10,023,325	$15,823,158	$14,505,420	$1,438,045	$127,207,020

Fair value per share (NAV)	$11.16	$42.07	$45.15	$45.28	$61.10	$40.08	$48.05
Shares outstanding in the Separate Account	2,894,902	70,939	220,626	349,682	236,711	35,194	2,648,388

(1) Investments in mutual fund shares, at cost	$36,925,006	$2,460,837	$6,838,290	$11,566,188	$10,694,374	$1,384,384	$98,957,466

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

30

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS

	Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares	Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares	Lazard Retirement Emerging Markets Equity Portfolio	Lord Abbett Series Fund Short Duration Income Portfolio	LVIP Baron Growth Opportunities Fund, Service Class	LVIP Delaware SMID Cap Core Fund, Standard Class	LVIP Delaware Value Fund, Standard Class

ASSETS:
Investments at fair value (1)	$1,433,479	$15,764,743	$11,054,633	$3,153,894	$19,745,969	$6,999,601	$1,045,641
Receivable from the Contracts	-	-	-	977	-	-	-
Receivable from the fund manager	23	304	276	-	75,087	131	17
Receivable from the Company	-	-	9,321	-	98,106	-	-
Total assets	1,433,502	15,765,047	11,064,230	3,154,871	19,919,162	6,999,732	1,045,658

LIABILITIES:
Payable to the Contracts	23	304	276	-	75,087	131	17
Payable to the fund manager	-	-	-	977	-	-	-
Payable to the Company	-	1,202	-	-	-	1,252	-
Total liabilities	23	1,506	276	977	75,087	1,383	17

NET ASSETS	$1,433,479	$15,763,541	$11,063,954	$3,153,894	$19,844,075	$6,998,349	$1,045,641

ANALYSIS OF NET ASSETS
Accumulation period	$1,433,479	$15,715,854	$10,518,879	$3,153,894	$19,053,504	$6,986,536	$1,045,641
Annuity period	-	47,687	545,075	-	790,571	11,813	-
Total net assets	$1,433,479	$15,763,541	$11,063,954	$3,153,894	$19,844,075	$6,998,349	$1,045,641

Fair value per share (NAV)	$15.98	$16.06	$20.83	$13.03	$71.99	$25.56	$25.24
Shares outstanding in the Separate Account	89,705	981,615	530,707	242,049	274,276	273,839	41,433

(1) Investments in mutual fund shares, at cost	$1,320,435	$14,772,502	$10,777,188	$3,348,551	$14,364,741	$6,413,949	$1,115,441

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

31

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS

	LVIP JPMorgan Core Bond Fund, Standard Class	LVIP JPMorgan Small Cap Core Fund, Standard Class	MFS Blended Research Small Cap Equity Portfolio, Initial Class	MFS Core Equity Portfolio, Service Class	MFS International Growth Portfolio, Initial Class	MFS International Intrinsic Value Portfolio, Service Class	MFS Mid Cap Value Portfolio, Initial Class

ASSETS:
Investments at fair value (1)	$933,477	$3,031,361	$282,142	$69,761	$1,754,642	$35,160,064	$922,350
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	15	123	5	1	29	1,094	16
Receivable from the Company	-	3,949	-	-	-	38,529	-
Total assets	933,492	3,035,433	282,147	69,762	1,754,671	35,199,687	922,366

LIABILITIES:
Payable to the Contracts	15	123	5	1	29	1,094	16
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	15	123	5	1	29	1,094	16

NET ASSETS	$933,477	$3,035,310	$282,142	$69,761	$1,754,642	$35,198,593	$922,350

ANALYSIS OF NET ASSETS
Accumulation period	$933,477	$3,013,787	$282,142	$69,761	$1,754,642	$34,627,763	$922,350
Annuity period	-	21,523	-	-	-	570,830	-
Total net assets	$933,477	$3,035,310	$282,142	$69,761	$1,754,642	$35,198,593	$922,350

Fair value per share (NAV)	$9.88	$19.85	$10.01	$27.15	$14.67	$28.83	$9.83
Shares outstanding in the Separate Account	94,529	152,721	28,186	2,569	119,608	1,219,565	93,830

(1) Investments in mutual fund shares, at cost	$927,516	$3,427,689	$294,733	$74,526	$1,836,305	$32,490,027	$901,816

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

32

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS

	MFS Utilities Series, Service Class	Morgan Stanley VIF U.S. Real Estate Portfolio, Class I	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class S	Neuberger Berman AMT Sustainable Equity Portfolio, Class S	NVIT Mid Cap Index Fund, Class II	PIMCO Commodity RealReturn Strategy Portfolio, Admin Class	PIMCO Emerging Markets Bond Portfolio, Admin Class

ASSETS:
Investments at fair value (1)	$5,826,249	$2,612,297	$632,316	$727,629	$20,709,544	$2,575,941	$707,623
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	64,026	62	11	10	592	47	11
Receivable from the Company	8,003	47,128	8,495	-	20,585	-	-
Total assets	5,898,278	2,659,487	640,822	727,639	20,730,721	2,575,988	707,634

LIABILITIES:
Payable to the Contracts	64,026	62	11	10	592	47	11
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	-	-	-	-	594	-
Total liabilities	64,026	62	11	10	592	641	11

NET ASSETS	$5,834,252	$2,659,425	$640,811	$727,629	$20,730,129	$2,575,347	$707,623

ANALYSIS OF NET ASSETS
Accumulation period	$5,670,465	$2,428,409	$624,114	$727,629	$20,214,152	$2,564,939	$707,623
Annuity period	163,787	231,016	16,697	-	515,977	10,408	-
Total net assets	$5,834,252	$2,659,425	$640,811	$727,629	$20,730,129	$2,575,347	$707,623

Fair value per share (NAV)	$31.54	$14.54	$19.32	$33.49	$18.43	$5.35	$10.55
Shares outstanding in the Separate Account	184,726	179,663	32,729	21,727	1,123,687	481,484	67,073

(1) Investments in mutual fund shares, at cost	$6,108,181	$3,299,084	$645,107	$517,714	$22,854,174	$3,552,134	$750,214

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

33

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS

	PIMCO High Yield Portfolio, Admin Class	PIMCO Low Duration Portfolio, Admin Class	PIMCO Real Return Portfolio, Admin Class	PIMCO Total Return Portfolio, Admin Class	Pioneer Bond VCT Portfolio	Pioneer Fund VCT Portfolio, Class I	Pioneer Mid Cap Value VCT Portfolio, Class II

ASSETS:
Investments at fair value (1)	$22,869,318	$58,304,723	$2,954,951	$108,396,383	$1,732,010	$4,618,451	$1,666,890
Receivable from the Contracts	-	2,893	-	-	-	-	99,713
Receivable from the fund manager	580	-	46	76,942	21,124	95	-
Receivable from the Company	9,360	137,264	-	15,154	-	16,086	4,601
Total assets	22,879,258	58,444,880	2,954,997	108,488,479	1,753,134	4,634,632	1,771,204

LIABILITIES:
Payable to the Contracts	580	-	46	76,942	21,124	94	-
Payable to the fund manager	-	2,893	-	-	-	-	99,713
Payable to the Company	-	-	1,244	-	-	-	-
Total liabilities	580	2,893	1,290	76,942	21,124	94	99,713

NET ASSETS	$22,878,678	$58,441,987	$2,953,707	$108,411,537	$1,732,010	$4,634,538	$1,671,491

ANALYSIS OF NET ASSETS
Accumulation period	$22,390,823	$56,590,495	$2,940,553	$105,723,178	$1,732,010	$4,361,563	$1,656,807
Annuity period	487,855	1,851,492	13,154	2,688,359	-	272,975	14,685
Total net assets	$22,878,678	$58,441,987	$2,953,707	$108,411,537	$1,732,010	$4,634,538	$1,671,491

Fair value per share (NAV)	$7.18	$9.60	$11.57	$9.18	$9.49	$16.01	$11.04
Shares outstanding in the Separate Account	3,185,142	6,073,409	255,398	11,807,885	182,509	288,473	150,986

(1) Investments in mutual fund shares, at cost	$24,186,843	$61,809,889	$3,315,879	$126,676,515	$1,932,963	$4,320,880	$1,979,223

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

34

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS

	Pioneer Select Mid Cap Growth VCT Portfolio, Class I	Prudential Series Fund Equity Portfolio, Class II	Prudential Series Fund Natural Resources Portfolio, Class II	Putnam VT Core Equity Fund, Class IA	Putnam VT Global Asset Allocation Fund, Class IA	Putnam VT Global Health Care Fund, Class IB	Putnam VT Income Fund, Class IA

ASSETS:
Investments at fair value (1)	$5,506,702	$1,636,440	$429,774	$2,511,161	$714,158	$4,305,036	$5,029,129
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	120	36	8	45	15	471	9,782
Receivable from the Company	391	6,721	-	-	-	11,998	-
Total assets	5,507,213	1,643,197	429,782	2,511,206	714,173	4,317,505	5,038,911

LIABILITIES:
Payable to the Contracts	120	36	8	45	15	471	9,782
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	120	36	8	45	15	471	9,782

NET ASSETS	$5,507,093	$1,643,161	$429,774	$2,511,161	$714,158	$4,317,034	$5,029,129

ANALYSIS OF NET ASSETS
Accumulation period	$5,503,905	$1,636,043	$429,774	$2,511,161	$714,158	$4,269,078	$5,029,129
Annuity period	3,189	7,118	-	-	-	47,956	-
Total net assets	$5,507,093	$1,643,161	$429,774	$2,511,161	$714,158	$4,317,034	$5,029,129

Fair value per share (NAV)	$22.02	$94.17	$40.46	$18.85	$17.56	$16.22	$8.40
Shares outstanding in the Separate Account	250,077	17,378	10,622	133,218	40,670	265,415	598,706

(1) Investments in mutual fund shares, at cost	$6,488,522	$620,436	$381,571	$2,358,331	$682,292	$4,131,359	$6,256,503

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

35

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS

	Putnam VT International Equity Fund, Class IA	Putnam VT International Value Fund, Class IA	Putnam VT Large Cap Value Fund, Class IB	Putnam VT Mortgage Securities Fund	Putnam VT Small Cap Value Fund, Class IA	Royce Capital Fund Small Cap Portfolio, Service Class	Schwab Government Money Market Portfolio

ASSETS:
Investments at fair value (1)	$1,560,805	$1,207,344	$16,875,679	$2,509,260	$374,172	$3,254,142	$164,915,743
Receivable from the Contracts	-	-	-	-	-	99,680	52,465
Receivable from the fund manager	26	19	319	48	7	-	-
Receivable from the Company	-	-	28,680	3,155	-	-	328,806
Total assets	1,560,831	1,207,363	16,904,678	2,512,463	374,179	3,353,822	165,297,014

LIABILITIES:
Payable to the Contracts	26	19	319	48	7	-	-
Payable to the fund manager	-	-	-	-	-	99,680	52,465
Payable to the Company	-	-	-	-	-	600	-
Total liabilities	26	19	319	48	7	100,280	52,465

NET ASSETS	$1,560,805	$1,207,344	$16,904,359	$2,512,415	$374,172	$3,253,542	$165,244,549

ANALYSIS OF NET ASSETS
Accumulation period	$1,560,805	$1,207,344	$16,436,092	$2,473,850	$374,172	$3,210,067	$157,032,989
Annuity period	-	-	468,267	38,565	-	43,475	8,211,560
Total net assets	$1,560,805	$1,207,344	$16,904,359	$2,512,415	$374,172	$3,253,542	$165,244,549

Fair value per share (NAV)	$15.48	$11.93	$28.82	$6.34	$11.70	$9.37	$1.00
Shares outstanding in the Separate Account	100,827	101,202	585,554	395,782	31,981	347,294	164,915,743

(1) Investments in mutual fund shares, at cost	$1,463,020	$1,042,729	$14,918,758	$3,183,682	$357,212	$3,238,327	$164,914,074

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

36

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS

	Schwab S&P 500 Index Fund	Schwab VIT Balanced Portfolio	Schwab VIT Balanced with Growth Portfolio	Schwab VIT Growth Portfolio	T. Rowe Price Health Sciences Portfolio	T. Rowe Price Health Sciences Portfolio, Class II	Templeton Foreign VIP Fund, Class 2

ASSETS:
Investments at fair value (1)	$536,795,359	$3,564,345	$4,925,817	$836,472	$1,531,876	$3,796,143	$6,236,637
Receivable from the Contracts	38,472	-	-	-	-	17,927	-
Receivable from the fund manager	-	49	70	12	78	-	116
Receivable from the Company	754,974	-	-	-	-	-	450
Total assets	537,588,805	3,564,394	4,925,887	836,484	1,531,954	3,814,070	6,237,203

LIABILITIES:
Payable to the Contracts	-	49	70	12	78	-	116
Payable to the fund manager	38,472	-	-	-	-	17,927	-
Payable to the Company	-	-	-	-	-	3,740	-
Total liabilities	38,472	49	70	12	78	21,667	116

NET ASSETS	$537,550,333	$3,564,345	$4,925,817	$836,472	$1,531,876	$3,792,403	$6,237,087

ANALYSIS OF NET ASSETS
Accumulation period	$523,735,577	$3,564,345	$4,925,817	$836,472	$1,531,876	$3,773,410	$6,201,439
Annuity period	13,814,756	-	-	-	-	18,993	35,648
Total net assets	$537,550,333	$3,564,345	$4,925,817	$836,472	$1,531,876	$3,792,403	$6,237,087

Fair value per share (NAV)	$70.19	$13.55	$15.74	$18.16	$55.31	$51.85	$14.24
Shares outstanding in the Separate Account	7,647,747	263,051	312,949	46,061	27,696	73,214	437,966

(1) Investments in mutual fund shares, at cost	$327,476,544	$3,379,562	$4,369,621	$759,502	$1,399,302	$3,633,523	$6,050,305

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

37

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS

	Templeton Global Bond VIP Fund, Class 2	Third Avenue Value Fund	Touchstone VST Common Stock Fund, Service Class	Touchstone VST Bond Fund	Touchstone VST Common Stock Fund	Touchstone VST Small Company Fund	VanEck VIP Global Resources Fund

ASSETS:
Investments at fair value (1)	$6,827,107	$1,507,441	$5,086,766	$6,735,289	$10,912,773	$6,381,501	$4,057,203
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	59,878	29	94	128	220	126	76
Receivable from the Company	-	4,001	1,144	2,199	5,297	17,320	-
Total assets	6,886,985	1,511,471	5,088,004	6,737,616	10,918,290	6,398,947	4,057,279

LIABILITIES:
Payable to the Contracts	59,878	29	94	128	220	126	76
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	3,075	-	-	-	-	-	751
Total liabilities	62,953	29	94	128	220	126	827

NET ASSETS	$6,824,032	$1,511,442	$5,087,910	$6,737,488	$10,918,070	$6,398,821	$4,056,452

ANALYSIS OF NET ASSETS
Accumulation period	$6,760,612	$1,493,348	$5,039,525	$6,720,089	$10,739,263	$6,233,193	$3,859,580
Annuity period	63,420	18,094	48,385	17,399	178,807	165,628	196,872
Total net assets	$6,824,032	$1,511,442	$5,087,910	$6,737,488	$10,918,070	$6,398,821	$4,056,452

Fair value per share (NAV)	$12.84	$23.27	$11.21	$8.77	$11.31	$13.52	$25.42
Shares outstanding in the Separate Account	531,706	64,780	453,770	767,992	964,878	472,004	159,607

(1) Investments in mutual fund shares, at cost	$7,897,139	$941,741	$4,276,122	$7,442,181	$9,384,564	$6,721,896	$4,423,854

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

38

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS

	VanEck VIP Unconstrained Emerging Markets Bond Fund, Class I	Vanguard VIF Capital Growth Portfolio	Vanguard VIF Diversified Value Portfolio	Vanguard VIF Mid-Cap Index Portfolio	Vanguard VIF Real Estate Index Portfolio	Vanguard VIF Small Company Growth Portfolio

ASSETS:
Investments at fair value (1)	$3,015,996	$5,931,949	$6,245,942	$10,585,235	$4,104,709	$2,683,017
Receivable from the Contracts	-	-	-	-	-	-
Receivable from the fund manager	37	85	90	2,307	158	40
Receivable from the Company	4,724	-	-	-	-	-
Total assets	3,020,757	5,932,034	6,246,032	10,587,542	4,104,867	2,683,057

LIABILITIES:
Payable to the Contracts	37	85	90	2,307	158	40
Payable to the fund manager	-	-	-	-	-	-
Payable to the Company	-	1,253	1,251	607	633	188
Total liabilities	37	1,338	1,341	2,914	791	228

NET ASSETS	$3,020,720	$5,930,696	$6,244,691	$10,584,628	$4,104,076	$2,682,829

ANALYSIS OF NET ASSETS
Accumulation period	$2,988,888	$5,909,173	$6,223,196	$10,575,280	$4,093,836	$2,679,605
Annuity period	31,832	21,523	21,495	9,348	10,240	3,224
Total net assets	$3,020,720	$5,930,696	$6,244,691	$10,584,628	$4,104,076	$2,682,829

Fair value per share (NAV)	$7.62	$46.38	$15.63	$23.93	$11.92	$17.61
Shares outstanding in the Separate Account	395,800	127,899	399,612	442,342	344,355	152,358

(1) Investments in mutual fund shares, at cost	$3,208,243	$5,311,561	$5,535,978	$9,993,867	$4,496,854	$3,138,236

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Concluded)

See accompanying notes to financial statements.

39

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS

	AB VPS Discovery Value Portfolio, Class A	AB VPS International Value Portfolio, Class A	AB VPS Large Cap Growth Portfolio, Class A	AB VPS Relative Value Portfolio, Class A	AB VPS Sustainable International Thematic Portfolio, Class A	Alger Balanced Portfolio, Class I-2	Alger Capital Appreciation Portfolio, Class I-2

INVESTMENT INCOME:
Dividend income	$39,313	$11,104	$-	$172,002	$-	$13,772	$-

EXPENSES:
Mortality and expense risk	27,395	10,567	121,477	78,944	48,847	6,502	23,800
Investment advisory expenses	-	443	8,756	238	837	-	4,969
Total expenses	27,395	11,010	130,233	79,182	49,684	6,502	28,769

NET INVESTMENT INCOME (LOSS)	11,918	94	(130,233)	92,820	(49,684)	7,270	(28,769)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(95,488)	7,820	(50,774)	64,143	(60,178)	25,233	(528,488)
Capital gain distributions	309,613	-	1,191,702	904,510	245,402	3,307	-

Net realized gain (loss) on investments	214,125	7,820	1,140,928	968,653	185,224	28,540	(528,488)

Change in net unrealized appreciation (depreciation) on investments	343,192	186,330	4,106,060	225,308	611,633	110,938	1,895,754

Net realized and unrealized gain (loss) on investments	557,317	194,150	5,246,988	1,193,961	796,857	139,478	1,367,266

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$569,235	$194,244	$5,116,755	$1,286,781	$747,173	$146,748	$1,338,497

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

40

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS

	Alger Large Cap Growth Portfolio, Class I-2	Alger Mid Cap Growth Portfolio, Class I-2	Allspring VT Discovery All Cap Growth Fund, Class 2	Allspring VT Discovery SMID Cap Growth Fund, Class 2	Allspring VT Opportunity Fund, Class 2	ALPS Global Opportunity Portfolio, Class I	American Century Investments VP Balanced Fund, Class I

INVESTMENT INCOME:
Dividend income	$-	$-	$-	$-	$-	$-	$542,582

EXPENSES:
Mortality and expense risk	223,107	32,217	14,517	51,906	38,244	1,581	198,526
Investment advisory expenses	1,481	-	-	2,453	-	108	3,494
Total expenses	224,588	32,217	14,517	54,359	38,244	1,689	202,020

NET INVESTMENT INCOME (LOSS)	(224,588)	(32,217)	(14,517)	(54,359)	(38,244)	(1,689)	340,562

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(445,312)	(231,793)	(378,298)	(1,357,888)	(34,677)	(8,939)	(200,448)
Capital gain distributions	-	-	205,420	-	444,525	-	-

Net realized gain (loss) on investments	(445,312)	(231,793)	(172,878)	(1,357,888)	409,848	(8,939)	(200,448)

Change in net unrealized appreciation (depreciation) on investments	8,444,365	1,109,430	716,388	2,740,043	849,035	73,500	3,954,547

Net realized and unrealized gain (loss) on investments	7,999,053	877,637	543,510	1,382,155	1,258,883	64,561	3,754,099

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,774,465	$845,420	$528,993	$1,327,796	$1,220,639	$62,872	$4,094,661

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

41

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS

	American Century Investments VP Disciplined Core Value Fund, Class I	American Century Investments VP International Fund, Class I	American Century Investments VP Mid Cap Value Fund, Class II	American Century Investments VP Value Fund, Class I	American Funds IS Capital World Bond Fund, Class 2	American Funds IS Global Growth Fund, Class 1	American Funds IS Global Small Capitalization Fund, Class 2

INVESTMENT INCOME:
Dividend income	$147,166	$94,059	$236,686	$524,091	$-	$20,700	$747

EXPENSES:
Mortality and expense risk	67,224	47,204	75,531	156,325	771	9,794	1,728
Investment advisory expenses	432	1,789	4,110	1,579	25	995	1,243
Total expenses	67,656	48,993	79,641	157,904	796	10,789	2,971

NET INVESTMENT INCOME (LOSS)	79,510	45,066	157,045	366,187	(796)	9,911	(2,224)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(711,079)	(285,494)	(115,880)	300,164	(95)	29,075	(7,105)
Capital gain distributions	-	-	1,222,256	1,764,903	-	136,404	2,969

Net realized gain (loss) on investments	(711,079)	(285,494)	1,106,376	2,065,067	(95)	165,479	(4,136)

Change in net unrealized appreciation (depreciation) on investments	1,265,138	1,026,724	(719,262)	(714,456)	11,682	202,287	47,261

Net realized and unrealized gain (loss) on investments	554,059	741,230	387,114	1,350,611	11,587	367,766	43,125

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$633,569	$786,296	$544,159	$1,716,798	$10,791	$377,677	$40,901

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

42

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS

	American Funds IS Growth-Income Fund, Class 4	American Funds IS International Fund, Class 2	American Funds IS New World Fund, Class 2	American Funds IS The Bond Fund of America, Class 2	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	BlackRock Global Allocation V.I. Fund, Class I	BNY Mellon IP MidCap Stock Portfolio, Initial Shares

INVESTMENT INCOME:
Dividend income	$72,111	$25,278	$35,815	$102,198	$13,003	$174,056	$21,393

EXPENSES:
Mortality and expense risk	27,907	11,833	14,923	14,166	4,073	51,187	18,002
Investment advisory expenses	2,136	3,214	2,506	3,248	-	1,086	-
Total expenses	30,043	15,047	17,429	17,414	4,073	52,273	18,002

NET INVESTMENT INCOME (LOSS)	42,068	10,231	18,386	84,784	8,930	121,783	3,391

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	94,129	(176,459)	(9,619)	(162,153)	2,304	(79,094)	(8,243)
Capital gain distributions	222,398	-	-	-	-	-	86,011

Net realized gain (loss) on investments	316,527	(176,459)	(9,619)	(162,153)	2,304	(79,094)	77,768

Change in net unrealized appreciation (depreciation) on investments	773,138	475,889	335,190	195,130	83,817	868,557	360,700

Net realized and unrealized gain (loss) on investments	1,089,665	299,430	325,571	32,977	86,121	789,463	438,468

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,131,733	$309,661	$343,957	$117,761	$95,051	$911,246	$441,859

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

43

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS

	BNY Mellon VIF Appreciation Portfolio, Initial Shares	BNY Mellon VIF Growth and Income Portfolio, Initial Shares	BNY Mellon VIF Opportunistic Small Cap Portfolio, Initial Shares	ClearBridge Variable Large Cap Growth Portfolio, Class I	ClearBridge Variable Mid Cap Portfolio, Class I	ClearBridge Variable Small Cap Growth Portfolio, Class I	Columbia VP Emerging Markets Fund, Class 2

INVESTMENT INCOME:
Dividend income	$66,486	$37,442	$1,839	$-	$360	$-	$-

EXPENSES:
Mortality and expense risk	69,564	42,309	2,697	9,333	1,787	11,657	2,419
Investment advisory expenses	-	477	-	-	-	474	-
Total expenses	69,564	42,786	2,697	9,333	1,787	12,131	2,419

NET INVESTMENT INCOME (LOSS)	(3,078)	(5,344)	(858)	(9,333)	(1,427)	(12,131)	(2,419)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(202,166)	(9,683)	(55,580)	30,311	(22,048)	(134,344)	(41,764)
Capital gain distributions	793,836	689,231	12,393	11,977	1,505	-	-

Net realized gain (loss) on investments	591,670	679,548	(43,187)	42,288	(20,543)	(134,344)	(41,764)

Change in net unrealized appreciation (depreciation) on investments	1,120,621	648,944	78,475	314,036	58,169	291,622	84,435

Net realized and unrealized gain (loss) on investments	1,712,291	1,328,492	35,288	356,324	37,626	157,278	42,671

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,709,213	$1,323,148	$34,430	$346,991	$36,199	$145,147	$40,252

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

44

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS

	Columbia VP Large Cap Growth Fund, Class 2	Columbia VP Seligman Global Technology Fund, Class 2	Columbia VP Small Cap Value Fund, Class 2	Delaware Ivy VIP International Core Equity, Class II	Delaware VIP Emerging Markets, Standard Class	Delaware VIP International Series, Standard Class	Delaware VIP Small Cap Value Series, Standard Class

INVESTMENT INCOME:
Dividend income	$-	$-	$6,206	$24,502	$63,240	$3,396	$175,905

EXPENSES:
Mortality and expense risk	37,391	127,978	11,919	8,600	24,434	1,683	129,992
Investment advisory expenses	242	534	287	175	3,108	-	1,351
Total expenses	37,633	128,512	12,206	8,775	27,542	1,683	131,343

NET INVESTMENT INCOME (LOSS)	(37,633)	(128,512)	(6,000)	15,727	35,698	1,713	44,562

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	206,169	28,378	(219,984)	(15,963)	(299,400)	(8,957)	(111,724)
Capital gain distributions	-	910,439	105,712	-	-	-	777,079

Net realized gain (loss) on investments	206,169	938,817	(114,272)	(15,963)	(299,400)	(8,957)	665,355

Change in net unrealized appreciation (depreciation) on investments	1,673,109	5,249,055	417,249	218,927	692,944	41,838	794,685

Net realized and unrealized gain (loss) on investments	1,879,278	6,187,872	302,977	202,964	393,544	32,881	1,460,040

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,841,645	$6,059,360	$296,977	$218,691	$429,242	$34,594	$1,504,602

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

45

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS

	Dimensional VA US Targeted Value Portfolio	DWS Capital Growth VIP, Class A	DWS Core Equity VIP, Class A	DWS CROCI U.S. VIP, Class A	DWS Global Small Cap VIP, Class A	DWS Small Cap Index VIP, Class A	DWS Small Mid Cap Growth VIP, Class A

INVESTMENT INCOME:
Dividend income	$37,553	$20,110	$114,156	$74,665	$8,767	$297,738	$374

EXPENSES:
Mortality and expense risk	12,540	199,010	89,959	31,589	6,486	179,474	9,508
Investment advisory expenses	4,897	4,566	4,769	821	465	7,485	599
Total expenses	17,437	203,576	94,728	32,410	6,951	186,959	10,107

NET INVESTMENT INCOME (LOSS)	20,116	(183,466)	19,428	42,255	1,816	110,779	(9,733)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	60,933	(85,518)	(11,115)	(21,354)	(22,401)	(1,253,730)	(83,811)
Capital gain distributions	167,102	1,107,105	695,585	-	5,763	638,251	51,712

Net realized gain (loss) on investments	228,035	1,021,587	684,470	(21,354)	(16,638)	(615,479)	(32,099)

Change in net unrealized appreciation (depreciation) on investments	191,149	7,629,919	2,119,336	761,839	224,299	4,348,901	275,524

Net realized and unrealized gain (loss) on investments	419,184	8,651,506	2,803,806	740,485	207,661	3,733,422	243,425

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$439,300	$8,468,040	$2,823,234	$782,740	$209,477	$3,844,201	$233,692

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

46

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS

	DWS Small Mid Cap Value VIP, Class A	Empower Aggressive Profile Fund, Investor Class	Empower Ariel Mid Cap Value Fund, Investor Class	Empower Bond Index Fund, Investor Class	Empower Conservative Profile Fund, Investor Class	Empower International Index Fund, Investor Class	Empower International Value Fund, Investor Class

INVESTMENT INCOME:
Dividend income	$33,722	$6,027	$1,173	$173,242	$132,488	$66,765	$4,057

EXPENSES:
Mortality and expense risk	20,105	1,187	311	50,885	30,816	17,206	1,488
Investment advisory expenses	99	-	-	4,453	2,440	4,082	-
Total expenses	20,204	1,187	311	55,338	33,256	21,288	1,488

NET INVESTMENT INCOME (LOSS)	13,518	4,840	862	117,904	99,232	45,477	2,569

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(16,605)	(1,142)	(36,099)	(377,671)	(219,875)	50,589	(2,726)
Capital gain distributions	113,242	5,168	5,777	-	51,383	60,004	5,157

Net realized gain (loss) on investments	96,637	4,026	(30,322)	(377,671)	(168,492)	110,593	2,431

Change in net unrealized appreciation (depreciation) on investments	276,257	19,704	35,487	605,025	380,679	309,303	38,026

Net realized and unrealized gain (loss) on investments	372,894	23,730	5,165	227,354	212,187	419,896	40,457

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$386,412	$28,570	$6,027	$345,258	$311,419	$465,373	$43,026

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

47

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS

	Empower Lifetime 2015 Fund, Investor Class	Empower Lifetime 2020 Fund, Investor Class	Empower Lifetime 2025 Fund, Investor Class	Empower Lifetime 2030 Fund, Investor Class	Empower Lifetime 2035 Fund, Investor Class	Empower Lifetime 2040 Fund, Investor Class	Empower Lifetime 2045 Fund, Investor Class

INVESTMENT INCOME:
Dividend income	$6,196	$16,601	$13,292	$13,668	$3,573	$544	$1,915

EXPENSES:
Mortality and expense risk	1,619	3,849	3,344	2,985	1,125	147	670
Investment advisory expenses	-	-	-	-	-	-	-
Total expenses	1,619	3,849	3,344	2,985	1,125	147	670

NET INVESTMENT INCOME (LOSS)	4,577	12,752	9,948	10,683	2,448	397	1,245

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(302)	(480)	(27,522)	(16,417)	(144)	(13)	47
Capital gain distributions	3,005	11,737	11,913	15,109	4,446	727	3,080

Net realized gain (loss) on investments	2,703	11,257	(15,609)	(1,308)	4,302	714	3,127

Change in net unrealized appreciation (depreciation) on investments	11,731	35,460	67,353	54,696	16,285	2,082	11,801

Net realized and unrealized gain (loss) on investments	14,434	46,717	51,744	53,388	20,587	2,796	14,928

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$19,011	$59,469	$61,692	$64,071	$23,035	$3,193	$16,173

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

48

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS

	Empower Lifetime 2050 Fund, Investor Class	Empower Lifetime 2055 Fund, Investor Class	Empower Lifetime 2060 Fund, Investor Class	Empower Mid Cap Value Fund, Investor Class	Empower Moderate Profile Fund, Investor Class	Empower Moderately Aggressive Profile Fund, Investor Class	Empower Moderately Conservative Profile Fund, Investor Class

INVESTMENT INCOME:
Dividend income	$1,370	$1,273	$1,725	$3,861	$303,543	$85,944	$149,401

EXPENSES:
Mortality and expense risk	299	628	237	5,143	54,944	24,578	31,363
Investment advisory expenses	-	-	-	-	-	-	3,091
Total expenses	299	628	237	5,143	54,944	24,578	34,454

NET INVESTMENT INCOME (LOSS)	1,071	645	1,488	(1,282)	248,599	61,366	114,947

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(15)	2,449	(5)	(17,900)	(33,467)	(46,195)	(89,263)
Capital gain distributions	2,013	2,482	1,694	345	118,450	126,522	105,200

Net realized gain (loss) on investments	1,998	4,931	1,689	(17,555)	84,983	80,327	15,937

Change in net unrealized appreciation (depreciation) on investments	6,352	10,641	1,464	130,620	581,198	335,886	274,597

Net realized and unrealized gain (loss) on investments	8,350	15,572	3,153	113,065	666,181	416,213	290,534

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,421	$16,217	$4,641	$111,783	$914,780	$477,579	$405,481

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

49

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS

	Empower Multi-Sector Bond Fund, Investor Class	Empower Real Estate Index Fund, Investor Class	Empower SecureFoundation Balanced Fund, Investor Class	Empower Small Cap Value Fund, Investor Class	Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	Federated Hermes Fund for U.S. Government Securities II	Federated Hermes Managed Volatility Fund II

INVESTMENT INCOME:
Dividend income	$194,609	$5,610	$3,467,409	$462	$-	$577,771	$35,713

EXPENSES:
Mortality and expense risk	37,479	2,513	1,068,106	5,845	11,148	162,818	15,662
Investment advisory expenses	4,267	-	17,268	-	1,043	19,427	-
Total expenses	41,746	2,513	1,085,374	5,845	12,191	182,245	15,662

NET INVESTMENT INCOME (LOSS)	152,863	3,097	2,382,035	(5,383)	(12,191)	395,526	20,051

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(75,454)	(120,974)	(921,276)	(13,841)	(11,676)	(1,281,578)	(46,875)
Capital gain distributions	-	536	2,747,595	21,815	49,238	-	-

Net realized gain (loss) on investments	(75,454)	(120,438)	1,826,319	7,974	37,562	(1,281,578)	(46,875)

Change in net unrealized appreciation (depreciation) on investments	345,363	123,025	14,969,844	147,243	290,435	1,617,974	163,627

Net realized and unrealized gain (loss) on investments	269,909	2,587	16,796,163	155,217	327,997	336,396	116,752

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$422,772	$5,684	$19,178,198	$149,834	$315,806	$731,922	$136,803

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

50

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS

	Franklin Small Cap Value VIP Fund, Class 2	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio, Service Shares	Invesco Oppenheimer V.I. International Growth Fund, Series I	Invesco V.I. Comstock Fund, Series I	Invesco V.I. Core Equity Fund, Series I	Invesco V.I. EQV International Equity Fund, Series I	Invesco V.I. Global Fund, Series I

INVESTMENT INCOME:
Dividend income	$19,105	$3,664	$63,461	$120,182	$24,271	$22,186	$63,315

EXPENSES:
Mortality and expense risk	24,840	348	74,180	46,988	27,729	83,707	205,051
Investment advisory expenses	555	-	914	3,239	-	631	1,165
Total expenses	25,395	348	75,094	50,227	27,729	84,338	206,216

NET INVESTMENT INCOME (LOSS)	(6,290)	3,316	(11,633)	69,955	(3,458)	(62,152)	(142,901)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(185,664)	1	(585,357)	79,733	(22,662)	(253,236)	(540,982)
Capital gain distributions	207,122	-	-	739,799	78,324	8,307	3,201,804

Net realized gain (loss) on investments	21,458	1	(585,357)	819,532	55,662	(244,929)	2,660,822

Change in net unrealized appreciation (depreciation) on investments	409,726	493	2,612,119	(157,394)	602,859	2,155,737	5,430,200

Net realized and unrealized gain (loss) on investments	431,184	494	2,026,762	662,138	658,521	1,910,808	8,091,022

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$424,894	$3,810	$2,015,129	$732,093	$655,063	$1,848,656	$7,948,121

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

51

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS

	Invesco V.I. Growth and Income Fund, Series I	Invesco V.I. High Yield Fund, Series I	Invesco V.I. Main Street Mid Cap Fund	Invesco V.I. Main Street Small Cap Fund	Invesco V.I. Small Cap Equity Fund, Series I	Invesco V.I. Technology Fund, Series I	Janus Aspen Series Janus Henderson Flexible Bond Portfolio

INVESTMENT INCOME:
Dividend income	$131,174	$189,154	$3,765	$22,813	$-	$-	$579,060

EXPENSES:
Mortality and expense risk	61,904	27,075	10,221	14,010	14,760	26,277	85,682
Investment advisory expenses	-	668	-	779	66	361	7,143
Total expenses	61,904	27,743	10,221	14,789	14,826	26,638	92,825

NET INVESTMENT INCOME (LOSS)	69,270	161,411	(6,456)	8,024	(14,826)	(26,638)	486,235

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	23,403	(54,658)	(109,737)	(95,239)	(111,975)	(561,084)	(273,712)
Capital gain distributions	1,042,323	-	-	-	38,444	-	-

Net realized gain (loss) on investments	1,065,726	(54,658)	(109,737)	(95,239)	(73,531)	(561,084)	(273,712)

Change in net unrealized appreciation (depreciation) on investments	(221,617)	239,818	297,529	408,384	398,856	1,873,382	407,213

Net realized and unrealized gain (loss) on investments	844,109	185,160	187,792	313,145	325,325	1,312,298	133,501

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$913,379	$346,571	$181,336	$321,169	$310,499	$1,285,660	$619,736

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

52

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS

	Janus Aspen Series Janus Henderson Flexible Bond Portfolio, Service Shares	Janus Aspen Series Janus Henderson Overseas Portfolio, Institutional Shares	Janus Aspen Series Janus Henderson Research Portfolio, Institutional Shares	Janus Henderson Balanced Fund, Class I	Janus Henderson Global Research Fund, Class I	Janus Henderson Overseas Fund, Class S	Janus Henderson VIT Balanced Portfolio, Service Shares

INVESTMENT INCOME:
Dividend income	$1,168,794	$44,670	$12,649	$313,103	$123,205	$19,137	$2,164,741

EXPENSES:
Mortality and expense risk	229,323	24,949	74,868	93,607	101,293	12,089	856,618
Investment advisory expenses	4,004	-	-	4,927	797	363	3,983
Total expenses	233,327	24,949	74,868	98,534	102,090	12,452	860,601

NET INVESTMENT INCOME (LOSS)	935,467	19,721	(62,219)	214,569	21,115	6,685	1,304,140

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(614,868)	34,500	166,943	464,311	401,601	88,218	2,220,990
Capital gain distributions	-	-	-	-	373,536	-	-

Net realized gain (loss) on investments	(614,868)	34,500	166,943	464,311	775,137	88,218	2,220,990

Change in net unrealized appreciation (depreciation) on investments	1,031,695	228,228	2,952,572	1,420,431	2,303,950	37,455	12,822,052

Net realized and unrealized gain (loss) on investments	416,827	262,728	3,119,515	1,884,742	3,079,087	125,673	15,043,042

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,352,294	$282,449	$3,057,296	$2,099,311	$3,100,202	$132,358	$16,347,182

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

53

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS

	Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares	Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares	Lazard Retirement Emerging Markets Equity Portfolio	Lord Abbett Series Fund Short Duration Income Portfolio	LVIP Baron Growth Opportunities Fund, Service Class	LVIP Delaware SMID Cap Core Fund, Standard Class	LVIP Delaware Value Fund, Standard Class

INVESTMENT INCOME:
Dividend income	$-	$-	$509,104	$142,056	$-	$73,827	$17,414

EXPENSES:
Mortality and expense risk	7,792	90,447	72,738	16,439	144,659	48,230	5,934
Investment advisory expenses	2,701	638	1,908	1,364	739	845	110
Total expenses	10,493	91,085	74,646	17,803	145,398	49,075	6,044

NET INVESTMENT INCOME (LOSS)	(10,493)	(91,085)	434,458	124,253	(145,398)	24,752	11,370

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(144,045)	(1,209,590)	(77,649)	(15,762)	626,070	76,193	(12,034)
Capital gain distributions	-	-	-	-	298,726	340,311	44,759

Net realized gain (loss) on investments	(144,045)	(1,209,590)	(77,649)	(15,762)	924,796	416,504	32,725

Change in net unrealized appreciation (depreciation) on investments	721,056	6,678,576	1,697,570	6,451	2,215,990	549,862	(12,472)

Net realized and unrealized gain (loss) on investments	577,011	5,468,986	1,619,921	(9,311)	3,140,786	966,366	20,253

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$566,518	$5,377,901	$2,054,379	$114,942	$2,995,388	$991,118	$31,623

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

54

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS

	LVIP JPMorgan Core Bond Fund, Standard Class	LVIP JPMorgan Small Cap Core Fund, Standard Class	MFS Blended Research Small Cap Equity Portfolio, Initial Class	MFS Core Equity Portfolio, Service Class	MFS International Growth Portfolio, Initial Class	MFS International Intrinsic Value Portfolio, Service Class	MFS Mid Cap Value Portfolio, Initial Class

INVESTMENT INCOME:
Dividend income	$27,484	$37,890	$1,258	$182	$17,120	$158,729	$18,159

EXPENSES:
Mortality and expense risk	4,619	17,773	1,014	362	9,483	233,948	6,297
Investment advisory expenses	862	276	-	-	1,013	7,356	-
Total expenses	5,481	18,049	1,014	362	10,496	241,304	6,297

NET INVESTMENT INCOME (LOSS)	22,003	19,841	244	(180)	6,624	(82,575)	11,862

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(60,570)	(45,861)	(33)	(151)	6,470	427,447	7,809
Capital gain distributions	-	23,408	5,506	2,743	48,823	2,541,130	34,439

Net realized gain (loss) on investments	(60,570)	(22,453)	5,473	2,592	55,293	2,968,577	42,248

Change in net unrealized appreciation (depreciation) on investments	69,307	332,714	23,328	9,088	146,336	2,242,981	51,665

Net realized and unrealized gain (loss) on investments	8,737	310,261	28,801	11,680	201,629	5,211,558	93,913

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$30,740	$330,102	$29,045	$11,500	$208,253	$5,128,983	$105,775

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

55

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS

	MFS Utilities Series, Service Class	Morgan Stanley VIF U.S. Real Estate Portfolio, Class I	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class S	Neuberger Berman AMT Sustainable Equity Portfolio, Class S	NVIT Mid Cap Index Fund, Class II	PIMCO Commodity RealReturn Strategy Portfolio, Admin Class	PIMCO Emerging Markets Bond Portfolio, Admin Class

INVESTMENT INCOME:
Dividend income	$204,661	$59,628	$3,117	$503	$210,066	$553,939	$36,820

EXPENSES:
Mortality and expense risk	50,627	22,379	3,962	3,489	137,441	20,956	3,489
Investment advisory expenses	1,494	58	-	-	2,512	1,197	1,329
Total expenses	52,121	22,437	3,962	3,489	139,953	22,153	4,818

NET INVESTMENT INCOME (LOSS)	152,540	37,191	(845)	(2,986)	70,113	531,786	32,002

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(119,979)	(206,268)	(8,764)	42,120	(940,111)	(576,714)	(23,316)
Capital gain distributions	343,290	-	26,751	10,567	1,062,359	-	-

Net realized gain (loss) on investments	223,311	(206,268)	17,987	52,687	122,248	(576,714)	(23,316)

Change in net unrealized appreciation (depreciation) on investments	(616,865)	512,340	41,256	121,204	2,484,597	(247,537)	55,847

Net realized and unrealized gain (loss) on investments	(393,554)	306,072	59,243	173,891	2,606,845	(824,251)	32,531

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(241,014)	$343,263	$58,398	$170,905	$2,676,958	$(292,465)	$64,533

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

56

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS

	PIMCO High Yield Portfolio, Admin Class	PIMCO Low Duration Portfolio, Admin Class	PIMCO Real Return Portfolio, Admin Class	PIMCO Total Return Portfolio, Admin Class	Pioneer Bond VCT Portfolio	Pioneer Fund VCT Portfolio, Class I	Pioneer Mid Cap Value VCT Portfolio, Class II

INVESTMENT INCOME:
Dividend income	$1,318,160	$2,151,881	$90,220	$3,790,370	$57,856	$37,297	$26,440

EXPENSES:
Mortality and expense risk	164,465	414,800	16,927	727,905	7,665	32,433	11,816
Investment advisory expenses	6,759	15,374	3,433	31,608	427	2,342	106
Total expenses	171,224	430,174	20,360	759,513	8,092	34,775	11,922

NET INVESTMENT INCOME (LOSS)	1,146,936	1,721,707	69,860	3,030,857	49,764	2,522	14,518

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(637,643)	(849,113)	(59,036)	(2,222,141)	(43,724)	(42,190)	(191,337)
Capital gain distributions	-	-	-	-	-	184,654	177,969

Net realized gain (loss) on investments	(637,643)	(849,113)	(59,036)	(2,222,141)	(43,724)	142,464	(13,368)

Change in net unrealized appreciation (depreciation) on investments	2,009,438	1,566,324	75,444	4,520,897	95,958	964,600	163,968

Net realized and unrealized gain (loss) on investments	1,371,795	717,211	16,408	2,298,756	52,234	1,107,064	150,600

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,518,731	$2,438,918	$86,268	$5,329,613	$101,998	$1,109,586	$165,118

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

57

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS

	Pioneer Select Mid Cap Growth VCT Portfolio, Class I	Prudential Series Fund Equity Portfolio, Class II	Prudential Series Fund Natural Resources Portfolio, Class II	Putnam VT Core Equity Fund, Class IA	Putnam VT Global Asset Allocation Fund, Class IA	Putnam VT Global Health Care Fund, Class IB	Putnam VT Income Fund, Class IA

INVESTMENT INCOME:
Dividend income	$-	$-	$-	$11,046	$11,701	$13,070	$292,192

EXPENSES:
Mortality and expense risk	41,233	12,697	2,824	11,016	4,607	32,250	29,676
Investment advisory expenses	154	-	174	563	-	1,219	4,215
Total expenses	41,387	12,697	2,998	11,579	4,607	33,469	33,891

NET INVESTMENT INCOME (LOSS)	(41,387)	(12,697)	(2,998)	(533)	7,094	(20,399)	258,301

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(481,329)	225,825	3,660	(85,278)	(24,604)	9,314	(177,621)
Capital gain distributions	-	-	-	129,264	-	345,801	-

Net realized gain (loss) on investments	(481,329)	225,825	3,660	43,986	(24,604)	355,115	(177,621)

Change in net unrealized appreciation (depreciation) on investments	1,365,583	233,274	4,450	406,405	122,586	179	124,610

Net realized and unrealized gain (loss) on investments	884,254	459,099	8,110	450,391	97,982	355,294	(53,011)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$842,867	$446,402	$5,112	$449,858	$105,076	$334,895	$205,290

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

58

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS

	Putnam VT International Equity Fund, Class IA	Putnam VT International Value Fund, Class IA	Putnam VT Large Cap Value Fund, Class IB	Putnam VT Mortgage Securities Fund	Putnam VT Small Cap Value Fund, Class IA	Royce Capital Fund Small Cap Portfolio, Service Class	Schwab Government Money Market Portfolio

INVESTMENT INCOME:
Dividend income	$3,762	$19,388	$345,002	$373,837	$807	$19,218	$8,081,731

EXPENSES:
Mortality and expense risk	8,757	6,668	114,024	17,449	1,053	21,385	1,162,913
Investment advisory expenses	437	2,055	8,112	478	-	1,335	144,661
Total expenses	9,194	8,723	122,136	17,927	1,053	22,720	1,307,574

NET INVESTMENT INCOME (LOSS)	(5,432)	10,665	222,866	355,910	(246)	(3,502)	6,774,157

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(3,194)	12,701	334,308	(243,553)	(35,331)	(18,931)	(327)
Capital gain distributions	-	-	967,098	-	22,019	251,710	302

Net realized gain (loss) on investments	(3,194)	12,701	1,301,406	(243,553)	(13,312)	232,779	(25)

Change in net unrealized appreciation (depreciation) on investments	242,516	173,618	794,003	(8,942)	46,462	397,590	327

Net realized and unrealized gain (loss) on investments	239,322	186,319	2,095,409	(252,495)	33,150	630,369	302

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$233,890	$196,984	$2,318,275	$103,415	$32,904	$626,867	$6,774,459

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

59

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS

	Schwab S&P 500 Index Fund	Schwab VIT Balanced Portfolio	Schwab VIT Balanced with Growth Portfolio	Schwab VIT Growth Portfolio	T. Rowe Price Health Sciences Portfolio	T. Rowe Price Health Sciences Portfolio, Class II	Templeton Foreign VIP Fund, Class 2

INVESTMENT INCOME:
Dividend income	$7,029,795	$65,611	$81,391	$11,940	$-	$-	$190,976

EXPENSES:
Mortality and expense risk	3,413,427	17,566	24,988	4,084	7,809	27,169	40,933
Investment advisory expenses	83,429	1,892	1,690	106	3,003	-	328
Total expenses	3,496,856	19,458	26,678	4,190	10,812	27,169	41,261

NET INVESTMENT INCOME (LOSS)	3,532,939	46,153	54,713	7,750	(10,812)	(27,169)	149,715

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	30,028,454	2,568	46,326	6,984	16,257	(230,905)	(46,671)
Capital gain distributions	-	-	-	-	53,217	138,679	-

Net realized gain (loss) on investments	30,028,454	2,568	46,326	6,984	69,474	(92,226)	(46,671)

Change in net unrealized appreciation (depreciation) on investments	78,693,772	328,221	558,563	109,993	(27,158)	173,446	975,767

Net realized and unrealized gain (loss) on investments	108,722,226	330,789	604,889	116,977	42,316	81,220	929,096

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$112,255,165	$376,942	$659,602	$124,727	$31,504	$54,051	$1,078,811

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

60

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS

	Templeton Global Bond VIP Fund, Class 2	Third Avenue Value Fund	Touchstone VST Common Stock Fund, Service Class	Touchstone VST Bond Fund	Touchstone VST Common Stock Fund	Touchstone VST Small Company Fund	VanEck VIP Global Resources Fund

INVESTMENT INCOME:
Dividend income	$-	$33,540	$30,160	$305,653	$43,871	$13,154	$126,164

EXPENSES:
Mortality and expense risk	45,741	9,899	31,009	44,068	72,164	40,936	31,431
Investment advisory expenses	1,379	-	-	283	1,351	975	321
Total expenses	47,120	9,899	31,009	44,351	73,515	41,911	31,752

NET INVESTMENT INCOME (LOSS)	(47,120)	23,641	(849)	261,302	(29,644)	(28,757)	94,412

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(539,544)	46,268	39,789	(77,554)	109,038	(140,480)	(281,845)
Capital gain distributions	-	93,314	309,552	-	658,708	27,004	-

Net realized gain (loss) on investments	(539,544)	139,582	349,341	(77,554)	767,746	(113,476)	(281,845)

Change in net unrealized appreciation (depreciation) on investments	722,475	97,537	695,796	135,603	1,495,608	984,059	(78,999)

Net realized and unrealized gain (loss) on investments	182,931	237,119	1,045,137	58,049	2,263,354	870,583	(360,844)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$135,811	$260,760	$1,044,288	$319,351	$2,233,710	$841,826	$(266,432)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

61

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS

	VanEck VIP Unconstrained Emerging Markets Bond Fund, Class I	Vanguard VIF Capital Growth Portfolio	Vanguard VIF Diversified Value Portfolio	Vanguard VIF Mid-Cap Index Portfolio	Vanguard VIF Real Estate Index Portfolio	Vanguard VIF Small Company Growth Portfolio

INVESTMENT INCOME:
Dividend income	$124,391	$58,642	$78,672	$141,555	$88,188	$10,099

EXPENSES:
Mortality and expense risk	22,054	30,863	30,017	52,356	20,086	13,333
Investment advisory expenses	291	4,438	4,145	10,365	4,364	1,635
Total expenses	22,345	35,301	34,162	62,721	24,450	14,968

NET INVESTMENT INCOME (LOSS)	102,046	23,341	44,510	78,834	63,738	(4,869)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(54,153)	353,739	53,389	16,924	(126,767)	(20,985)
Capital gain distributions	-	282,518	299,050	177,639	166,372	-

Net realized gain (loss) on investments	(54,153)	636,257	352,439	194,563	39,605	(20,985)

Change in net unrealized appreciation (depreciation) on investments	249,522	675,158	623,542	1,141,792	343,983	456,904

Net realized and unrealized gain (loss) on investments	195,369	1,311,415	975,981	1,336,355	383,588	435,919

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$297,415	$1,334,756	$1,020,491	$1,415,189	$447,326	$431,050

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

62

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS

	AB VPS Discovery Value Portfolio, Class A	AB VPS International Value Portfolio, Class A	AB VPS Large Cap Growth Portfolio, Class A	AB VPS Relative Value Portfolio, Class A	AB VPS Sustainable International Thematic Portfolio, Class A	Alger Balanced Portfolio, Class I-2	Alger Capital Appreciation Portfolio, Class I-2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$11,918	$94	$(130,233)	$92,820	$(49,684)	$7,270	$(28,769)
Net realized gain (loss) on investments	214,125	7,820	1,140,928	968,653	185,224	28,540	(528,488)
Change in net unrealized appreciation (depreciation) on investments	343,192	186,330	4,106,060	225,308	611,633	110,938	1,895,754

Net increase (decrease) in net assets resulting from operations	569,235	194,244	5,116,755	1,286,781	747,173	146,748	1,338,497

CONTRACT TRANSACTIONS:
Contract owners’ net payments	185	-	3,430	-	180	-	-
Contract owners’ benefits	(1,203)	(86,573)	-	(27,997)	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(539,065)	(234,994)	(131,381)	1,051,879	(472,975)	(93,617)	1,044,594
Adjustments to net assets allocated to contracts in payout period	(2,535)	1,471	(15,470)	2,715	(1,211)	(16,432)	(729)

Increase (decrease) in net assets resulting from Contract transactions	(542,618)	(320,096)	(143,421)	1,026,597	(474,006)	(110,049)	1,043,865

Total increase (decrease) in net assets	26,617	(125,852)	4,973,334	2,313,378	273,167	36,699	2,382,362

NET ASSETS:
Beginning of period	3,919,243	1,443,869	14,861,649	10,970,258	6,596,512	972,192	2,927,925

End of period	$3,945,860	$1,318,017	$19,834,983	$13,283,636	$6,869,679	$1,008,891	$5,310,287

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

63

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS

	Alger Large Cap Growth Portfolio, Class I-2	Alger Mid Cap Growth Portfolio, Class I-2	Allspring VT Discovery All Cap Growth Fund, Class 2	Allspring VT Discovery SMID Cap Growth Fund, Class 2	Allspring VT Opportunity Fund, Class 2	ALPS Global Opportunity Portfolio, Class I	American Century Investments VP Balanced Fund, Class I

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(224,588)	$(32,217)	$(14,517)	$(54,359)	$(38,244)	$(1,689)	$340,562
Net realized gain (loss) on investments	(445,312)	(231,793)	(172,878)	(1,357,888)	409,848	(8,939)	(200,448)
Change in net unrealized appreciation (depreciation) on investments	8,444,365	1,109,430	716,388	2,740,043	849,035	73,500	3,954,547

Net increase (decrease) in net assets resulting from operations	7,774,465	845,420	528,993	1,327,796	1,220,639	62,872	4,094,661

CONTRACT TRANSACTIONS:
Contract owners’ net payments	14,164	-	6,000	-	960	-	91,124
Contract owners’ benefits	(8,480)	(31,063)	-	-	-	-	(338,371)
Net transfers (to) from the Company and/or Subaccounts	(1,802,414)	(452,652)	(422,713)	(1,045,584)	(642,451)	101,258	(2,857,261)
Adjustments to net assets allocated to contracts in payout period	23,190	(4,441)	(47,330)	4,160	(28,661)	-	(28,508)

Increase (decrease) in net assets resulting from Contract transactions	(1,773,540)	(488,156)	(464,043)	(1,041,424)	(670,152)	101,258	(3,133,016)

Total increase (decrease) in net assets	6,000,925	357,264	64,950	286,372	550,487	164,130	961,645

NET ASSETS:
Beginning of period	25,615,605	3,972,389	1,949,123	7,065,992	5,079,702	166,921	28,057,021

End of period	$31,616,530	$4,329,653	$2,014,073	$7,352,364	$5,630,189	$331,051	$29,018,666

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

64

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS

	American Century Investments VP Disciplined Core Value Fund, Class I	American Century Investments VP International Fund, Class I	American Century Investments VP Mid Cap Value Fund, Class II	American Century Investments VP Value Fund, Class I	American Funds IS Capital World Bond Fund, Class 2	American Funds IS Global Growth Fund, Class 1	American Funds IS Global Small Capitalization Fund, Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$79,510	$45,066	$157,045	$366,187	$(796)	$9,911	$(2,224)
Net realized gain (loss) on investments	(711,079)	(285,494)	1,106,376	2,065,067	(95)	165,479	(4,136)
Change in net unrealized appreciation (depreciation) on investments	1,265,138	1,026,724	(719,262)	(714,456)	11,682	202,287	47,261

Net increase (decrease) in net assets resulting from operations	633,569	786,296	544,159	1,716,798	10,791	377,677	40,901

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	1,000	2,193	7,468	-	-	-
Contract owners’ benefits	(3,415)	(9,438)	(9,752)	(260,029)	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(1,223,502)	(803,289)	(687,334)	(1,932,985)	181,213	(333,684)	57,123
Adjustments to net assets allocated to contracts in payout period	(3,655)	(7,926)	(3,445)	(36,526)	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(1,230,572)	(819,653)	(698,338)	(2,222,072)	181,213	(333,684)	57,123

Total increase (decrease) in net assets	(597,003)	(33,357)	(154,179)	(505,274)	192,004	43,993	98,024

NET ASSETS:
Beginning of period	10,138,249	6,766,009	11,309,690	22,770,355	135,661	1,911,976	219,310

End of period	$9,541,246	$6,732,652	$11,155,511	$22,265,081	$327,665	$1,955,969	$317,334

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

65

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS

	American Funds IS Growth-Income Fund, Class 4	American Funds IS International Fund, Class 2	American Funds IS New World Fund, Class 2	American Funds IS The Bond Fund of America, Class 2	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	BlackRock Global Allocation V.I. Fund, Class I	BNY Mellon IP MidCap Stock Portfolio, Initial Shares

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$42,068	$10,231	$18,386	$84,784	$8,930	$121,783	$3,391
Net realized gain (loss) on investments	316,527	(176,459)	(9,619)	(162,153)	2,304	(79,094)	77,768
Change in net unrealized appreciation (depreciation) on investments	773,138	475,889	335,190	195,130	83,817	868,557	360,700

Net increase (decrease) in net assets resulting from operations	1,131,733	309,661	343,957	117,761	95,051	911,246	441,859

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	240	-	-	-	-
Contract owners’ benefits	(27,038)	-	-	-	-	(43,179)	-
Net transfers (to) from the Company and/or Subaccounts	2,447,135	(741,901)	(278,170)	720,990	(30,151)	(554,921)	(233,214)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	-	(499)	517

Increase (decrease) in net assets resulting from Contract transactions	2,420,097	(741,901)	(277,930)	720,990	(30,151)	(598,599)	(232,697)

Total increase (decrease) in net assets	3,551,830	(432,240)	66,027	838,751	64,900	312,647	209,162

NET ASSETS:
Beginning of period	3,785,630	2,421,280	2,462,237	2,234,227	664,639	7,853,369	2,632,344

End of period	$7,337,460	$1,989,040	$2,528,264	$3,072,978	$729,539	$8,166,016	$2,841,506

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

66

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS

	BNY Mellon VIF Appreciation Portfolio, Initial Shares	BNY Mellon VIF Growth and Income Portfolio, Initial Shares	BNY Mellon VIF Opportunistic Small Cap Portfolio, Initial Shares	ClearBridge Variable Large Cap Growth Portfolio, Class I	ClearBridge Variable Mid Cap Portfolio, Class I	ClearBridge Variable Small Cap Growth Portfolio, Class I	Columbia VP Emerging Markets Fund, Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(3,078)	$(5,344)	$(858)	$(9,333)	$(1,427)	$(12,131)	$(2,419)
Net realized gain (loss) on investments	591,670	679,548	(43,187)	42,288	(20,543)	(134,344)	(41,764)
Change in net unrealized appreciation (depreciation) on investments	1,120,621	648,944	78,475	314,036	58,169	291,622	84,435

Net increase (decrease) in net assets resulting from operations	1,709,213	1,323,148	34,430	346,991	36,199	145,147	40,252

CONTRACT TRANSACTIONS:
Contract owners’ net payments	300	-	-	-	-	-	-
Contract owners’ benefits	(783)	(4,976)	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(865,845)	(1,198,419)	(305,575)	758,618	10,918	(84,456)	110,964
Adjustments to net assets allocated to contracts in payout period	(32,405)	(17,929)	-	16,696	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(898,733)	(1,221,324)	(305,575)	775,314	10,918	(84,456)	110,964

Total increase (decrease) in net assets	810,480	101,824	(271,145)	1,122,305	47,117	60,691	151,216

NET ASSETS:
Beginning of period	8,988,112	5,799,240	548,370	543,332	254,446	1,914,457	394,614

End of period	$9,798,592	$5,901,064	$277,225	$1,665,637	$301,563	$1,975,148	$545,830

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

67

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS

	Columbia VP Large Cap Growth Fund, Class 2	Columbia VP Seligman Global Technology Fund, Class 2	Columbia VP Small Cap Value Fund, Class 2	Delaware Ivy VIP International Core Equity, Class II	Delaware VIP Emerging Markets, Standard Class	Delaware VIP International Series, Standard Class	Delaware VIP Small Cap Value Series, Standard Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(37,633)	$(128,512)	$(6,000)	$15,727	$35,698	$1,713	$44,562
Net realized gain (loss) on investments	206,169	938,817	(114,272)	(15,963)	(299,400)	(8,957)	665,355
Change in net unrealized appreciation (depreciation) on investments	1,673,109	5,249,055	417,249	218,927	692,944	41,838	794,685

Net increase (decrease) in net assets resulting from operations	1,841,645	6,059,360	296,977	218,691	429,242	34,594	1,504,602

CONTRACT TRANSACTIONS:
Contract owners’ net payments	1,600	8,685	1,550	-	-	-	2,230
Contract owners’ benefits	(45,473)	(1,091,138)	-	-	(12,462)	-	(10,543)
Net transfers (to) from the Company and/or Subaccounts	885,429	370,644	498,026	(208,917)	(648,694)	(12,173)	(1,289,887)
Adjustments to net assets allocated to contracts in payout period	1,530	4,194	(4,488)	-	51,772	-	(6,197)

Increase (decrease) in net assets resulting from Contract transactions	843,086	(707,615)	495,088	(208,917)	(609,384)	(12,173)	(1,304,397)

Total increase (decrease) in net assets	2,684,731	5,351,745	792,065	9,774	(180,142)	22,421	200,205

NET ASSETS:
Beginning of period	3,990,875	14,461,611	1,426,671	1,567,970	3,788,166	237,739	18,829,683

End of period	$6,675,606	$19,813,356	$2,218,736	$1,577,744	$3,608,024	$260,160	$19,029,888

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

68

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS

	Dimensional VA US Targeted Value Portfolio	DWS Capital Growth VIP, Class A	DWS Core Equity VIP, Class A	DWS CROCI U.S. VIP, Class A	DWS Global Small Cap VIP, Class A	DWS Small Cap Index VIP, Class A	DWS Small Mid Cap Growth VIP, Class A

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$20,116	$(183,466)	$19,428	$42,255	$1,816	$110,779	$(9,733)
Net realized gain (loss) on investments	228,035	1,021,587	684,470	(21,354)	(16,638)	(615,479)	(32,099)
Change in net unrealized appreciation (depreciation) on investments	191,149	7,629,919	2,119,336	761,839	224,299	4,348,901	275,524

Net increase (decrease) in net assets resulting from operations	439,300	8,468,040	2,823,234	782,740	209,477	3,844,201	233,692

CONTRACT TRANSACTIONS:
Contract owners’ net payments	2,400	10,659	2,025	7,696	-	4,719	-
Contract owners’ benefits	(19,755)	(56,405)	(48,292)	(142,759)	-	(76,718)	-
Net transfers (to) from the Company and/or Subaccounts	(307,827)	(2,061,037)	1,144,371	(129,005)	(220,439)	(2,711,627)	(133,678)
Adjustments to net assets allocated to contracts in payout period	-	(40,430)	(2,585)	(6,355)	-	(79,853)	(16,977)

Increase (decrease) in net assets resulting from Contract transactions	(325,182)	(2,147,213)	1,095,519	(270,423)	(220,439)	(2,863,479)	(150,655)

Total increase (decrease) in net assets	114,118	6,320,827	3,918,753	512,317	(10,962)	980,722	83,037

NET ASSETS:
Beginning of period	2,469,538	23,573,219	10,806,451	4,135,707	1,008,570	26,457,888	1,414,806

End of period	$2,583,656	$29,894,046	$14,725,204	$4,648,024	$997,608	$27,438,610	$1,497,843

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

69

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS

	DWS Small Mid Cap Value VIP, Class A	Empower Aggressive Profile Fund, Investor Class	Empower Ariel Mid Cap Value Fund, Investor Class	Empower Bond Index Fund, Investor Class	Empower Conservative Profile Fund, Investor Class	Empower International Index Fund, Investor Class	Empower International Value Fund, Investor Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$13,518	$4,840	$862	$117,904	$99,232	$45,477	$2,569
Net realized gain (loss) on investments	96,637	4,026	(30,322)	(377,671)	(168,492)	110,593	2,431
Change in net unrealized appreciation (depreciation) on investments	276,257	19,704	35,487	605,025	380,679	309,303	38,026

Net increase (decrease) in net assets resulting from operations	386,412	28,570	6,027	345,258	311,419	465,373	43,026

CONTRACT TRANSACTIONS:
Contract owners’ net payments	1,020	-	-	1,000	-	-	-
Contract owners’ benefits	(623)	-	-	(29,554)	-	(21,491)	-
Net transfers (to) from the Company and/or Subaccounts	115,689	(5,663)	(98,057)	(1,214,256)	(2,060,680)	(390,320)	(3,008)
Adjustments to net assets allocated to contracts in payout period	(4,105)	-	-	-	(3,404)	-	-

Increase (decrease) in net assets resulting from Contract transactions	111,981	(5,663)	(98,057)	(1,242,810)	(2,064,084)	(411,811)	(3,008)

Total increase (decrease) in net assets	498,393	22,907	(92,030)	(897,552)	(1,752,665)	53,562	40,018

NET ASSETS:
Beginning of period	2,650,842	181,573	139,969	8,954,721	5,413,356	2,979,585	251,238

End of period	$3,149,235	$204,480	$47,939	$8,057,169	$3,660,691	$3,033,147	$291,256

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

70

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS

	Empower Lifetime 2015 Fund, Investor Class	Empower Lifetime 2020 Fund, Investor Class	Empower Lifetime 2025 Fund, Investor Class	Empower Lifetime 2030 Fund, Investor Class	Empower Lifetime 2035 Fund, Investor Class	Empower Lifetime 2040 Fund, Investor Class	Empower Lifetime 2045 Fund, Investor Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$4,577	$12,752	$9,948	$10,683	$2,448	$397	$1,245
Net realized gain (loss) on investments	2,703	11,257	(15,609)	(1,308)	4,302	714	3,127
Change in net unrealized appreciation (depreciation) on investments	11,731	35,460	67,353	54,696	16,285	2,082	11,801

Net increase (decrease) in net assets resulting from operations	19,011	59,469	61,692	64,071	23,035	3,193	16,173

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	42,154	-	-	-
Contract owners’ benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(1)	(611)	(91,636)	(74,913)	1	1	-
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(1)	(611)	(91,636)	(32,759)	1	1	-

Total increase (decrease) in net assets	19,010	58,858	(29,944)	31,312	23,036	3,194	16,173

NET ASSETS:
Beginning of period	200,541	579,689	613,733	541,822	168,431	21,321	101,033

End of period	$219,551	$638,547	$583,789	$573,134	$191,467	$24,515	$117,206

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

71

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS

	Empower Lifetime 2050 Fund, Investor Class	Empower Lifetime 2055 Fund, Investor Class	Empower Lifetime 2060 Fund, Investor Class	Empower Mid Cap Value Fund, Investor Class	Empower Moderate Profile Fund, Investor Class	Empower Moderately Aggressive Profile Fund, Investor Class	Empower Moderately Conservative Profile Fund, Investor Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,071	$645	$1,488	$(1,282)	$248,599	$61,366	$114,947
Net realized gain (loss) on investments	1,998	4,931	1,689	(17,555)	84,983	80,327	15,937
Change in net unrealized appreciation (depreciation) on investments	6,352	10,641	1,464	130,620	581,198	335,886	274,597

Net increase (decrease) in net assets resulting from operations	9,421	16,217	4,641	111,783	914,780	477,579	405,481

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	-	-	12,000	-
Contract owners’ benefits	-	-	-	-	(161,276)	-	-
Net transfers (to) from the Company and/or Subaccounts	(1)	(668)	69,544	(45,038)	133,317	(484,671)	(890,575)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	(43,787)	-	-

Increase (decrease) in net assets resulting from Contract transactions	(1)	(668)	69,544	(45,038)	(71,746)	(472,671)	(890,575)

Total increase (decrease) in net assets	9,420	15,549	74,185	66,745	843,034	4,908	(485,094)

NET ASSETS:
Beginning of period	57,156	95,134	54	787,594	8,199,637	3,999,325	5,085,285

End of period	$66,576	$110,683	$74,239	$854,339	$9,042,671	$4,004,233	$4,600,191

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

72

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS

	Empower Multi-Sector Bond Fund, Investor Class	Empower Real Estate Index Fund, Investor Class	Empower SecureFoundation Balanced Fund, Investor Class	Empower Small Cap Value Fund, Investor Class	Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	Federated Hermes Fund for U.S. Government Securities II	Federated Hermes Managed Volatility Fund II

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$152,863	$3,097	$2,382,035	$(5,383)	$(12,191)	$395,526	$20,051
Net realized gain (loss) on investments	(75,454)	(120,438)	1,826,319	7,974	37,562	(1,281,578)	(46,875)
Change in net unrealized appreciation (depreciation) on investments	345,363	123,025	14,969,844	147,243	290,435	1,617,974	163,627

Net increase (decrease) in net assets resulting from operations	422,772	5,684	19,178,198	149,834	315,806	731,922	136,803

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	582,537	-	3,750	550	-
Contract owners’ benefits	-	-	-	-	-	(343,020)	(14,594)
Net transfers (to) from the Company and/or Subaccounts	(579,105)	(130,676)	(19,047,208)	(73,430)	(283,914)	(5,157,868)	(174,925)
Adjustments to net assets allocated to contracts in payout period	2,744	-	(17,275)	-	-	(77,947)	6,224

Increase (decrease) in net assets resulting from Contract transactions	(576,361)	(130,676)	(18,481,946)	(73,430)	(280,164)	(5,578,285)	(183,295)

Total increase (decrease) in net assets	(153,589)	(124,992)	696,252	76,404	35,642	(4,846,363)	(46,492)

NET ASSETS:
Beginning of period	6,292,102	436,482	163,488,845	916,355	1,848,848	25,923,233	1,910,153

End of period	$6,138,513	$311,490	$164,185,097	$992,759	$1,884,490	$21,076,870	$1,863,661

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

73

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS

	Franklin Small Cap Value VIP Fund, Class 2	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio, Service Shares	Invesco Oppenheimer V.I. International Growth Fund, Series I	Invesco V.I. Comstock Fund, Series I	Invesco V.I. Core Equity Fund, Series I	Invesco V.I. EQV International Equity Fund, Series I	Invesco V.I. Global Fund, Series I

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(6,290)	$3,316	$(11,633)	$69,955	$(3,458)	$(62,152)	$(142,901)
Net realized gain (loss) on investments	21,458	1	(585,357)	819,532	55,662	(244,929)	2,660,822
Change in net unrealized appreciation (depreciation) on investments	409,726	493	2,612,119	(157,394)	602,859	2,155,737	5,430,200

Net increase (decrease) in net assets resulting from operations	424,894	3,810	2,015,129	732,093	655,063	1,848,656	7,948,121

CONTRACT TRANSACTIONS:
Contract owners’ net payments	2,679	-	2,585	735	-	4,998	15,326
Contract owners’ benefits	(3,309)	-	(11,884)	(9,832)	-	(3,333)	(167,865)
Net transfers (to) from the Company and/or Subaccounts	(30,575)	-	(1,655,062)	(1,566,942)	(139,119)	(1,198,075)	(2,027,058)
Adjustments to net assets allocated to contracts in payout period	(10,395)	-	(14,138)	(354)	2,532	(14,027)	(9,790)

Increase (decrease) in net assets resulting from Contract transactions	(41,600)	-	(1,678,499)	(1,576,393)	(136,587)	(1,210,437)	(2,189,387)

Total increase (decrease) in net assets	383,294	3,810	336,630	(844,300)	518,476	638,219	5,758,734

NET ASSETS:
Beginning of period	3,787,678	53,741	10,664,161	7,610,789	3,014,784	11,311,615	24,757,264

End of period	$4,170,972	$57,551	$11,000,791	$6,766,489	$3,533,260	$11,949,834	$30,515,998

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

74

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS

	Invesco V.I. Growth and Income Fund, Series I	Invesco V.I. High Yield Fund, Series I	Invesco V.I. Main Street Mid Cap Fund	Invesco V.I. Main Street Small Cap Fund	Invesco V.I. Small Cap Equity Fund, Series I	Invesco V.I. Technology Fund, Series I	Janus Aspen Series Janus Henderson Flexible Bond Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$69,270	$161,411	$(6,456)	$8,024	$(14,826)	$(26,638)	$486,235
Net realized gain (loss) on investments	1,065,726	(54,658)	(109,737)	(95,239)	(73,531)	(561,084)	(273,712)
Change in net unrealized appreciation (depreciation) on investments	(221,617)	239,818	297,529	408,384	398,856	1,873,382	407,213

Net increase (decrease) in net assets resulting from operations	913,379	346,571	181,336	321,169	310,499	1,285,660	619,736

CONTRACT TRANSACTIONS:
Contract owners’ net payments	3,360	2,230	-	-	-	-	-
Contract owners’ benefits	(234,830)	-	-	-	-	-	(181,746)
Net transfers (to) from the Company and/or Subaccounts	(488,596)	1,116	(236,664)	(371,450)	(134,024)	(63,084)	139,618
Adjustments to net assets allocated to contracts in payout period	(57,894)	(4,905)	(643)	(222)	(4,014)	155	(31,103)

Increase (decrease) in net assets resulting from Contract transactions	(777,960)	(1,559)	(237,307)	(371,672)	(138,038)	(62,929)	(73,231)

Total increase (decrease) in net assets	135,419	345,012	(55,971)	(50,503)	172,461	1,222,731	546,505

NET ASSETS:
Beginning of period	8,599,537	3,792,570	1,414,131	2,095,257	2,059,481	2,816,540	13,243,902

End of period	$8,734,956	$4,137,582	$1,358,160	$2,044,754	$2,231,942	$4,039,271	$13,790,407

Note: Totals may not appear to foot/crossfoot due to rounding.

                                   (Continued)

See accompanying notes to financial statements.

75

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS

	Janus Aspen Series Janus Henderson Flexible Bond Portfolio, Service Shares	Janus Aspen Series Janus Henderson Overseas Portfolio, Institutional Shares	Janus Aspen Series Janus Henderson Research Portfolio, Institutional Shares	Janus Henderson Balanced Fund, Class I	Janus Henderson Global Research Fund, Class I	Janus Henderson Overseas Fund, Class S	Janus Henderson VIT Balanced Portfolio, Service Shares

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$935,467	$19,721	$(62,219)	$214,569	$21,115	$6,685	$1,304,140
Net realized gain (loss) on investments	(614,868)	34,500	166,943	464,311	775,137	88,218	2,220,990
Change in net unrealized appreciation (depreciation) on investments	1,031,695	228,228	2,952,572	1,420,431	2,303,950	37,455	12,822,052

Net increase (decrease) in net assets resulting from operations	1,352,294	282,449	3,057,296	2,099,311	3,100,202	132,358	16,347,182

CONTRACT TRANSACTIONS:
Contract owners’ net payments	4,230	-	-	1,000	-	2,640	13,042
Contract owners’ benefits	(95,234)	-	(93,934)	(129,671)	(13,726)	-	(872,344)
Net transfers (to) from the Company and/or Subaccounts	(383,096)	(180,897)	(499,704)	(1,040,248)	(1,249,945)	(225,213)	(6,915,716)
Adjustments to net assets allocated to contracts in payout period	(27,330)	(3,056)	(14,788)	(24,828)	(17,487)	(715)	(205,842)

Increase (decrease) in net assets resulting from Contract transactions	(501,430)	(183,953)	(608,426)	(1,193,747)	(1,281,158)	(223,288)	(7,980,860)

Total increase (decrease) in net assets	850,864	98,496	2,448,870	905,564	1,819,044	(90,930)	8,366,322

NET ASSETS:
Beginning of period	31,509,670	2,907,574	7,574,455	14,917,594	12,686,376	1,528,975	118,840,698

End of period	$32,360,534	$3,006,070	$10,023,325	$15,823,158	$14,505,420	$1,438,045	$127,207,020

Note: Totals may not appear to foot/crossfoot due to rounding.

                                   (Continued)

See accompanying notes to financial statements.

76

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS

	Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares	Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares	Lazard Retirement Emerging Markets Equity Portfolio	Lord Abbett Series Fund Short Duration Income Portfolio	LVIP Baron Growth Opportunities Fund, Service Class	LVIP Delaware SMID Cap Core Fund, Standard Class	LVIP Delaware Value Fund, Standard Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(10,493)	$(91,085)	$434,458	$124,253	$(145,398)	$24,752	$11,370
Net realized gain (loss) on investments	(144,045)	(1,209,590)	(77,649)	(15,762)	924,796	416,504	32,725
Change in net unrealized appreciation (depreciation) on investments	721,056	6,678,576	1,697,570	6,451	2,215,990	549,862	(12,472)

Net increase (decrease) in net assets resulting from operations	566,518	5,377,901	2,054,379	114,942	2,995,388	991,118	31,623

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	1,200	1,033	-	7,953	142	-
Contract owners’ benefits	-	-	(16,060)	-	(111,038)	-	-
Net transfers (to) from the Company and/or Subaccounts	(326,280)	230,057	(1,068,339)	644,714	(1,513,419)	(947,877)	(109,754)
Adjustments to net assets allocated to contracts in payout period	-	(4,064)	(25,758)	-	(56,731)	(10,612)	-

Increase (decrease) in net assets resulting from Contract transactions	(326,280)	227,193	(1,109,124)	644,714	(1,673,235)	(958,347)	(109,754)

Total increase (decrease) in net assets	240,238	5,605,094	945,255	759,656	1,322,153	32,771	(78,131)

NET ASSETS:
Beginning of period	1,193,241	10,158,447	10,118,699	2,394,238	18,521,922	6,965,578	1,123,772

End of period	$1,433,479	$15,763,541	$11,063,954	$3,153,894	$19,844,075	$6,998,349	$1,045,641

Note: Totals may not appear to foot/crossfoot due to rounding.

                                   (Continued)

See accompanying notes to financial statements.

77

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS

	LVIP JPMorgan Core Bond Fund, Standard Class	LVIP JPMorgan Small Cap Core Fund, Standard Class	MFS Blended Research Small Cap Equity Portfolio, Initial Class	MFS Core Equity Portfolio, Service Class	MFS International Growth Portfolio, Initial Class	MFS International Intrinsic Value Portfolio, Service Class	MFS Mid Cap Value Portfolio, Initial Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$22,003	$19,841	$244	$(180)	$6,624	$(82,575)	$11,862
Net realized gain (loss) on investments	(60,570)	(22,453)	5,473	2,592	55,293	2,968,577	42,248
Change in net unrealized appreciation (depreciation) on investments	69,307	332,714	23,328	9,088	146,336	2,242,981	51,665

Net increase (decrease) in net assets resulting from operations	30,740	330,102	29,045	11,500	208,253	5,128,983	105,775

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	-	-	760	750
Contract owners’ benefits	-	-	-	-	-	(45,057)	-
Net transfers (to) from the Company and/or Subaccounts	565,558	119,193	101,271	7,646	105,543	(1,806,419)	(264,827)
Adjustments to net assets allocated to contracts in payout period	-	(687)	-	-	-	(5,759)	-

Increase (decrease) in net assets resulting from Contract transactions	565,558	118,506	101,271	7,646	105,543	(1,856,475)	(264,077)

Total increase (decrease) in net assets	596,298	448,608	130,316	19,146	313,796	3,272,508	(158,302)

NET ASSETS:
Beginning of period	337,179	2,586,702	151,826	50,615	1,440,846	31,926,085	1,080,652

End of period	$933,477	$3,035,310	$282,142	$69,761	$1,754,642	$35,198,593	$922,350

Note: Totals may not appear to foot/crossfoot due to rounding.

                                   (Continued)

See accompanying notes to financial statements.

78

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS

	MFS Utilities Series, Service Class	Morgan Stanley VIF U.S. Real Estate Portfolio, Class I	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class S	Neuberger Berman AMT Sustainable Equity Portfolio, Class S	NVIT Mid Cap Index Fund, Class II	PIMCO Commodity RealReturn Strategy Portfolio, Admin Class	PIMCO Emerging Markets Bond Portfolio, Admin Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$152,540	$37,191	$(845)	$(2,986)	$70,113	$531,786	$32,002
Net realized gain (loss) on investments	223,311	(206,268)	17,987	52,687	122,248	(576,714)	(23,316)
Change in net unrealized appreciation (depreciation) on investments	(616,865)	512,340	41,256	121,204	2,484,597	(247,537)	55,847

Net increase (decrease) in net assets resulting from operations	(241,014)	343,263	58,398	170,905	2,676,958	(292,465)	64,533

CONTRACT TRANSACTIONS:
Contract owners’ net payments	53,880	180	-	-	8,677	-	-
Contract owners’ benefits	-	-	-	-	(101,259)	-	-
Net transfers (to) from the Company and/or Subaccounts	(2,216,297)	(370,222)	(79,737)	(157,705)	(734,739)	(719,559)	(39,986)
Adjustments to net assets allocated to contracts in payout period	24,004	(13,144)	973	-	(84,579)	(177)	-

Increase (decrease) in net assets resulting from Contract transactions	(2,138,413)	(383,186)	(78,764)	(157,705)	(911,900)	(719,736)	(39,986)

Total increase (decrease) in net assets	(2,379,427)	(39,923)	(20,366)	13,200	1,765,058	(1,012,201)	24,547

NET ASSETS:
Beginning of period	8,213,679	2,699,348	661,177	714,429	18,965,071	3,587,548	683,076

End of period	$5,834,252	$2,659,425	$640,811	$727,629	$20,730,129	$2,575,347	$707,623

Note: Totals may not appear to foot/crossfoot due to rounding.

                                   (Continued)

See accompanying notes to financial statements.

79

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS

	PIMCO High Yield Portfolio, Admin Class	PIMCO Low Duration Portfolio, Admin Class	PIMCO Real Return Portfolio, Admin Class	PIMCO Total Return Portfolio, Admin Class	Pioneer Bond VCT Portfolio	Pioneer Fund VCT Portfolio, Class I	Pioneer Mid Cap Value VCT Portfolio, Class II

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,146,936	$1,721,707	$69,860	$3,030,857	$49,764	$2,522	$14,518
Net realized gain (loss) on investments	(637,643)	(849,113)	(59,036)	(2,222,141)	(43,724)	142,464	(13,368)
Change in net unrealized appreciation (depreciation) on investments	2,009,438	1,566,324	75,444	4,520,897	95,958	964,600	163,968

Net increase (decrease) in net assets resulting from operations	2,518,731	2,438,918	86,268	5,329,613	101,998	1,109,586	165,118

CONTRACT TRANSACTIONS:
Contract owners’ net payments	8,389	8,097	300	7,184	-	6,133	3,049
Contract owners’ benefits	(307,506)	(377,133)	-	(358,803)	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(4,809,797)	(4,727,053)	(210,214)	(3,153,414)	327,572	(577,654)	(126,522)
Adjustments to net assets allocated to contracts in payout period	98,029	(48,366)	(711)	(115,656)	-	13,152	(1,181)

Increase (decrease) in net assets resulting from Contract transactions	(5,010,885)	(5,144,455)	(210,625)	(3,620,689)	327,572	(558,369)	(124,654)

Total increase (decrease) in net assets	(2,492,154)	(2,705,537)	(124,357)	1,708,924	429,570	551,217	40,464

NET ASSETS:
Beginning of period	25,370,832	61,147,524	3,078,064	106,702,613	1,302,440	4,083,321	1,631,027

End of period	$22,878,678	$58,441,987	$2,953,707	$108,411,537	$1,732,010	$4,634,538	$1,671,491

Note: Totals may not appear to foot/crossfoot due to rounding.

                                   (Continued)

See accompanying notes to financial statements.

80

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS

	Pioneer Select Mid Cap Growth VCT Portfolio, Class I	Prudential Series Fund Equity Portfolio, Class II	Prudential Series Fund Natural Resources Portfolio, Class II	Putnam VT Core Equity Fund, Class IA	Putnam VT Global Asset Allocation Fund, Class IA	Putnam VT Global Health Care Fund, Class IB	Putnam VT Income Fund, Class IA

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(41,387)	$(12,697)	$(2,998)	$(533)	$7,094	$(20,399)	$258,301
Net realized gain (loss) on investments	(481,329)	225,825	3,660	43,986	(24,604)	355,115	(177,621)
Change in net unrealized appreciation (depreciation) on investments	1,365,583	233,274	4,450	406,405	122,586	179	124,610

Net increase (decrease) in net assets resulting from operations	842,867	446,402	5,112	449,858	105,076	334,895	205,290

CONTRACT TRANSACTIONS:
Contract owners’ net payments	1,500	-	-	-	-	1,650	-
Contract owners’ benefits	-	-	-	-	(168,016)	(197)	-
Net transfers (to) from the Company and/or Subaccounts	(582,436)	(362,165)	(39,208)	561,971	6,686	(461,236)	(128,633)
Adjustments to net assets allocated to contracts in payout period	(169)	2,175	-	-	-	3,507	-

Increase (decrease) in net assets resulting from Contract transactions	(581,105)	(359,990)	(39,208)	561,971	(161,330)	(456,276)	(128,633)

Total increase (decrease) in net assets	261,762	86,412	(34,096)	1,011,829	(56,254)	(121,381)	76,657

NET ASSETS:
Beginning of period	5,245,331	1,556,749	463,870	1,499,332	770,412	4,438,415	4,952,472

End of period	$5,507,093	$1,643,161	$429,774	$2,511,161	$714,158	$4,317,034	$5,029,129

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

81

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS

	Putnam VT International Equity Fund, Class IA	Putnam VT International Value Fund, Class IA	Putnam VT Large Cap Value Fund, Class IB	Putnam VT Mortgage Securities Fund	Putnam VT Small Cap Value Fund, Class IA	Royce Capital Fund Small Cap Portfolio, Service Class	Schwab Government Money Market Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(5,432)	$10,665	$222,866	$355,910	$(246)	$(3,502)	$6,774,157
Net realized gain (loss) on investments	(3,194)	12,701	1,301,406	(243,553)	(13,312)	232,779	(25)
Change in net unrealized appreciation (depreciation) on investments	242,516	173,618	794,003	(8,942)	46,462	397,590	327

Net increase (decrease) in net assets resulting from operations	233,890	196,984	2,318,275	103,415	32,904	626,867	6,774,459

CONTRACT TRANSACTIONS:
Contract owners’ net payments	960	-	39,100	-	-	-	163,719
Contract owners’ benefits	-	-	(16,869)	-	-	-	(18,127,341)
Net transfers (to) from the Company and/or Subaccounts	26,775	(46,190)	(2,002,962)	(242,272)	149,244	(163,150)	4,534,812
Adjustments to net assets allocated to contracts in payout period	-	-	2,837	(717)	-	(3,791)	272,524

Increase (decrease) in net assets resulting from Contract transactions	27,735	(46,190)	(1,977,894)	(242,989)	149,244	(166,941)	(13,156,286)

Total increase (decrease) in net assets	261,625	150,794	340,381	(139,574)	182,148	459,926	(6,381,827)

NET ASSETS:
Beginning of period	1,299,180	1,056,550	16,563,978	2,651,989	192,024	2,793,616	171,626,376

End of period	$1,560,805	$1,207,344	$16,904,359	$2,512,415	$374,172	$3,253,542	$165,244,549

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

82

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS

	Schwab S&P 500 Index Fund	Schwab VIT Balanced Portfolio	Schwab VIT Balanced with Growth Portfolio	Schwab VIT Growth Portfolio	T. Rowe Price Health Sciences Portfolio	T. Rowe Price Health Sciences Portfolio, Class II	Templeton Foreign VIP Fund, Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$3,532,939	$46,153	$54,713	$7,750	$(10,812)	$(27,169)	$149,715
Net realized gain (loss) on investments	30,028,454	2,568	46,326	6,984	69,474	(92,226)	(46,671)
Change in net unrealized appreciation (depreciation) on investments	78,693,772	328,221	558,563	109,993	(27,158)	173,446	975,767

Net increase (decrease) in net assets resulting from operations	112,255,165	376,942	659,602	124,727	31,504	54,051	1,078,811

CONTRACT TRANSACTIONS:
Contract owners’ net payments	358,077	-	-	-	10,000	-	185
Contract owners’ benefits	(1,058,082)	-	-	-	-	(15,821)	(10,327)
Net transfers (to) from the Company and/or Subaccounts	(40,505,506)	(331,204)	(697,351)	(90,348)	(20,596)	(713,143)	(423,324)
Adjustments to net assets allocated to contracts in payout period	(57,373)	-	-	-	-	3,830	(2,896)

Increase (decrease) in net assets resulting from Contract transactions	(41,262,884)	(331,204)	(697,351)	(90,348)	(10,596)	(725,134)	(436,362)

Total increase (decrease) in net assets	70,992,281	45,738	(37,749)	34,379	20,908	(671,083)	642,449

NET ASSETS:
Beginning of period	466,558,052	3,518,607	4,963,566	802,093	1,510,968	4,463,486	5,594,638

End of period	$537,550,333	$3,564,345	$4,925,817	$836,472	$1,531,876	$3,792,403	$6,237,087

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

83

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS

	Templeton Global Bond VIP Fund, Class 2	Third Avenue Value Fund	Touchstone VST Common Stock Fund, Service Class	Touchstone VST Bond Fund	Touchstone VST Common Stock Fund	Touchstone VST Small Company Fund	VanEck VIP Global Resources Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(47,120)	$23,641	$(849)	$261,302	$(29,644)	$(28,757)	$94,412
Net realized gain (loss) on investments	(539,544)	139,582	349,341	(77,554)	767,746	(113,476)	(281,845)
Change in net unrealized appreciation (depreciation) on investments	722,475	97,537	695,796	135,603	1,495,608	984,059	(78,999)

Net increase (decrease) in net assets resulting from operations	135,811	260,760	1,044,288	319,351	2,233,710	841,826	(266,432)

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	1,100	-	3,995	-
Contract owners’ benefits	(8,064)	-	(4,310)	(6,370)	(92,140)	(4,793)	(7,798)
Net transfers (to) from the Company and/or Subaccounts	(1,071,720)	(106,894)	(100,722)	513,084	(97,566)	95,047	(699,941)
Adjustments to net assets allocated to contracts in payout period	(4,899)	(626)	12,915	(336)	(22,033)	(1,176)	(14,266)

Increase (decrease) in net assets resulting from Contract transactions	(1,084,683)	(107,520)	(92,117)	507,478	(211,739)	93,073	(722,005)

Total increase (decrease) in net assets	(948,872)	153,240	952,171	826,829	2,021,971	934,899	(988,437)

NET ASSETS:
Beginning of period	7,772,904	1,358,202	4,135,739	5,910,659	8,896,099	5,463,922	5,044,889

End of period	$6,824,032	$1,511,442	$5,087,910	$6,737,488	$10,918,070	$6,398,821	$4,056,452

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

84

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS

	VanEck VIP Unconstrained Emerging Markets Bond Fund, Class I	Vanguard VIF Capital Growth Portfolio	Vanguard VIF Diversified Value Portfolio	Vanguard VIF Mid- Cap Index Portfolio	Vanguard VIF Real Estate Index Portfolio	Vanguard VIF Small Company Growth Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$102,046	$23,341	$44,510	$78,834	$63,738	$(4,869)
Net realized gain (loss) on investments	(54,153)	636,257	352,439	194,563	39,605	(20,985)
Change in net unrealized appreciation (depreciation) on investments	249,522	675,158	623,542	1,141,792	343,983	456,904

Net increase (decrease) in net assets resulting from operations	297,415	1,334,756	1,020,491	1,415,189	447,326	431,050

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	12,636	4,072	-
Contract owners’ benefits	(22,712)	(42,144)	-	-	-	(4,834)
Net transfers (to) from the Company and/or Subaccounts	(293,793)	(362,301)	(204,434)	(432,616)	(293,346)	(44,770)
Adjustments to net assets allocated to contracts in payout period	(4,781)	(297)	(234)	(67)	(63)	(35)

Increase (decrease) in net assets resulting from Contract transactions	(321,286)	(404,742)	(204,668)	(420,047)	(289,337)	(49,639)

Total increase (decrease) in net assets	(23,871)	930,014	815,823	995,142	157,989	381,411

NET ASSETS:
Beginning of period	3,044,591	5,000,682	5,428,868	9,589,486	3,946,087	2,301,418

End of period	$3,020,720	$5,930,696	$6,244,691	$10,584,628	$4,104,076	$2,682,829

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

85

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	AB VPS Discovery Value Portfolio, Class A	AB VPS International Value Portfolio, Class A	AB VPS Large Cap Growth Portfolio, Class A	AB VPS Relative Value Portfolio, Class A	AB VPS Sustainable International Thematic Portfolio, Class A	Alger Balanced Portfolio, Class I-2	Alger Capital Appreciation Portfolio, Class I-2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$13,948	$56,792	$(121,181)	$79,366	$(53,731)	$4,788	$(28,876)
Net realized gain (loss) on investments	634,238	6,193	2,608,579	1,964,051	1,167,081	49,169	(81,449)
Change in net unrealized appreciation (depreciation) on investments	(1,610,805)	(311,350)	(8,852,868)	(2,631,130)	(3,789,097)	(184,293)	(1,751,512)

Net increase (decrease) in net assets resulting from operations	(962,618)	(248,365)	(6,365,470)	(587,713)	(2,675,747)	(130,336)	(1,861,838)

CONTRACT TRANSACTIONS:
Contract owners’ net payments	3,199	-	3,565	-	120	-	-
Contract owners’ benefits	(69,080)	(9,866)	(18,995)	(105,192)	(60,325)	-	-
Net transfers (to) from the Company and/or Subaccounts	(1,088,498)	(137,213)	(2,645,976)	144,678	(308,671)	(15,289)	(227,525)
Adjustments to net assets allocated to contracts in payout period	(6,697)	715	6,597	4,927	(7,437)	(509)	1,741

Increase (decrease) in net assets resulting from Contract transactions	(1,161,076)	(146,364)	(2,654,809)	44,413	(376,313)	(15,798)	(225,785)

Total increase (decrease) in net assets	(2,123,694)	(394,730)	(9,020,279)	(543,299)	(3,052,059)	(146,134)	(2,087,623)

NET ASSETS:
Beginning of period	6,042,937	1,838,599	23,881,928	11,513,558	9,648,571	1,118,327	5,015,548

End of period	$3,919,243	$1,443,869	$14,861,649	$10,970,258	$6,596,512	$972,192	$2,927,925

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

86

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Alger Large Cap Growth Portfolio, Class I-2	Alger Mid Cap Growth Portfolio, Class I-2	Allspring VT Discovery All Cap Growth Fund, Class 2	Allspring VT Discovery SMID Cap Growth Fund, Class 2	Allspring VT Opportunity Fund, Class 2	ALPS Global Opportunity Portfolio, Class I	American Century Investments VP Balanced Fund, Class I

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(254,422)	$(37,257)	$(17,882)	$(59,532)	$(39,516)	$23,304	$150,446
Net realized gain (loss) on investments	1,164,074	(116,135)	385,885	2,181,404	1,071,422	18,676	4,726,880
Change in net unrealized appreciation (depreciation) on investments	(18,663,322)	(2,317,775)	(1,669,933)	(6,801,528)	(2,452,660)	(106,409)	(11,350,919)

Net increase (decrease) in net assets resulting from operations	(17,753,671)	(2,471,167)	(1,301,929)	(4,679,656)	(1,420,753)	(64,429)	(6,473,593)

CONTRACT TRANSACTIONS:
Contract owners’ net payments	14,133	-	6,000	-	2,260	100	14,441
Contract owners’ benefits	(32,887)	(7,750)	-	(113,718)	(20,556)	-	(527,588)
Net transfers (to) from the Company and/or Subaccounts	(3,650,910)	(492,989)	(345,512)	(365,514)	(228,626)	6,528	(1,505,521)
Adjustments to net assets allocated to contracts in payout period	(35,812)	5,194	(4,405)	3,359	(4,232)	-	10,761

Increase (decrease) in net assets resulting from Contract transactions	(3,705,476)	(495,545)	(343,917)	(475,872)	(251,153)	6,628	(2,007,908)

Total increase (decrease) in net assets	(21,459,147)	(2,966,712)	(1,645,846)	(5,155,528)	(1,671,907)	(57,801)	(8,481,500)

NET ASSETS:
Beginning of period	47,074,751	6,939,101	3,594,969	12,221,520	6,751,609	224,722	36,538,521

End of period	$25,615,605	$3,972,389	$1,949,123	$7,065,992	$5,079,702	$166,921	$28,057,021

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

87

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	American Century Investments VP Disciplined Core Value Fund, Class I	American Century Investments VP International Fund, Class I	American Century Investments VP Mid Cap Value Fund, Class II	American Century Investments VP Value Fund, Class I	American Funds IS Capital World Bond Fund, Class 2	American Funds IS Global Growth Fund, Class 1	American Funds IS Global Small Capitalization Fund, Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$115,845	$54,791	$151,816	$318,613	$(141)	$8,056	$(3,516)
Net realized gain (loss) on investments	2,206,357	974,359	1,625,852	3,099,328	(4,918)	245,442	91,720
Change in net unrealized appreciation (depreciation) on investments	(3,942,731)	(3,369,605)	(2,016,588)	(3,578,501)	(1,442)	(894,712)	(199,749)

Net increase (decrease) in net assets resulting from operations	(1,620,529)	(2,340,454)	(238,920)	(160,560)	(6,500)	(641,214)	(111,544)

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	1,050	3,057	7,413	-	100	-
Contract owners’ benefits	(62,834)	(73,114)	(25,124)	(145,146)	-	(25,716)	-
Net transfers (to) from the Company and/or Subaccounts	703,120	(148,381)	644,095	(3,198,401)	115,610	(31,571)	(103,569)
Adjustments to net assets allocated to contracts in payout period	4,171	3,100	7,157	6,461	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	644,457	(217,345)	629,185	(3,329,673)	115,610	(57,187)	(103,569)

Total increase (decrease) in net assets	(976,071)	(2,557,799)	390,265	(3,490,233)	109,110	(698,401)	(215,114)

NET ASSETS:
Beginning of period	11,114,321	9,323,808	10,919,424	26,260,588	26,551	2,610,377	434,424

End of period	$10,138,249	$6,766,009	$11,309,690	$22,770,355	$135,661	$1,911,976	$219,310

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

88

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	American Funds IS Growth-Income Fund, Class 4	American Funds IS International Fund, Class 2	American Funds IS New World Fund, Class 2	American Funds IS The Bond Fund of America, Class 2	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	BlackRock Global Allocation V.I. Fund, Class I	BNY Mellon IP MidCap Stock Portfolio, Initial Shares

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$15,739	$27,381	$16,325	$52,529	$8,628	$(55,385)	$1,544
Net realized gain (loss) on investments	414,321	334,091	237,448	(15,054)	(30)	28,277	719,600
Change in net unrealized appreciation (depreciation) on investments	(1,240,848)	(1,011,588)	(962,711)	(368,706)	(143,200)	(1,566,141)	(1,206,735)

Net increase (decrease) in net assets resulting from operations	(810,788)	(650,116)	(708,938)	(331,231)	(134,603)	(1,593,249)	(485,592)

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	23,150	340	-	-	90,408	-
Contract owners’ benefits	-	-	-	-	-	(48,227)	(17,005)
Net transfers (to) from the Company and/or Subaccounts	(104,354)	(4,244)	(11,344)	19,893	(76,465)	(561,597)	(222,336)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	-	364	686

Increase (decrease) in net assets resulting from Contract transactions	(104,354)	18,907	(11,004)	19,893	(76,465)	(519,053)	(238,656)

Total increase (decrease) in net assets	(915,142)	(631,209)	(719,943)	(311,338)	(211,068)	(2,112,302)	(724,248)

NET ASSETS:
Beginning of period	4,700,772	3,052,489	3,182,180	2,545,565	875,707	9,965,671	3,356,591

End of period	$3,785,630	$2,421,280	$2,462,237	$2,234,227	$664,639	$7,853,369	$2,632,344

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

89

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	BNY Mellon VIF Appreciation Portfolio, Initial Shares	BNY Mellon VIF Growth and Income Portfolio, Initial Shares	BNY Mellon VIF Opportunistic Small Cap Portfolio, Initial Shares	ClearBridge Variable Large Cap Growth Portfolio, Class I	ClearBridge Variable Mid Cap Portfolio, Class I	ClearBridge Variable Small Cap Growth Portfolio, Class I	Columbia VP Emerging Markets Fund, Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(8,455)	$2,209	$(4,490)	$(6,500)	$(1,291)	$(13,956)	$(2,273)
Net realized gain (loss) on investments	2,856,727	1,443,656	120,834	2,716	24,944	(126,675)	(155,632)
Change in net unrealized appreciation (depreciation) on investments	(5,052,149)	(2,610,781)	(248,648)	(538,467)	(136,618)	(817,182)	(36,880)

Net increase (decrease) in net assets resulting from operations	(2,203,877)	(1,164,916)	(132,304)	(542,250)	(112,965)	(957,813)	(194,785)

CONTRACT TRANSACTIONS:
Contract owners’ net payments	313	-	-	-	5	-	-
Contract owners’ benefits	-	(149,602)	-	-	-	(7,577)	-
Net transfers (to) from the Company and/or Subaccounts	(1,114,248)	(647,340)	(102,966)	(707,714)	(124,134)	(544,963)	(86,294)
Adjustments to net assets allocated to contracts in payout period	37,991	6,829	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(1,075,944)	(790,114)	(102,966)	(707,714)	(124,129)	(552,540)	(86,294)

Total increase (decrease) in net assets	(3,279,821)	(1,955,030)	(235,270)	(1,249,964)	(237,094)	(1,510,353)	(281,079)

NET ASSETS:
Beginning of period	12,267,933	7,754,270	783,640	1,793,296	491,539	3,424,810	675,693

End of period	$8,988,112	$5,799,240	$548,370	$543,332	$254,446	$1,914,457	$394,614

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

90

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Columbia VP Large Cap Growth Fund, Class 2	Columbia VP Seligman Global Technology Fund, Class 2	Columbia VP Small Cap Value Fund, Class 2	Delaware Ivy VIP International Core Equity, Class II	Delaware VIP Emerging Markets, Standard Class	Delaware VIP International Series, Standard Class	Delaware VIP Small Cap Value Series, Standard Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(32,616)	$(131,245)	$(7,059)	$27,675	$148,627	$3,073	$24,307
Net realized gain (loss) on investments	272,757	5,075,236	542,902	120,569	(8,898)	(14,329)	1,781,178
Change in net unrealized appreciation (depreciation) on investments	(2,221,282)	(12,275,916)	(834,666)	(431,100)	(1,632,180)	(69,050)	(4,853,073)

Net increase (decrease) in net assets resulting from operations	(1,981,141)	(7,331,925)	(298,823)	(282,856)	(1,492,450)	(80,306)	(3,047,588)

CONTRACT TRANSACTIONS:
Contract owners’ net payments	1,600	17,209	1,685	-	7,722	-	1,730
Contract owners’ benefits	-	-	(58,135)	(31,038)	(42,115)	-	-
Net transfers (to) from the Company and/or Subaccounts	(607,619)	(2,068,844)	(810,366)	(33,889)	(150,690)	(45,598)	(1,916,258)
Adjustments to net assets allocated to contracts in payout period	4,587	(2,887)	2,539	-	26,832	-	6,114

Increase (decrease) in net assets resulting from Contract transactions	(601,432)	(2,054,522)	(864,277)	(64,927)	(158,251)	(45,598)	(1,908,414)

Total increase (decrease) in net assets	(2,582,573)	(9,386,448)	(1,163,101)	(347,783)	(1,650,701)	(125,904)	(4,956,002)

NET ASSETS:
Beginning of period	6,573,448	23,848,059	2,589,772	1,915,753	5,438,868	363,643	23,785,685

End of period	$3,990,875	$14,461,611	$1,426,671	$1,567,970	$3,788,166	$237,739	$18,829,683

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

91

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Dimensional VA US Targeted Value Portfolio	DWS Capital Growth VIP, Class A	DWS Core Equity VIP, Class A	DWS CROCI U.S. VIP, Class A	DWS Global Small Cap VIP, Class A	DWS Small Cap Index VIP, Class A	DWS Small Mid Cap Growth VIP, Class A

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$16,881	$(182,130)	$5,519	$47,940	$(1,898)	$59,001	$(11,249)
Net realized gain (loss) on investments	427,167	5,042,485	1,866,814	40,124	200,050	4,697,751	173,869
Change in net unrealized appreciation (depreciation) on investments	(535,884)	(16,213,074)	(4,118,334)	(923,815)	(532,068)	(12,029,901)	(735,448)

Net increase (decrease) in net assets resulting from operations	(91,836)	(11,352,720)	(2,246,002)	(835,751)	(333,917)	(7,273,148)	(572,829)

CONTRACT TRANSACTIONS:
Contract owners’ net payments	2,400	19,634	1,330	4,333	-	36,477	-
Contract owners’ benefits	(29,755)	(276,886)	(82,676)	(16,704)	-	(262,742)	-
Net transfers (to) from the Company and/or Subaccounts	(29,094)	(2,618,117)	(894,504)	(320,637)	(16,847)	(1,056,442)	14,373
Adjustments to net assets allocated to contracts in payout period	-	(12,801)	(7,817)	1,537	-	2,876	8,550

Increase (decrease) in net assets resulting from Contract transactions	(56,449)	(2,888,170)	(983,667)	(331,471)	(16,847)	(1,279,832)	22,922

Total increase (decrease) in net assets	(148,285)	(14,240,890)	(3,229,669)	(1,167,221)	(350,764)	(8,552,980)	(549,907)

NET ASSETS:
Beginning of period	2,617,823	37,814,108	14,036,120	5,302,928	1,359,334	35,010,868	1,964,713

End of period	$2,469,538	$23,573,219	$10,806,451	$4,135,707	$1,008,570	$26,457,888	$1,414,806

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

92

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	DWS Small Mid Cap Value VIP, Class A	Empower Aggressive Profile Fund, Investor Class	Empower Ariel Mid Cap Value Fund, Investor Class	Empower Bond Index Fund, Investor Class	Empower Conservative Profile Fund, Investor Class	Empower International Index Fund, Investor Class	Empower International Value Fund, Investor Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$3,691	$1,978	$7,665	$48,330	$62,528	$31,007	$1,606
Net realized gain (loss) on investments	26,070	21,821	36,940	(400,256)	167,706	106,146	(7,604)
Change in net unrealized appreciation (depreciation) on investments	(571,666)	(42,366)	(73,134)	(1,251,028)	(827,728)	(721,707)	(35,099)

Net increase (decrease) in net assets resulting from operations	(541,905)	(18,567)	(28,529)	(1,602,954)	(597,494)	(584,554)	(41,097)

CONTRACT TRANSACTIONS:
Contract owners’ net payments	960	100	-	960	-	-	-
Contract owners’ benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(167,095)	132,720	(89,806)	(5,066,813)	542,969	(730,640)	1,384
Adjustments to net assets allocated to contracts in payout period	1,510	-	-	-	4,694	-	-

Increase (decrease) in net assets resulting from Contract transactions	(164,624)	132,820	(89,806)	(5,065,853)	547,663	(730,640)	1,384

Total increase (decrease) in net assets	(706,529)	114,252	(118,336)	(6,668,807)	(49,831)	(1,315,194)	(39,714)

NET ASSETS:
Beginning of period	3,357,372	67,320	258,305	15,623,527	5,463,187	4,294,780	290,951

End of period	$2,650,842	$181,573	$139,969	$8,954,721	$5,413,356	$2,979,585	$251,238

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

93

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Empower Lifetime 2015 Fund, Investor Class	Empower Lifetime 2020 Fund, Investor Class	Empower Lifetime 2025 Fund, Investor Class	Empower Lifetime 2030 Fund, Investor Class	Empower Lifetime 2035 Fund, Investor Class	Empower Lifetime 2040 Fund, Investor Class	Empower Lifetime 2045 Fund, Investor Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,481	$8,489	$7,088	$7,224	$518	$231	$795
Net realized gain (loss) on investments	10,392	34,137	32,059	34,113	5,984	1,728	7,455
Change in net unrealized appreciation (depreciation) on investments	(39,887)	(131,865)	(145,846)	(138,216)	(108,690)	(6,278)	(27,833)

Net increase (decrease) in net assets resulting from operations	(27,014)	(89,239)	(106,699)	(96,879)	(102,188)	(4,318)	(19,583)

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	9,120	-	-	-
Contract owners’ benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	29,065	20,174	(32,722)	(39,700)	(758,000)	1	20,003
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	29,065	20,174	(32,722)	(30,580)	(758,000)	1	20,003

Total increase (decrease) in net assets	2,050	(69,065)	(139,421)	(127,459)	(860,188)	(4,318)	419

NET ASSETS:
Beginning of period	198,491	648,754	753,155	669,281	1,028,619	25,639	100,614

End of period	$200,541	$579,689	$613,733	$541,822	$168,431	$21,321	$101,033

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

94

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Empower Lifetime 2050 Fund, Investor Class	Empower Lifetime 2055 Fund, Investor Class	Empower Lifetime 2060 Fund, Investor Class	Empower Mid Cap Value Fund, Investor Class	Empower Moderate Profile Fund, Investor Class	Empower Moderately Aggressive Profile Fund, Investor Class	Empower Moderately Conservative Profile Fund, Investor Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$679	$370	$1	$(577)	$133,237	$38,770	$57,564
Net realized gain (loss) on investments	4,981	6,156	3	(60,506)	622,723	307,767	261,929
Change in net unrealized appreciation (depreciation) on investments	(17,164)	(26,899)	(16)	(116,854)	(2,047,509)	(969,162)	(1,052,503)

Net increase (decrease) in net assets resulting from operations	(11,504)	(20,373)	(11)	(177,936)	(1,291,549)	(622,626)	(733,010)

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	-	-	12,000	-
Contract owners’ benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(495)	3	-	34,132	(1,167,441)	99,239	(770,854)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(495)	3	-	34,132	(1,167,441)	111,239	(770,854)

Total increase (decrease) in net assets	(11,999)	(20,370)	(11)	(143,804)	(2,458,991)	(511,386)	(1,503,864)

NET ASSETS:
Beginning of period	69,155	115,504	65	931,398	10,658,628	4,510,711	6,589,149

End of period	$57,156	$95,134	$54	$787,594	$8,199,637	$3,999,325	$5,085,285

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

95

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Empower Multi-Sector Bond Fund, Investor Class	Empower Real Estate Index Fund, Investor Class	Empower SecureFoundation Balanced Fund, Investor Class	Empower Small Cap Value Fund, Investor Class	Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	Federated Hermes Fund for U.S. Government Securities II	Federated Hermes Managed Volatility Fund II

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$107,087	$4,620	$1,625,568	$(5,763)	$(13,087)	$298,505	$20,324
Net realized gain (loss) on investments	(8,102)	(24,942)	7,668,833	9,019	86,644	(438,254)	460,942
Change in net unrealized appreciation (depreciation) on investments	(979,641)	(204,291)	(40,229,966)	(133,206)	(713,903)	(3,952,210)	(808,519)

Net increase (decrease) in net assets resulting from operations	(880,657)	(224,612)	(30,935,565)	(129,951)	(640,346)	(4,091,958)	(327,254)

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	561,379	-	41,678	690	-
Contract owners’ benefits	-	-	(339,405)	-	-	(307,610)	-
Net transfers (to) from the Company and/or Subaccounts	(244,350)	(657,963)	(15,549,503)	(280,598)	(393,042)	(1,476,957)	(42,157)
Adjustments to net assets allocated to contracts in payout period	8,196	-	(539)	-	-	19,927	4,759

Increase (decrease) in net assets resulting from Contract transactions	(236,154)	(657,963)	(15,328,068)	(280,598)	(351,365)	(1,763,949)	(37,398)

Total increase (decrease) in net assets	(1,116,811)	(882,576)	(46,263,633)	(410,549)	(991,711)	(5,855,908)	(364,652)

NET ASSETS:
Beginning of period	7,408,913	1,319,058	209,752,478	1,326,904	2,840,560	31,779,141	2,274,804

End of period	$6,292,102	$436,482	$163,488,845	$916,355	$1,848,848	$25,923,233	$1,910,153

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

96

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Franklin Small Cap Value VIP Fund, Class 2	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio, Service Shares	Invesco Oppenheimer V.I. International Growth Fund, Series I	Invesco V.I. Comstock Fund, Series I	Invesco V.I. Core Equity Fund, Series I	Invesco V.I. EQV International Equity Fund, Series I	Invesco V.I. Global Fund, Series I

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$11,523	$1,477	$(78,184)	$78,704	$2,213	$116,425	$(206,108)
Net realized gain (loss) on investments	586,325	1,109	2,016,777	382,250	504,923	1,272,345	4,688,600
Change in net unrealized appreciation (depreciation) on investments	(1,028,595)	(7,475)	(6,132,492)	(485,457)	(1,336,915)	(4,110,557)	(16,881,200)

Net increase (decrease) in net assets resulting from operations	(430,746)	(4,889)	(4,193,899)	(24,503)	(829,779)	(2,721,787)	(12,398,707)

CONTRACT TRANSACTIONS:
Contract owners’ net payments	270	-	3,569	2,104	-	180	58,328
Contract owners’ benefits	-	-	(25,938)	-	(31,343)	(105,824)	(82,772)
Net transfers (to) from the Company and/or Subaccounts	342,690	(21,273)	(488,986)	1,892,933	(46,710)	(560,271)	(1,509,639)
Adjustments to net assets allocated to contracts in payout period	5,289	-	8,134	1,890	1,291	3,688	(18,184)

Increase (decrease) in net assets resulting from Contract transactions	348,249	(21,273)	(503,222)	1,896,927	(76,762)	(662,228)	(1,552,267)

Total increase (decrease) in net assets	(82,497)	(26,162)	(4,697,120)	1,872,423	(906,541)	(3,384,015)	(13,950,974)

NET ASSETS:
Beginning of period	3,870,175	79,903	15,361,281	5,738,365	3,921,325	14,695,630	38,708,238

End of period	$3,787,678	$53,741	$10,664,161	$7,610,789	$3,014,784	$11,311,615	$24,757,264

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

97

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Invesco V.I. Growth and Income Fund, Series I	Invesco V.I. High Yield Fund, Series I	Invesco V.I. Main Street Mid Cap Fund	Invesco V.I. Main Street Small Cap Fund	Invesco V.I. Small Cap Equity Fund, Series I	Invesco V.I. Technology Fund, Series I	Janus Aspen Series Janus Henderson Flexible Bond Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$82,372	$152,661	$(5,716)	$(3,598)	$(16,909)	$(28,153)	$254,619
Net realized gain (loss) on investments	1,012,869	(19,817)	268,859	305,299	391,569	1,239,826	(14,171)
Change in net unrealized appreciation (depreciation) on investments	(1,726,133)	(575,075)	(539,624)	(711,990)	(1,063,005)	(3,328,670)	(2,676,008)

Net increase (decrease) in net assets resulting from operations	(630,892)	(442,231)	(276,481)	(410,290)	(688,345)	(2,116,996)	(2,435,560)

CONTRACT TRANSACTIONS:
Contract owners’ net payments	3,360	1,090	-	-	-	-	-
Contract owners’ benefits	(54,200)	-	-	(11,963)	-	-	(557,064)
Net transfers (to) from the Company and/or Subaccounts	(389,385)	(216,050)	(349,111)	75,056	(386,707)	(619,787)	(2,216,852)
Adjustments to net assets allocated to contracts in payout period	49,061	6,900	536	105	4,006	1,601	3,021

Increase (decrease) in net assets resulting from Contract transactions	(391,163)	(208,060)	(348,575)	63,198	(382,702)	(618,186)	(2,770,895)

Total increase (decrease) in net assets	(1,022,055)	(650,292)	(625,056)	(347,092)	(1,071,047)	(2,735,183)	(5,206,455)

NET ASSETS:
Beginning of period	9,621,592	4,442,862	2,039,187	2,442,348	3,130,528	5,551,723	18,450,356

End of period	$8,599,537	$3,792,570	$1,414,131	$2,095,257	$2,059,481	$2,816,540	$13,243,902

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

98

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Janus Aspen Series Janus Henderson Flexible Bond Portfolio, Service Shares	Janus Aspen Series Janus Henderson Overseas Portfolio, Institutional Shares	Janus Aspen Series Janus Henderson Research Portfolio, Institutional Shares	Janus Henderson Balanced Fund, Class I	Janus Henderson Global Research Fund, Class I	Janus Henderson Overseas Fund, Class S	Janus Henderson VIT Balanced Portfolio, Service Shares

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$427,912	$26,863	$(59,526)	$93,967	$38,607	$12,066	$324,889
Net realized gain (loss) on investments	227,969	32,193	1,637,817	954,892	1,759,732	59,432	7,652,586
Change in net unrealized appreciation (depreciation) on investments	(6,289,239)	(385,072)	(5,008,297)	(4,268,286)	(5,111,564)	(242,143)	(34,254,110)

Net increase (decrease) in net assets resulting from operations	(5,633,358)	(326,017)	(3,430,005)	(3,219,426)	(3,313,225)	(170,646)	(26,276,635)

CONTRACT TRANSACTIONS:
Contract owners’ net payments	5,415	-	-	500	-	2,593	10,655
Contract owners’ benefits	(149,539)	(47,536)	-	(64,548)	(8,792)	(56,635)	(708,261)
Net transfers (to) from the Company and/or Subaccounts	(3,114,226)	(215,139)	(407,848)	(1,294,712)	(764,695)	(65,615)	(11,550,641)
Adjustments to net assets allocated to contracts in payout period	28,786	2,498	1,859	(1,197)	9,093	44	116,804

Increase (decrease) in net assets resulting from Contract transactions	(3,229,564)	(260,177)	(405,988)	(1,359,958)	(764,394)	(119,614)	(12,131,443)

Total increase (decrease) in net assets	(8,862,922)	(586,194)	(3,835,993)	(4,579,384)	(4,077,619)	(290,260)	(38,408,077)

NET ASSETS:
Beginning of period	40,372,592	3,493,768	11,410,448	19,496,978	16,763,995	1,819,235	157,248,776

End of period	$31,509,670	$2,907,574	$7,574,455	$14,917,594	$12,686,376	$1,528,975	$118,840,698

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

99

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares	Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares	Lazard Retirement Emerging Markets Equity Portfolio	Lord Abbett Series Fund Short Duration Income Portfolio	LVIP Baron Growth Opportunities Fund, Service Class	LVIP Delaware SMID Cap Core Fund, Standard Class	LVIP Delaware Value Fund, Standard Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(10,944)	$(84,493)	$281,805	$50,411	$(162,729)	$(21,928)	$13,352
Net realized gain (loss) on investments	247,987	540,064	(65,749)	(115,462)	2,989,199	335,618	34,470
Change in net unrealized appreciation (depreciation) on investments	(954,506)	(7,416,829)	(2,155,041)	(122,515)	(10,739,956)	(1,595,453)	(111,623)

Net increase (decrease) in net assets resulting from operations	(717,464)	(6,961,258)	(1,938,984)	(187,565)	(7,913,486)	(1,281,763)	(63,801)

CONTRACT TRANSACTIONS:
Contract owners’ net payments	100	1,450	210	-	2,245	290	-
Contract owners’ benefits	-	-	(24,845)	-	(336,132)	(12,392)	-
Net transfers (to) from the Company and/or Subaccounts	(47,089)	(3,870,047)	(592,441)	(618,136)	(3,893,270)	(1,145,313)	(376,703)
Adjustments to net assets allocated to contracts in payout period	-	4,576	37,797	-	3,173	(50)	-

Increase (decrease) in net assets resulting from Contract transactions	(46,989)	(3,864,021)	(579,278)	(618,136)	(4,223,984)	(1,157,467)	(376,703)

Total increase (decrease) in net assets	(764,452)	(10,825,279)	(2,518,262)	(805,701)	(12,137,471)	(2,439,229)	(440,504)

NET ASSETS:
Beginning of period	1,957,694	20,983,726	12,636,961	3,199,939	30,659,393	9,404,808	1,564,276

End of period	$1,193,241	$10,158,447	$10,118,699	$2,394,238	$18,521,922	$6,965,578	$1,123,772

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

100

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	LVIP JPMorgan Core Bond Fund, Standard Class	LVIP JPMorgan Small Cap Core Fund, Standard Class	MFS Blended Research Small Cap Equity Portfolio, Initial Class	MFS Core Equity Portfolio, Service Class	MFS International Growth Portfolio, Initial Class	MFS International Intrinsic Value Portfolio, Service Class	MFS Mid Cap Value Portfolio, Initial Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$4,415	$(6,617)	$217	$(313)	$(1,053)	$(78,140)	$4,150
Net realized gain (loss) on investments	(6,912)	554,735	40,818	5,526	92,520	2,433,247	147,887
Change in net unrealized appreciation (depreciation) on investments	(51,151)	(1,245,002)	(76,755)	(16,974)	(321,974)	(13,265,447)	(273,844)

Net increase (decrease) in net assets resulting from operations	(53,648)	(696,884)	(35,720)	(11,761)	(230,507)	(10,910,340)	(121,807)

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	-	-	23,850	41,673
Contract owners’ benefits	-	(1,221)	-	-	-	(146,669)	-
Net transfers (to) from the Company and/or Subaccounts	(240,378)	(303,442)	(14,220)	(2,606)	433,075	(3,799,967)	8,096
Adjustments to net assets allocated to contracts in payout period	-	511	-	-	-	11,871	-

Increase (decrease) in net assets resulting from Contract transactions	(240,378)	(304,151)	(14,220)	(2,606)	433,075	(3,910,915)	49,768

Total increase (decrease) in net assets	(294,026)	(1,001,036)	(49,939)	(14,367)	202,567	(14,821,255)	(72,039)

NET ASSETS:
Beginning of period	631,205	3,587,738	201,765	64,982	1,238,279	46,747,340	1,152,691

End of period	$337,179	$2,586,702	$151,826	$50,615	$1,440,846	$31,926,085	$1,080,652

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

101

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	MFS Utilities Series, Service Class	Morgan Stanley VIF U.S. Real Estate Portfolio, Class I	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class S	Neuberger Berman AMT Sustainable Equity Portfolio, Class S	NVIT Mid Cap Index Fund, Class II	PIMCO Commodity RealReturn Strategy Portfolio, Admin Class	PIMCO Emerging Markets Bond Portfolio, Admin Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$127,817	$11,550	$(3,321)	$(2,764)	$55,194	$821,704	$27,595
Net realized gain (loss) on investments	522,729	628,764	104,424	72,043	5,112,161	232,014	(62,930)
Change in net unrealized appreciation (depreciation) on investments	(732,038)	(1,699,165)	(182,950)	(237,409)	(8,434,094)	(868,617)	(90,051)

Net increase (decrease) in net assets resulting from operations	(81,492)	(1,058,851)	(81,846)	(168,130)	(3,266,739)	185,102	(125,386)

CONTRACT TRANSACTIONS:
Contract owners’ net payments	6,509	120	-	-	16,300	100	5
Contract owners’ benefits	(154,057)	(47,781)	-	-	(259,957)	-	-
Net transfers (to) from the Company and/or Subaccounts	1,679,726	(327,354)	7,138	17	(704,518)	959,443	48,138
Adjustments to net assets allocated to contracts in payout period	25,183	(6,587)	402	-	40,765	282	-

Increase (decrease) in net assets resulting from Contract transactions	1,557,361	(381,601)	7,540	17	(907,410)	959,825	48,143

Total increase (decrease) in net assets	1,475,869	(1,440,452)	(74,306)	(168,113)	(4,174,149)	1,144,927	(77,243)

NET ASSETS:
Beginning of period	6,737,811	4,139,800	735,483	882,542	23,139,219	2,442,621	760,319

End of period	$8,213,679	$2,699,348	$661,177	$714,429	$18,965,071	$3,587,548	$683,076

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

102

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	PIMCO High Yield Portfolio, Admin Class	PIMCO Low Duration Portfolio, Admin Class	PIMCO Real Return Portfolio, Admin Class	PIMCO Total Return Portfolio, Admin Class	Pioneer Bond VCT Portfolio	Pioneer Fund VCT Portfolio, Class I	Pioneer Mid Cap Value VCT Portfolio, Class II

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,205,111	$614,203	$244,430	$2,240,000	$26,028	$(4,831)	$8,857
Net realized gain (loss) on investments	(691,745)	(697,010)	(53,938)	(2,394,882)	(3,376)	732,136	575,980
Change in net unrealized appreciation (depreciation) on investments	(4,308,452)	(4,494,209)	(791,322)	(20,023,448)	(260,101)	(1,782,786)	(687,147)

Net increase (decrease) in net assets resulting from operations	(3,795,086)	(4,577,016)	(600,830)	(20,178,330)	(237,449)	(1,055,481)	(102,310)

CONTRACT TRANSACTIONS:
Contract owners’ net payments	9,004	30,229	300	33,254	-	6,120	685
Contract owners’ benefits	(183,111)	(313,146)	(95,266)	(1,414,656)	-	(77,154)	-
Net transfers (to) from the Company and/or Subaccounts	(8,643,079)	(9,883,893)	(21,127)	(11,211,574)	(338,747)	(111,917)	202,109
Adjustments to net assets allocated to contracts in payout period	40,746	19,240	1,103	64,254	-	(8,507)	3,598

Increase (decrease) in net assets resulting from Contract transactions	(8,776,440)	(10,147,570)	(114,990)	(12,528,722)	(338,747)	(191,458)	206,392

Total increase (decrease) in net assets	(12,571,525)	(14,724,586)	(715,820)	(32,707,052)	(576,197)	(1,246,939)	104,082

NET ASSETS:
Beginning of period	37,942,357	75,872,110	3,793,885	139,409,664	1,878,637	5,330,261	1,526,945

End of period	$25,370,832	$61,147,524	$3,078,064	$106,702,613	$1,302,440	$4,083,321	$1,631,027

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

103

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Pioneer Select Mid Cap Growth VCT Portfolio, Class I	Prudential Series Fund Equity Portfolio, Class II	Prudential Series Fund Natural Resources Portfolio, Class II	Putnam VT Core Equity Fund, Class IA	Putnam VT Global Asset Allocation Fund, Class IA	Putnam VT Global Health Care Fund, Class IB	Putnam VT Income Fund, Class IA

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(48,018)	$(13,207)	$(3,223)	$8,550	$7,742	$(16,555)	$276,427
Net realized gain (loss) on investments	968,148	24,074	(8,693)	261,635	74,449	488,834	(180,432)
Change in net unrealized appreciation (depreciation) on investments	(3,497,030)	(561,867)	102,028	(495,024)	(241,685)	(771,560)	(939,816)

Net increase (decrease) in net assets resulting from operations	(2,576,901)	(551,000)	90,112	(224,839)	(159,494)	(299,281)	(843,821)

CONTRACT TRANSACTIONS:
Contract owners’ net payments	1,500	-	-	-	-	3,960	-
Contract owners’ benefits	-	-	-	-	-	(1,947)	-
Net transfers (to) from the Company and/or Subaccounts	(485,022)	(30,159)	(137,703)	174,151	(43,183)	(428,824)	(536,196)
Adjustments to net assets allocated to contracts in payout period	(59)	(504)	-	-	-	1,702	-

Increase (decrease) in net assets resulting from Contract transactions	(483,580)	(30,663)	(137,703)	174,151	(43,183)	(425,109)	(536,196)

Total increase (decrease) in net assets	(3,060,481)	(581,663)	(47,591)	(50,689)	(202,677)	(724,390)	(1,380,018)

NET ASSETS:
Beginning of period	8,305,812	2,138,412	511,460	1,550,021	973,089	5,162,806	6,332,489

End of period	$5,245,331	$1,556,749	$463,870	$1,499,332	$770,412	$4,438,415	$4,952,472

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

104

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Putnam VT International Equity Fund, Class IA	Putnam VT International Value Fund, Class IA	Putnam VT Large Cap Value Fund, Class IB	Putnam VT Mortgage Securities Fund	Putnam VT Small Cap Value Fund, Class IA	Royce Capital Fund Small Cap Portfolio, Service Class	Schwab Government Money Market Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$14,883	$13,474	$109,058	$289,483	$(9)	$(19,558)	$1,248,531
Net realized gain (loss) on investments	146,478	72,891	1,833,033	(323,041)	(5,259)	(2,460)	29
Change in net unrealized appreciation (depreciation) on investments	(388,188)	(157,805)	(2,585,457)	(333,952)	(36,987)	(318,110)	(63)

Net increase (decrease) in net assets resulting from operations	(226,828)	(71,441)	(643,366)	(367,510)	(42,255)	(340,127)	1,248,498

CONTRACT TRANSACTIONS:
Contract owners’ net payments	960	5	1,000	-	-	-	259,642
Contract owners’ benefits	-	(97,797)	(117,063)	(21,069)	-	(3,782)	(14,265,486)
Net transfers (to) from the Company and/or Subaccounts	43,464	7,136	53,530	(870,221)	71,070	(319,455)	41,693,211
Adjustments to net assets allocated to contracts in payout period	-	-	(24,228)	1,446	-	647	(18,615)

Increase (decrease) in net assets resulting from Contract transactions	44,424	(90,656)	(86,761)	(889,844)	71,070	(322,590)	27,668,751

Total increase (decrease) in net assets	(182,404)	(162,097)	(730,127)	(1,257,354)	28,815	(662,717)	28,917,249

NET ASSETS:
Beginning of period	1,481,583	1,218,647	17,294,105	3,909,343	163,209	3,456,333	142,709,127

End of period	$1,299,180	$1,056,550	$16,563,978	$2,651,989	$192,024	$2,793,616	$171,626,376

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

105

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Schwab S&P 500 Index Fund	Schwab VIT Balanced Portfolio	Schwab VIT Balanced with Growth Portfolio	Schwab VIT Growth Portfolio	T. Rowe Price Health Sciences Portfolio	T. Rowe Price Health Sciences Portfolio, Class II	Templeton Foreign VIP Fund, Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,744,432	$37,887	$55,668	$7,479	$(10,020)	$(29,630)	$134,520
Net realized gain (loss) on investments	33,727,685	104,792	140,405	174,432	46,358	(123,657)	(140,413)
Change in net unrealized appreciation (depreciation) on investments	(147,457,691)	(813,581)	(1,209,334)	(465,568)	(263,125)	(602,454)	(502,640)

Net increase (decrease) in net assets resulting from operations	(110,985,574)	(670,902)	(1,013,262)	(283,657)	(226,787)	(755,741)	(508,533)

CONTRACT TRANSACTIONS:
Contract owners’ net payments	2,521,426	-	-	-	11,000	350	1,049
Contract owners’ benefits	(3,865,682)	-	-	-	-	(35,620)	-
Net transfers (to) from the Company and/or Subaccounts	(35,899,050)	(524,599)	(315,316)	(1,011,843)	(26,586)	234,620	(376,153)
Adjustments to net assets allocated to contracts in payout period	(1,070,129)	-	-	-	-	4,180	3,871

Increase (decrease) in net assets resulting from Contract transactions	(38,313,434)	(524,599)	(315,316)	(1,011,843)	(15,586)	203,530	(371,234)

Total increase (decrease) in net assets	(149,299,008)	(1,195,501)	(1,328,578)	(1,295,500)	(242,373)	(552,212)	(879,767)

NET ASSETS:
Beginning of period	615,857,060	4,714,108	6,292,144	2,097,592	1,753,341	5,015,697	6,474,405

End of period	$466,558,052	$3,518,607	$4,963,566	$802,093	$1,510,968	$4,463,486	$5,594,638

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

106

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Templeton Global Bond VIP Fund, Class 2	Third Avenue Value Fund	Touchstone Common Stock Fund, Service Class	Touchstone VST Bond Fund	Touchstone VST Common Stock Fund	Touchstone VST Small Company Fund	VanEck VIP Global Resources Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(54,991)	$10,256	$(21,706)	$83,934	$(31,229)	$(38,810)	$34,234
Net realized gain (loss) on investments	(282,660)	41,091	759,066	4,509	1,401,829	1,694,371	670,326
Change in net unrealized appreciation (depreciation) on investments	(138,653)	133,650	(1,799,000)	(1,138,912)	(3,422,748)	(2,670,156)	(491,589)

Net increase (decrease) in net assets resulting from operations	(476,305)	184,998	(1,061,641)	(1,050,469)	(2,052,148)	(1,014,596)	212,971

CONTRACT TRANSACTIONS:
Contract owners’ net payments	16,639	-	180	1,370	180	3,300	435
Contract owners’ benefits	(19,123)	(10,801)	(63,498)	-	-	(14,745)	-
Net transfers (to) from the Company and/or Subaccounts	(306,414)	(119,849)	(548,009)	(266,135)	(389,194)	(492,174)	113,647
Adjustments to net assets allocated to contracts in payout period	3,053	1,972	(15,570)	(6,399)	13,846	5,762	21,371

Increase (decrease) in net assets resulting from Contract transactions	(305,845)	(128,678)	(626,897)	(271,163)	(375,168)	(497,857)	135,453

Total increase (decrease) in net assets	(782,150)	56,320	(1,688,537)	(1,321,632)	(2,427,316)	(1,512,452)	348,424

NET ASSETS:
Beginning of period	8,555,054	1,301,882	5,824,276	7,232,291	11,323,415	6,976,374	4,696,465

End of period	$7,772,904	$1,358,202	$4,135,739	$5,910,659	$8,896,099	$5,463,922	$5,044,889

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

107

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	VanEck VIP Unconstrained Emerging Markets Bond Fund, Class I	Vanguard VIF Capital Growth Portfolio	Vanguard VIF Diversified Value Portfolio	Vanguard VIF Mid- Cap Index Portfolio	Vanguard VIF Real Estate Index Portfolio	Vanguard VIF Small Company Growth Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$109,495	$14,866	$30,573	$51,261	$53,809	$(8,688)
Net realized gain (loss) on investments	(52,126)	675,230	743,570	1,253,601	837,341	708,646
Change in net unrealized appreciation (depreciation) on investments	(309,848)	(1,676,154)	(1,549,834)	(3,676,810)	(2,489,697)	(1,548,760)

Net increase (decrease) in net assets resulting from operations	(252,479)	(986,057)	(775,691)	(2,371,948)	(1,598,547)	(848,802)

CONTRACT TRANSACTIONS:
Contract owners’ net payments	500	-	-	28,939	3,811	-
Contract owners’ benefits	(11,567)	-	(16,740)	(36,772)	(27,484)	(5,458)
Net transfers (to) from the Company and/or Subaccounts	23,072	(570,259)	(694,324)	(807,075)	(2,310,076)	(243,564)
Adjustments to net assets allocated to contracts in payout period	(311)	454	415	253	370	103

Increase (decrease) in net assets resulting from Contract transactions	11,694	(569,805)	(710,648)	(814,655)	(2,333,379)	(248,920)

Total increase (decrease) in net assets	(240,785)	(1,555,862)	(1,486,339)	(3,186,603)	(3,931,925)	(1,097,722)

NET ASSETS:
Beginning of period	3,285,376	6,556,544	6,915,208	12,776,088	7,878,012	3,399,140

End of period	$3,044,591	$5,000,682	$5,428,868	$9,589,486	$3,946,087	$2,301,418

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

108

VARIABLE ANNUITY-1 SERIES ACCOUNT

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2023

1.	ORGANIZATION

Effective August 1, 2022, Great West Life & Annuity Insurance Company is now known as Empower Annuity Insurance Company of America (the Company). The Variable Annuity-1 Series Account (the Separate Account), a separate account of the Company, is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the Colorado Division of Insurance.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account’s assets applicable to the variable annuity contracts (the “Contracts”) is not chargeable with liabilities arising out of any other business the Company may conduct.

The Separate Account is a funding vehicle for individual variable annuity Contracts; it consists of a number of subaccounts (the “Subaccounts”), also commonly referred to as investment divisions or funds, each of which is treated as an individual accounting entity for financial reporting purposes. The Separate Account’s value at any time is allocated among Contract owners based on the number and value of their accumulation units representing their interest in the Separate Account; all of the investible assets of the Separate Account are invested in the corresponding mutual funds.

If available under their Contract for investment, Contract owners may allocate some or all of the applicable net contributions or transfer some or all of the Contract value to the Company’s guaranteed account, which is not included in these financial statements. The assets of the Company support its insurance and annuity obligations and are subject to the Company’s general liabilities from business operations.

Contract owners’ net contributions are allocated to the Subaccounts in accordance with Contract owner instructions and are recorded as Contract owners’ net payments in the Statements of Changes in Net Assets. Such amounts are used to provide account funds to pay Contract values under the Contracts.

The following is a list of the variable annuity products funded by the Separate Account:

Schwab Advisor

Schwab Choice

Schwab OneSource

Schwab Select

For the periods or years ended December 31, 2023 and 2022, the Separate Account was invested in up to 160 Subaccounts, as follows:

AB VPS Discovery Value Portfolio, Class A

AB VPS International Value Portfolio, Class A

AB VPS Large Cap Growth Portfolio, Class A

AB VPS Relative Value Portfolio, Class A

AB VPS Sustainable International Thematic Portfolio, Class A

Alger Balanced Portfolio, Class I-2

Alger Capital Appreciation Portfolio, Class I-2

Alger Large Cap Growth Portfolio, Class I-2

Alger Mid Cap Growth Portfolio, Class I-2

Allspring VT Discovery All Cap Growth Fund, Class 2

Allspring VT Discovery SMID Cap Growth Fund, Class 2

Allspring VT Opportunity Fund, Class 2

ALPS Global Opportunity Portfolio, Class I

109

American Century Investments VP Balanced Fund, Class I

American Century Investments VP Disciplined Core Value Fund, Class I

American Century Investments VP International Fund, Class I

American Century Investments VP Mid Cap Value Fund, Class II

American Century Investments VP Value Fund, Class I

American Funds IS Capital World Bond Fund, Class 2

American Funds IS Global Growth Fund, Class 1

American Funds IS Global Small Capitalization Fund, Class 2

American Funds IS Growth-Income Fund, Class 4

American Funds IS International Fund, Class 2

American Funds IS New World Fund, Class 2

American Funds IS The Bond Fund of America, Class 2

BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III

BlackRock Global Allocation V.I. Fund, Class I

BNY Mellon IP MidCap Stock Portfolio, Initial Shares

BNY Mellon VIF Appreciation Portfolio, Initial Shares

BNY Mellon VIF Growth and Income Portfolio, Initial Shares

BNY Mellon VIF Opportunistic Small Cap Portfolio, Initial Shares

ClearBridge Variable Large Cap Growth Portfolio, Class I

ClearBridge Variable Mid Cap Portfolio, Class I

ClearBridge Variable Small Cap Growth Portfolio, Class I

Columbia VP Emerging Markets Fund, Class 2

Columbia VP Large Cap Growth Fund, Class 2

Columbia VP Seligman Global Technology Fund, Class 2

Columbia VP Small Cap Value Fund, Class 2

Delaware Ivy VIP International Core Equity, Class II

Delaware VIP Emerging Markets, Standard Class

Delaware VIP International Series, Standard Class

Delaware VIP Small Cap Value Series, Standard Class

Dimensional VA US Targeted Value Portfolio

DWS Capital Growth VIP, Class A

DWS Core Equity VIP, Class A

DWS CROCI U.S. VIP, Class A

DWS Global Small Cap VIP, Class A

DWS Small Cap Index VIP, Class A

DWS Small Mid Cap Growth VIP, Class A

DWS Small Mid Cap Value VIP, Class A

Empower Aggressive Profile Fund, Investor Class(a)

Empower Ariel Mid Cap Value Fund, Investor Class(a)

Empower Bond Index Fund, Investor Class(a)

Empower Conservative Profile Fund, Investor Class(a)

Empower International Index Fund, Investor Class(a)

Empower International Value Fund, Investor Class(a)

Empower Lifetime 2015 Fund, Investor Class(a)

Empower Lifetime 2020 Fund, Investor Class(a)

Empower Lifetime 2025 Fund, Investor Class(a)

Empower Lifetime 2030 Fund, Investor Class(a)

Empower Lifetime 2035 Fund, Investor Class(a)

Empower Lifetime 2040 Fund, Investor Class(a)

Empower Lifetime 2045 Fund, Investor Class(a)

Empower Lifetime 2050 Fund, Investor Class(a)

Empower Lifetime 2055 Fund, Investor Class(a)

Empower Lifetime 2060 Fund, Investor Class(a)

Empower Mid Cap Value Fund, Investor Class(a)

Empower Moderate Profile Fund, Investor Class(a)

Empower Moderately Aggressive Profile Fund, Investor Class(a)

110

Empower Moderately Conservative Profile Fund, Investor Class(a)

Empower Multi-Sector Bond Fund, Investor Class(a)

Empower Real Estate Index Fund, Investor Class(a)

Empower SecureFoundation Balanced Fund, Investor Class(a)

Empower Small Cap Value Fund, Investor Class(a)

Empower T. Rowe Price Mid Cap Growth Fund, Investor Class(a)

Federated Hermes Fund for U.S. Government Securities II

Federated Hermes Managed Volatility Fund II

Franklin Small Cap Value VIP Fund, Class 2

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio, Service Shares

Invesco Oppenheimer V.I. International Growth Fund, Series I

Invesco V.I. Comstock Fund, Series I

Invesco V.I. Core Equity Fund, Series I

Invesco V.I. EQV International Equity Fund, Series I

Invesco V.I. Global Fund, Series I

Invesco V.I. Growth and Income Fund, Series I

Invesco V.I. High Yield Fund, Series I

Invesco V.I. Main Street Mid Cap Fund

Invesco V.I. Main Street Small Cap Fund

Invesco V.I. Small Cap Equity Fund, Series I

Invesco V.I. Technology Fund, Series I

Janus Aspen Series Janus Henderson Flexible Bond Portfolio

Janus Aspen Series Janus Henderson Flexible Bond Portfolio, Service Shares

Janus Aspen Series Janus Henderson Overseas Portfolio, Institutional Shares

Janus Aspen Series Janus Henderson Research Portfolio, Institutional Shares

Janus Henderson Balanced Fund, Class I

Janus Henderson Global Research Fund, Class I

Janus Henderson Overseas Fund, Class S

Janus Henderson VIT Balanced Portfolio, Service Shares

Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares

Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares

Lazard Retirement Emerging Markets Equity Portfolio

Lord Abbett Series Fund Short Duration Income Portfolio

LVIP Baron Growth Opportunities Fund, Service Class

LVIP Delaware SMID Cap Core Fund, Standard Class

LVIP Delaware Value Fund, Standard Class

LVIP JPMorgan Core Bond Fund, Standard Class

LVIP JPMorgan Small Cap Core Fund, Standard Class

MFS Blended Research Small Cap Equity Portfolio, Initial Class

MFS Core Equity Portfolio, Service Class

MFS International Growth Portfolio, Initial Class

MFS International Intrinsic Value Portfolio, Service Class

MFS Mid Cap Value Portfolio, Initial Class

MFS Utilities Series, Service Class

Morgan Stanley VIF U.S. Real Estate Portfolio, Class I

Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class S

Neuberger Berman AMT Sustainable Equity Portfolio, Class S

NVIT Mid Cap Index Fund, Class II

PIMCO Commodity RealReturn Strategy Portfolio, Admin Class

PIMCO Emerging Markets Bond Portfolio, Admin Class

PIMCO High Yield Portfolio, Admin Class

PIMCO Low Duration Portfolio, Admin Class

PIMCO Real Return Portfolio, Admin Class

PIMCO Total Return Portfolio, Admin Class

Pioneer Bond VCT Portfolio

Pioneer Fund VCT Portfolio, Class I

111

Pioneer Mid Cap Value VCT Portfolio, Class II

Pioneer Select Mid Cap Growth VCT Portfolio, Class I

Prudential Series Fund Equity Portfolio, Class II

Prudential Series Fund Natural Resources Portfolio, Class II

Putnam VT Core Equity Fund, Class IA

Putnam VT Global Asset Allocation Fund, Class IA

Putnam VT Global Health Care Fund, Class IB

Putnam VT Income Fund, Class IA

Putnam VT International Equity Fund, Class IA

Putnam VT International Value Fund, Class IA

Putnam VT Large Cap Value Fund, Class IB

Putnam VT Mortgage Securities Fund

Putnam VT Small Cap Value Fund, Class IA

Royce Capital Fund Small Cap Portfolio, Service Class

Schwab Government Money Market Portfolio

Schwab S&P 500 Index Fund

Schwab VIT Balanced Portfolio

Schwab VIT Balanced with Growth Portfolio

Schwab VIT Growth Portfolio

T. Rowe Price Health Sciences Portfolio

T. Rowe Price Health Sciences Portfolio, Class II

Templeton Foreign VIP Fund, Class 2

Templeton Global Bond VIP Fund, Class 2

Third Avenue Value Fund

Touchstone Common Stock Fund, Service Class

Touchstone VST Bond Fund

Touchstone VST Common Stock Fund

Touchstone VST Small Company Fund

VanEck VIP Global Resources Fund

VanEck VIP Unconstrained Emerging Markets Bond Fund, Class I

Vanguard VIF Capital Growth Portfolio

Vanguard VIF Diversified Value Portfolio

Vanguard VIF Mid-Cap Index Portfolio

Vanguard VIF Real Estate Index Portfolio

Vanguard VIF Small Company Growth Portfolio

(a) See Subaccount Changes table below

Subaccount Changes:

During 2022, the following Subaccount(s) changed their names:

Previous Name	New Name	Date of Change
Great-West Aggressive Profile Fund, Investor Class	Empower Aggressive Profile Fund, Investor Class	August 1, 2022
Great-West Ariel Mid Cap Value Fund, Investor Class	Empower Ariel Mid Cap Value Fund, Investor Class	August 1, 2022
Great-West Bond Index Fund, Investor Class	Empower Bond Index Fund, Investor Class	August 1, 2022
Great-West Conservative Profile Fund, Investor Class	Empower Conservative Profile Fund, Investor Class	August 1, 2022
Great-West International Index Fund, Investor Class	Empower International Index Fund, Investor Class	August 1, 2022
Great-West International Value Fund, Investor Class	Empower International Value Fund, Investor Class	August 1, 2022
112

Great-West Lifetime 2015 Fund, Investor Class	Empower Lifetime 2015 Fund, Investor Class	August 1, 2022
Great-West Lifetime 2020 Fund, Investor Class	Empower Lifetime 2020 Fund, Investor Class	August 1, 2022
Great-West Lifetime 2025 Fund, Investor Class	Empower Lifetime 2025 Fund, Investor Class	August 1, 2022
Great-West Lifetime 2030 Fund, Investor Class	Empower Lifetime 2030 Fund, Investor Class	August 1, 2022
Great-West Lifetime 2035 Fund, Investor Class	Empower Lifetime 2035 Fund, Investor Class	August 1, 2022
Great-West Lifetime 2040 Fund, Investor Class	Empower Lifetime 2040 Fund, Investor Class	August 1, 2022
Great-West Lifetime 2045 Fund, Investor Class	Empower Lifetime 2045 Fund, Investor Class	August 1, 2022
Great-West Lifetime 2050 Fund, Investor Class	Empower Lifetime 2050 Fund, Investor Class	August 1, 2022
Great-West Lifetime 2055 Fund, Investor Class	Empower Lifetime 2055 Fund, Investor Class	August 1, 2022
Great-West Lifetime 2060 Fund, Investor Class	Empower Lifetime 2060 Fund, Investor Class	August 1, 2022
Great-West Mid Cap Value Fund, Investor Class	Empower Mid Cap Value Fund, Investor Class	August 1, 2022
Great-West Moderate Profile Fund, Investor Class	Empower Moderate Profile Fund, Investor Class	August 1, 2022
Great-West Moderately Aggressive Profile Fund, Investor Class	Empower Moderately Aggressive Profile Fund, Investor Class	August 1, 2022
Great-West Moderately Conservative Profile Fund, Investor Class	Empower Moderately Conservative Profile Fund, Investor Class	August 1, 2022
Great-West Multi-Sector Bond Fund, Investor Class	Empower Multi-Sector Bond Fund, Investor Class	August 1, 2022
Great-West Real Estate Index Fund, Investor Class	Empower Real Estate Index Fund, Investor Class	August 1, 2022
Great-West SecureFoundation Balanced Fund, Investor Class	Empower SecureFoundation Balanced Fund, Investor Class	August 1, 2022
Great-West Small Cap Value Fund, Investor Class	Empower Small Cap Value Fund, Investor Class	August 1, 2022
Great-West T. Rowe Price Mid Cap Growth Fund, Investor Class	Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	August 1, 2022

The Separate Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies”.

113

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the Separate Account.

Investment valuation

Investments are made and measured in shares and are presented net of management fees and other operating expenses incurred by the Subaccounts. The investments are valued at the net asset values of the mutual funds, which value their investment securities at fair value. Transactions with the mutual funds are recognized on the trade date.

The Separate Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Separate Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the Subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective Subaccounts.

Receivables and payables from (to) the Contracts and the fund manager

Receivables and payables from (to) the Contracts and the fund manager include trading activity initiated at the Contract level from the last business day of the year that has not yet been settled with the fund manager.

Receivables and payables from (to) the Company

Receivables and payables from (to) the Company include accruals for the variance between investments and reserves applicable to the Subaccount.

Contracts in the annuity period

Net assets allocated to Contracts in the annuity period are computed according to the Annuity 2000 Mortality Table with an assumed investment return of 5%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company for the calculated or excess differential. Any adjustments to these amounts are reflected in Adjustments to net assets allocated to contracts in the payout period on the Statements of Changes in Net Assets of the applicable Subaccounts.

Dividend income and capital gain distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the mutual funds. Ordinary dividend and capital gain distributions are recognized within net investment income and net realized gains, respectively, as recorded in the financial statements of the Subaccounts.

114

Net realized gains and losses

Net realized gains and losses on investments include gains and losses on redemptions of the Subaccounts’ shares (determined for each product using the first-in-first-out (FIFO) basis) and capital gain distributions from the mutual funds.

Net transfers (to) from the Company and/or Subaccounts

Net transfers (to) from the Company and/or Subaccounts include transfers between the Subaccounts of the Separate Account as well as transfers between the Separate Account and the Company.

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the Contracts, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2023. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the Contracts.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from the estimates reported in the accompanying financial statements.

Risks and uncertainties

The Separate Account provides for various investment options in any combination of Subaccounts, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities, of operations and of changes in net assets. Accordingly, these financial statements should be read in conjunction with the financial statements and footnotes of the underlying Subaccounts identified in Note 1.

115

3.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2023 were as follows:

Subaccount	Purchases	Sales
AB VPS Discovery Value Portfolio, Class A	$821,656	$1,040,207
AB VPS International Value Portfolio, Class A	11,104	332,577
AB VPS Large Cap Growth Portfolio, Class A	3,561,500	2,627,982
AB VPS Relative Value Portfolio, Class A	3,585,679	1,564,467
AB VPS Sustainable International Thematic Portfolio, Class A	273,003	550,080
Alger Balanced Portfolio, Class I-2	17,078	100,119
Alger Capital Appreciation Portfolio, Class I-2	2,465,910	1,450,086
Alger Large Cap Growth Portfolio, Class I-2	774,664	2,795,985
Alger Mid Cap Growth Portfolio, Class I-2	42,516	558,449
Allspring VT Discovery All Cap Growth Fund, Class 2	297,738	523,548
Allspring VT Discovery SMID Cap Growth Fund, Class 2	596,374	1,696,316
Allspring VT Opportunity Fund, Class 2	555,457	790,668
ALPS Global Opportunity Portfolio, Class I	155,572	56,003
American Century Investments VP Balanced Fund, Class I	731,845	3,495,791
American Century Investments VP Disciplined Core Value Fund, Class I	1,175,183	2,322,590
American Century Investments VP International Fund, Class I	1,406,255	2,172,917
American Century Investments VP Mid Cap Value Fund, Class II	2,567,537	1,883,129
American Century Investments VP Value Fund, Class I	5,232,956	5,287,410
American Funds IS Capital World Bond Fund, Class 2	206,489	26,072
American Funds IS Global Growth Fund, Class 1	184,252	371,622
American Funds IS Global Small Capitalization Fund, Class 2	97,195	39,327
American Funds IS Growth-Income Fund, Class 4	3,920,594	1,236,031
American Funds IS International Fund, Class 2	166,624	898,292
American Funds IS New World Fund, Class 2	236,399	495,942
American Funds IS The Bond Fund of America, Class 2	1,442,557	636,782
BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	71,550	92,772
BlackRock Global Allocation V.I. Fund, Class I	364,369	840,685
BNY Mellon IP MidCap Stock Portfolio, Initial Shares	172,204	316,017
BNY Mellon VIF Appreciation Portfolio, Initial Shares	1,005,849	1,081,420
BNY Mellon VIF Growth and Income Portfolio, Initial Shares	821,271	1,340,778
BNY Mellon VIF Opportunistic Small Cap Portfolio, Initial Shares	14,232	308,271
ClearBridge Variable Large Cap Growth Portfolio, Class I	4,324,026	3,562,764
ClearBridge Variable Mid Cap Portfolio, Class I	277,448	266,451
ClearBridge Variable Small Cap Growth Portfolio, Class I	239,333	335,919
Columbia VP Emerging Markets Fund, Class 2	432,869	324,324
Columbia VP Large Cap Growth Fund, Class 2	2,870,424	2,066,500
Columbia VP Seligman Global Technology Fund, Class 2	3,344,799	3,274,681
Columbia VP Small Cap Value Fund, Class 2	1,526,423	927,136
Delaware Ivy VIP International Core Equity, Class II	33,300	226,489
Delaware VIP Emerging Markets, Standard Class	991,778	1,617,237
Delaware VIP International Series, Standard Class	645,972	656,431
Delaware VIP Small Cap Value Series, Standard Class	1,611,690	2,088,249
Dimensional VA US Targeted Value Portfolio	249,775	387,739
DWS Capital Growth VIP, Class A	2,293,224	3,476,368
DWS Core Equity VIP, Class A	2,771,623	958,505

116

Subaccount	Purchases	Sales
DWS CROCI U.S. VIP, Class A	$118,225	$340,039
DWS Global Small Cap VIP, Class A	50,482	263,342
DWS Small Cap Index VIP, Class A	3,110,952	5,145,548
DWS Small Mid Cap Growth VIP, Class A	207,667	299,366
DWS Small Mid Cap Value VIP, Class A	387,540	144,695
Empower Aggressive Profile Fund, Investor Class	11,194	6,849
Empower Ariel Mid Cap Value Fund, Investor Class	7,819	99,237
Empower Bond Index Fund, Investor Class	770,450	1,895,355
Empower Conservative Profile Fund, Investor Class	547,553	2,457,619
Empower International Index Fund, Investor Class	400,619	706,949
Empower International Value Fund, Investor Class	94,265	89,547
Empower Lifetime 2015 Fund, Investor Class	9,200	1,619
Empower Lifetime 2020 Fund, Investor Class	28,338	4,460
Empower Lifetime 2025 Fund, Investor Class	100,116	169,892
Empower Lifetime 2030 Fund, Investor Class	69,410	76,377
Empower Lifetime 2035 Fund, Investor Class	8,020	1,125
Empower Lifetime 2040 Fund, Investor Class	1,271	147
Empower Lifetime 2045 Fund, Investor Class	4,995	670
Empower Lifetime 2050 Fund, Investor Class	3,383	299
Empower Lifetime 2055 Fund, Investor Class	22,189	19,730
Empower Lifetime 2060 Fund, Investor Class	72,963	237
Empower Mid Cap Value Fund, Investor Class	71,829	117,804
Empower Moderate Profile Fund, Investor Class	820,381	481,291
Empower Moderately Aggressive Profile Fund, Investor Class	224,466	509,249
Empower Moderately Conservative Profile Fund, Investor Class	277,678	948,105
Empower Multi-Sector Bond Fund, Investor Class	371,179	797,421
Empower Real Estate Index Fund, Investor Class	266,328	393,371
Empower SecureFoundation Balanced Fund, Investor Class	8,415,630	21,750,670
Empower Small Cap Value Fund, Investor Class	101,384	158,380
Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	294,925	538,042
Federated Hermes Fund for U.S. Government Securities II	1,700,654	6,805,466
Federated Hermes Managed Volatility Fund II	35,713	205,181
Franklin Small Cap Value VIP Fund, Class 2	1,061,721	892,093
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio, Service Shares	3,664	348
Invesco Oppenheimer V.I. International Growth Fund, Series I	465,306	2,141,300
Invesco V.I. Comstock Fund, Series I	1,483,616	2,249,901
Invesco V.I. Core Equity Fund, Series I	102,595	166,848
Invesco V.I. EQV International Equity Fund, Series I	439,812	1,690,067
Invesco V.I. Global Fund, Series I	5,743,995	4,864,689
Invesco V.I. Growth and Income Fund, Series I	1,696,398	1,304,873
Invesco V.I. High Yield Fund, Series I	673,457	508,700
Invesco V.I. Main Street Mid Cap Fund	15,044	258,164
Invesco V.I. Main Street Small Cap Fund	704,147	1,067,574
Invesco V.I. Small Cap Equity Fund, Series I	288,319	398,725
Invesco V.I. Technology Fund, Series I	509,176	598,899
Janus Aspen Series Janus Henderson Flexible Bond Portfolio	1,785,890	1,341,782
Janus Aspen Series Janus Henderson Flexible Bond Portfolio, Service Shares	3,850,047	3,388,679
Janus Aspen Series Janus Henderson Overseas Portfolio, Institutional Shares	44,670	205,846
Janus Aspen Series Janus Henderson Research Portfolio, Institutional Shares	23,039	678,896

117

Subaccount	Purchases	Sales
Janus Henderson Balanced Fund, Class I	$909,803	$1,864,153
Janus Henderson Global Research Fund, Class I	722,219	1,591,237
Janus Henderson Overseas Fund, Class S	344,622	560,510
Janus Henderson VIT Balanced Portfolio, Service Shares	4,199,408	10,670,287
Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares	209,996	546,770
Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares	4,310,986	4,170,813
Lazard Retirement Emerging Markets Equity Portfolio	1,082,395	1,731,302
Lord Abbett Series Fund Short Duration Income Portfolio	959,447	190,479
LVIP Baron Growth Opportunities Fund, Service Class	637,701	2,100,875
LVIP Delaware SMID Cap Core Fund, Standard Class	565,974	1,148,645
LVIP Delaware Value Fund, Standard Class	145,898	199,524
LVIP JPMorgan Core Bond Fund, Standard Class	1,291,579	704,018
LVIP JPMorgan Small Cap Core Fund, Standard Class	359,923	197,480
MFS Blended Research Small Cap Equity Portfolio, Initial Class	108,124	1,103
MFS Core Equity Portfolio, Service Class	10,894	685
MFS International Growth Portfolio, Initial Class	319,038	158,048
MFS International Intrinsic Value Portfolio, Service Class	4,367,953	3,760,114
MFS Mid Cap Value Portfolio, Initial Class	84,614	302,391
MFS Utilities Series, Service Class	1,305,540	2,972,128
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I	92,958	425,810
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class S	31,501	85,333
Neuberger Berman AMT Sustainable Equity Portfolio, Class S	11,070	161,195
NVIT Mid Cap Index Fund, Class II	3,685,745	3,380,593
PIMCO Commodity RealReturn Strategy Portfolio, Admin Class	994,331	1,182,104
PIMCO Emerging Markets Bond Portfolio, Admin Class	353,502	361,486
PIMCO High Yield Portfolio, Admin Class	2,095,766	6,057,744
PIMCO Low Duration Portfolio, Admin Class	6,781,701	10,156,083
PIMCO Real Return Portfolio, Admin Class	260,175	400,229
PIMCO Total Return Portfolio, Admin Class	9,478,614	9,952,789
Pioneer Bond VCT Portfolio	552,497	175,162
Pioneer Fund VCT Portfolio, Class I	2,824,782	3,209,129
Pioneer Mid Cap Value VCT Portfolio, Class II	320,849	251,835
Pioneer Select Mid Cap Growth VCT Portfolio, Class I	624,797	1,247,119
Prudential Series Fund Equity Portfolio, Class II	1,001	375,861
Prudential Series Fund Natural Resources Portfolio, Class II	-	42,205
Putnam VT Core Equity Fund, Class IA	1,191,995	501,292
Putnam VT Global Asset Allocation Fund, Class IA	181,632	335,868
Putnam VT Global Health Care Fund, Class IB	391,461	525,843
Putnam VT Income Fund, Class IA	619,740	490,072
Putnam VT International Equity Fund, Class IA	195,502	173,198
Putnam VT International Value Fund, Class IA	370,593	406,119
Putnam VT Large Cap Value Fund, Class IB	3,072,077	3,862,843
Putnam VT Mortgage Securities Fund	703,646	590,008
Putnam VT Small Cap Value Fund, Class IA	462,976	291,958
Royce Capital Fund Small Cap Portfolio, Service Class	377,836	292,777
Schwab Government Money Market Portfolio	80,498,318	87,152,669
Schwab S&P 500 Index Fund	33,810,672	71,483,244

118

Subaccount	Purchases	Sales
Schwab VIT Balanced Portfolio	$88,872	$373,922
Schwab VIT Balanced with Growth Portfolio	84,694	727,333
Schwab VIT Growth Portfolio	12,641	95,239
T. Rowe Price Health Sciences Portfolio	139,367	107,556
T. Rowe Price Health Sciences Portfolio, Class II	922,169	1,539,623
Templeton Foreign VIP Fund, Class 2	459,553	743,305
Templeton Global Bond VIP Fund, Class 2	790,832	1,917,735
Third Avenue Value Fund	126,854	116,792
Touchstone VST Common Stock Fund, Service Class	391,844	188,173
Touchstone VST Bond Fund	1,444,654	675,538
Touchstone VST Common Stock Fund	1,158,603	719,245
Touchstone VST Small Company Fund	775,572	683,076
VanEck VIP Global Resources Fund	1,042,306	1,655,633
VanEck VIP Unconstrained Emerging Markets Bond Fund, Class I	181,395	395,854
Vanguard VIF Capital Growth Portfolio	2,258,164	2,356,749
Vanguard VIF Diversified Value Portfolio	658,135	519,008
Vanguard VIF Mid-Cap Index Portfolio	828,045	991,550
Vanguard VIF Real Estate Index Portfolio	825,889	885,053
Vanguard VIF Small Company Growth Portfolio	10,099	64,572
119

4.	CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years or periods ended December 31, 2023 and 2022 were as follows:

	2023			2022
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS Discovery Value Portfolio, Class A	23,310	44,565	(21,255)	22,537	62,669	(40,132)
AB VPS International Value Portfolio, Class A	-	34,180	(34,180)	322	16,020	(15,698)
AB VPS Large Cap Growth Portfolio, Class A	55,385	62,207	(6,822)	71,572	148,246	(76,674)
AB VPS Relative Value Portfolio, Class A	101,419	49,492	51,927	50,826	50,614	212
AB VPS Sustainable International Thematic Portfolio, Class A	1,371	25,665	(24,294)	957	19,720	(18,763)
Alger Balanced Portfolio, Class I-2	-	3,448	(3,448)	-	549	(549)
Alger Capital Appreciation Portfolio, Class I-2	106,131	62,034	44,097	26,126	39,305	(13,179)
Alger Large Cap Growth Portfolio, Class I-2	14,217	61,471	(47,254)	18,148	101,138	(82,990)
Alger Mid Cap Growth Portfolio, Class I-2	1,024	12,269	(11,245)	4,153	15,614	(11,461)
Allspring VT Discovery All Cap Growth Fund, Class 2	4,155	23,272	(19,117)	7,466	22,966	(15,500)
Allspring VT Discovery SMID Cap Growth Fund, Class 2	25,160	51,305	(26,145)	29,944	52,197	(22,253)
Allspring VT Opportunity Fund, Class 2	2,563	16,309	(13,746)	117	5,977	(5,860)
ALPS Global Opportunity Portfolio, Class I	9,000	2,956	6,044	868	366	502
American Century Investments VP Balanced Fund, Class I	7,219	152,489	(145,270)	46,785	152,694	(105,909)
American Century Investments VP Disciplined Core Value Fund, Class I	46,422	96,268	(49,846)	109,282	88,107	21,175
American Century Investments VP International Fund, Class I	83,692	130,779	(47,087)	60,537	68,221	(7,684)
American Century Investments VP Mid Cap Value Fund, Class II	33,250	56,958	(23,708)	164,441	137,985	26,456
American Century Investments VP Value Fund, Class I	121,199	186,924	(65,725)	279,863	398,967	(119,104)
American Funds IS Capital World Bond Fund, Class 2	23,335	2,883	20,452	17,549	4,294	13,255
American Funds IS Global Growth Fund, Class 1	1,227	16,907	(15,680)	3,534	5,949	(2,415)
American Funds IS Global Small Capitalization Fund, Class 2	7,925	3,020	4,905	2,928	10,397	(7,469)
American Funds IS Growth-Income Fund, Class 4	230,718	78,440	152,278	4,273	12,011	(7,738)
American Funds IS International Fund, Class 2	11,878	76,545	(64,667)	14,090	12,564	1,526
American Funds IS New World Fund, Class 2	12,713	31,172	(18,459)	18,784	18,906	(122)
American Funds IS The Bond Fund of America, Class 2	146,569	68,381	78,188	26,664	24,343	2,321
BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	4,697	7,192	(2,495)	1,475	8,005	(6,530)
BlackRock Global Allocation V.I. Fund, Class I	13,694	56,430	(42,736)	34,419	70,610	(36,191)
BNY Mellon IP MidCap Stock Portfolio, Initial Shares	1,507	11,964	(10,457)	1,074	7,841	(6,767)
BNY Mellon VIF Appreciation Portfolio, Initial Shares	3,288	24,437	(21,149)	440	29,949	(29,509)

Note: Units may not foot/crossfoot due to rounding.

120

	2023			2022
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
BNY Mellon VIF Growth and Income Portfolio, Initial Shares	2,234	47,665	(45,431)	5,769	28,948	(23,179)
BNY Mellon VIF Opportunistic Small Cap Portfolio, Initial Shares	-	11,189	(11,189)	-	3,848	(3,848)
ClearBridge Variable Large Cap Growth Portfolio, Class I	253,550	207,832	45,718	39,081	89,091	(50,010)
ClearBridge Variable Mid Cap Portfolio, Class I	17,300	16,321	979	20,088	27,205	(7,117)
ClearBridge Variable Small Cap Growth Portfolio, Class I	12,465	16,910	(4,445)	6,725	34,561	(27,836)
Columbia VP Emerging Markets Fund, Class 2	41,977	30,916	11,061	28,374	33,966	(5,592)
Columbia VP Large Cap Growth Fund, Class 2	118,210	82,020	36,190	33,260	57,860	(24,600)
Columbia VP Seligman Global Technology Fund, Class 2	45,469	57,621	(12,152)	11,305	49,147	(37,842)
Columbia VP Small Cap Value Fund, Class 2	46,494	33,539	12,955	12,424	37,118	(24,694)
Delaware Ivy VIP International Core Equity, Class II	742	18,565	(17,823)	-	5,872	(5,872)
Delaware VIP Emerging Markets, Standard Class	80,286	139,724	(59,438)	66,993	79,080	(12,087)
Delaware VIP International Series, Standard Class	63,276	64,101	(825)	14,068	20,934	(6,866)
Delaware VIP Small Cap Value Series, Standard Class	31,436	57,792	(26,356)	102,002	170,096	(68,094)
Dimensional VA US Targeted Value Portfolio	2,461	19,032	(16,571)	59,511	60,885	(1,374)
DWS Capital Growth VIP, Class A	38,073	89,240	(51,167)	52,378	123,291	(70,913)
DWS Core Equity VIP, Class A	60,078	22,741	37,337	38,747	67,658	(28,911)
DWS CROCI U.S. VIP, Class A	1,836	14,297	(12,461)	699	16,516	(15,817)
DWS Global Small Cap VIP, Class A	2,850	21,056	(18,206)	6,091	7,632	(1,541)
DWS Small Cap Index VIP, Class A	104,091	185,753	(81,662)	62,531	115,494	(52,963)
DWS Small Mid Cap Growth VIP, Class A	7,422	13,649	(6,227)	12,988	13,615	(627)
DWS Small Mid Cap Value VIP, Class A	10,474	5,513	4,961	4,568	14,142	(9,574)
Empower Aggressive Profile Fund, Investor Class	-	448	(448)	10,761	799	9,962
Empower Ariel Mid Cap Value Fund, Investor Class	62	6,856	(6,794)	837	6,738	(5,901)
Empower Bond Index Fund, Investor Class	60,841	188,463	(127,622)	42,306	500,413	(458,107)
Empower Conservative Profile Fund, Investor Class	32,885	216,005	(183,120)	138,785	91,663	47,122
Empower International Index Fund, Investor Class	23,595	59,551	(35,956)	49,488	111,610	(62,122)
Empower International Value Fund, Investor Class	6,524	6,783	(259)	11,418	10,934	484
Empower Lifetime 2015 Fund, Investor Class	-	-	-	2,437	-	2,437
Empower Lifetime 2020 Fund, Investor Class	-	51	(51)	1,603	-	1,603
Empower Lifetime 2025 Fund, Investor Class	6,234	13,819	(7,585)	53	2,761	(2,708)
Empower Lifetime 2030 Fund, Investor Class	3,280	6,020	(2,740)	756	3,008	(2,252)
Empower Lifetime 2035 Fund, Investor Class	-	-	-	1,508	59,838	(58,330)
Empower Lifetime 2040 Fund, Investor Class	-	-	-	-	-	-

Note: Units may not foot/crossfoot due to rounding.

121

	2023			2022
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued		Units Redeemed	Net Increase (Decrease)
Empower Lifetime 2045 Fund, Investor Class	-	-	-	1,469		-	1,469
Empower Lifetime 2050 Fund, Investor Class	-	-	-	3,199		3,199	-
Empower Lifetime 2055 Fund, Investor Class	1,450	1,450	-	-		-	-
Empower Lifetime 2060 Fund, Investor Class	5,074	-	5,074	-		-	-
Empower Mid Cap Value Fund, Investor Class	4,032	6,601	(2,569)	72,687		74,499	(1,812)
Empower Moderate Profile Fund, Investor Class	32,167	34,600	(2,433)	51,411		146,254	(94,843)
Empower Moderately Aggressive Profile Fund, Investor Class	947	38,516	(37,569)	17,752		9,134	8,618
Empower Moderately Conservative Profile Fund, Investor Class	2,050	79,062	(77,012)	13,092		79,566	(66,474)
Empower Multi-Sector Bond Fund, Investor Class	15,371	65,880	(50,509)	23,621		44,782	(21,161)
Empower Real Estate Index Fund, Investor Class	23,687	40,100	(16,413)	38,036		92,270	(54,234)
Empower SecureFoundation Balanced Fund, Investor Class	142,515	1,363,851	(1,221,336)	121,010		1,146,549	(1,025,539)
Empower Small Cap Value Fund, Investor Class	5,551	10,536	(4,985)	2,989		22,893	(19,904)
Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	14,350	31,646	(17,296)	27,600		48,968	(21,368)
Federated Hermes Fund for U.S. Government Securities II	80,761	482,162	(401,401)	109,572		248,162	(138,590)
Federated Hermes Managed Volatility Fund II	-	6,851	(6,851)	151		1,623	(1,472)
Franklin Small Cap Value VIP Fund, Class 2	42,940	42,964	(24)	78,180		61,644	16,536
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio, Service Shares	-	-	-	-		1,862	(1,862)
Invesco Oppenheimer V.I. International Growth Fund, Series I	15,166	85,190	(70,024)	18,844		49,332	(30,488)
Invesco V.I. Comstock Fund, Series I	27,626	88,640	(61,014)	245,272		165,289	79,983
Invesco V.I. Core Equity Fund, Series I	-	2,787	(2,787)	108		1,841	(1,733)
Invesco V.I. EQV International Equity Fund, Series I	21,559	99,767	(78,208)	34,905		74,439	(39,534)
Invesco V.I. Global Fund, Series I	116,439	170,397	(53,958)	46,662		78,788	(32,126)
Invesco V.I. Growth and Income Fund, Series I	15,025	39,096	(24,071)	24,672		39,118	(14,446)
Invesco V.I. High Yield Fund, Series I	39,565	29,556	10,009	11,129		23,914	(12,785)
Invesco V.I. Main Street Mid Cap Fund	351	7,782	(7,431)	0	*	10,978	(10,978)
Invesco V.I. Main Street Small Cap Fund	34,416	53,494	(19,078)	35,316		32,361	2,955
Invesco V.I. Small Cap Equity Fund, Series I	6,614	11,459	(4,845)	5,607		24,676	(19,069)
Invesco V.I. Technology Fund, Series I	19,855	27,743	(7,888)	1,063		25,240	(24,177)
Janus Aspen Series Janus Henderson Flexible Bond Portfolio	113,100	95,683	17,417	23,465		229,197	(205,732)
Janus Aspen Series Janus Henderson Flexible Bond Portfolio, Service Shares	187,588	215,446	(27,858)	78,510		289,663	(211,153)
Janus Aspen Series Janus Henderson Overseas Portfolio, Institutional Shares	-	5,098	(5,098)	-		7,978	(7,978)
Janus Aspen Series Janus Henderson Research Portfolio, Institutional Shares	177	9,157	(8,980)	83		7,231	(7,148)
Janus Henderson Balanced Fund, Class I	32,580	81,893	(49,313)	2,301		54,838	(52,537)

Note: Units may not foot/crossfoot due to rounding.

* The Subaccount has units that round to less than one.

122

	2023			2022
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Janus Henderson Global Research Fund, Class I	8,583	49,916	(41,333)	16,224	46,810	(30,586)
Janus Henderson Overseas Fund, Class S	24,349	41,696	(17,347)	11,758	21,284	(9,526)
Janus Henderson VIT Balanced Portfolio, Service Shares	81,801	458,362	(376,561)	151,937	719,569	(567,632)
Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares	5,690	14,488	(8,798)	4,140	5,268	(1,128)
Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares	111,482	107,106	4,376	102,438	203,826	(101,388)
Lazard Retirement Emerging Markets Equity Portfolio	48,056	115,689	(67,633)	57,453	103,719	(46,266)
Lord Abbett Series Fund Short Duration Income Portfolio	80,305	17,229	63,076	142,369	204,911	(62,542)
LVIP Baron Growth Opportunities Fund, Service Class	5,768	31,236	(25,468)	13,612	85,596	(71,984)
LVIP Delaware SMID Cap Core Fund, Standard Class	4,432	33,954	(29,522)	3,904	30,209	(26,305)
LVIP Delaware Value Fund, Standard Class	5,845	13,012	(7,167)	67,609	93,271	(25,662)
LVIP JPMorgan Core Bond Fund, Standard Class	141,843	79,755	62,088	1,505	25,421	(23,916)
LVIP JPMorgan Small Cap Core Fund, Standard Class	17,286	5,897	11,389	792	10,371	(9,579)
MFS Blended Research Small Cap Equity Portfolio, Initial Class	7,825	7	7,818	2	1,065	(1,063)
MFS Core Equity Portfolio, Service Class	519	22	497	-	202	(202)
MFS International Growth Portfolio, Initial Class	20,149	11,676	8,473	56,632	22,357	34,275
MFS International Intrinsic Value Portfolio, Service Class	66,020	150,708	(84,688)	70,960	230,982	(160,022)
MFS Mid Cap Value Portfolio, Initial Class	2,146	18,973	(16,827)	61,279	58,966	2,313
MFS Utilities Series, Service Class	33,995	129,876	(95,881)	121,824	59,437	62,387
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I	697	8,210	(7,513)	2,053	8,866	(6,813)
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class S	77	4,808	(4,731)	5,315	5,431	(116)
Neuberger Berman AMT Sustainable Equity Portfolio, Class S	-	7,998	(7,998)	-	-	-
NVIT Mid Cap Index Fund, Class II	56,143	75,387	(19,244)	31,864	64,478	(32,614)
PIMCO Commodity RealReturn Strategy Portfolio, Admin Class	52,994	142,750	(89,756)	447,161	336,813	110,348
PIMCO Emerging Markets Bond Portfolio, Admin Class	32,165	36,573	(4,408)	32,272	27,511	4,761
PIMCO High Yield Portfolio, Admin Class	39,486	266,246	(226,760)	444,180	1,012,237	(568,057)
PIMCO Low Duration Portfolio, Admin Class	379,446	830,269	(450,823)	268,770	1,076,452	(807,682)
PIMCO Real Return Portfolio, Admin Class	15,460	35,001	(19,541)	831,629	854,260	(22,631)
PIMCO Total Return Portfolio, Admin Class	445,208	686,640	(241,432)	382,137	1,356,451	(974,314)
Pioneer Bond VCT Portfolio	48,465	16,195	32,270	1,838	31,695	(29,857)
Pioneer Fund VCT Portfolio, Class I	98,526	106,954	(8,428)	2,776	7,211	(4,435)
Pioneer Mid Cap Value VCT Portfolio, Class II	4,407	9,702	(5,295)	9,908	1,517	8,391

Note: Units may not foot/crossfoot due to rounding.

123

	2023			2022
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Pioneer Select Mid Cap Growth VCT Portfolio, Class I	29,560	48,789	(19,229)	7,032	22,472	(15,440)
Prudential Series Fund Equity Portfolio, Class II	21	7,837	(7,816)	-	720	(720)
Prudential Series Fund Natural Resources Portfolio, Class II	-	2,483	(2,483)	-	9,882	(9,882)
Putnam VT Core Equity Fund, Class IA	40,668	19,828	20,840	31,861	23,032	8,829
Putnam VT Global Asset Allocation Fund, Class IA	11,343	22,752	(11,409)	149	3,221	(3,072)
Putnam VT Global Health Care Fund, Class IB	1,084	15,231	(14,147)	15,998	28,872	(12,874)
Putnam VT Income Fund, Class IA	32,846	46,203	(13,357)	44,442	94,123	(49,681)
Putnam VT International Equity Fund, Class IA	13,282	11,629	1,653	9,802	6,628	3,174
Putnam VT International Value Fund, Class IA	27,042	30,028	(2,986)	27,257	33,406	(6,149)
Putnam VT Large Cap Value Fund, Class IB	57,529	128,633	(71,104)	131,228	133,796	(2,568)
Putnam VT Mortgage Securities Fund	34,058	57,037	(22,979)	53,755	144,280	(90,525)
Putnam VT Small Cap Value Fund, Class IA	24,553	17,455	7,098	29,633	26,404	3,229
Royce Capital Fund Small Cap Portfolio, Service Class	3,166	9,559	(6,393)	7,256	18,403	(11,147)
Schwab Government Money Market Portfolio	6,709,877	7,953,132	(1,243,255)	11,344,835	8,666,976	2,677,859
Schwab S&P 500 Index Fund	746,598	2,009,040	(1,262,442)	1,148,640	2,229,522	(1,080,882)
Schwab VIT Balanced Portfolio	1,878	28,795	(26,917)	1,438	42,492	(41,054)
Schwab VIT Balanced with Growth Portfolio	236	50,567	(50,331)	339	23,300	(22,961)
Schwab VIT Growth Portfolio	48	6,249	(6,201)	1,145	67,389	(66,244)
T. Rowe Price Health Sciences Portfolio	3,425	4,041	(616)	4,007	4,616	(609)
T. Rowe Price Health Sciences Portfolio, Class II	31,978	62,462	(30,484)	72,373	67,775	4,598
Templeton Foreign VIP Fund, Class 2	20,650	53,555	(32,905)	56,943	87,107	(30,164)
Templeton Global Bond VIP Fund, Class 2	94,180	223,146	(128,966)	77,770	114,389	(36,619)
Third Avenue Value Fund	-	6,626	(6,626)	-	9,860	(9,860)
Touchstone VST Common Stock Fund, Service Class	974	3,434	(2,460)	979	22,229	(21,250)
Touchstone VST Bond Fund	86,595	53,700	32,895	50,494	81,374	(30,880)
Touchstone VST Common Stock Fund	8,080	12,729	(4,649)	2,854	11,139	(8,285)
Touchstone VST Small Company Fund	16,990	16,991	(1)	9,158	30,214	(21,056)
VanEck VIP Global Resources Fund	96,993	170,206	(73,213)	483,478	491,999	(8,521)
VanEck VIP Unconstrained Emerging Markets Bond Fund, Class I	4,504	30,625	(26,121)	25,952	25,452	500
Vanguard VIF Capital Growth Portfolio	70,817	85,463	(14,646)	7,196	29,164	(21,968)
Vanguard VIF Diversified Value Portfolio	14,134	25,298	(11,164)	16,894	53,055	(36,161)
Vanguard VIF Mid-Cap Index Portfolio	25,495	46,672	(21,177)	8,749	46,950	(38,201)
Vanguard VIF Real Estate Index Portfolio	38,669	55,624	(16,955)	65,754	187,838	(122,084)
Vanguard VIF Small Company Growth Portfolio	-	2,635	(2,635)	-	12,522	(12,522)

Note: Units may not foot/crossfoot due to rounding.

124

5.	EXPENSES AND RELATED PARTY TRANSACTIONS

The fees and charges below are the current expenses deducted by the Subaccount from either the net unit value or from the Contract as a redemption of units. Fees and charges may vary based on factors such as the product purchased, optional benefits chosen, benefit base, asset base, death benefit option elected, a Contract’s total asset value, age of Contract, surrender amount, if a surrender is requested during the period specified, Subaccounts selected, transaction amount, and/or transaction frequency. The fees and charges are recorded, as applicable, to the respective Subaccount in the Separate Account. Redemption of units deductions are made to the individual Contracts in accordance with the terms which govern each annuity, as set forth in the Contract.

Expense Type	Range
Mortality and Expense Risk Fee
This fee is assessed to reimburse the Company for assuming mortality and expense risks. The fee is deducted daily, assessed through a reduction of net unit values, and recorded as Mortality and expense risk in the Statements of Operations.	a daily fee amounting to a per annum aggregate of 0.49% - 0.85% of the average daily net assets of the Subaccounts
Expenses of the Portfolios
This fee, if applicable, is assessed to provide compensation for administrative services performed in connection with the subaccounts. Such compensation is assessed against the value of the assets invested in the relevant subaccounts and is recorded as Investment advisory expenses in the Statements of Operations.	0% - 0.35% annually
Deductions for Premium Taxes
This deduction is to comply with any applicable state premium and/or retaliatory taxes. The mandated amount is deducted from the contribution when it is received which in turn reduces Contract owners’ net payments on the Statements of Changes in Net Assets.	0% - 3.5% of each contribution, if applicable
Transfer Charge
This charge is assessed to reimburse the Company for costs incurred when transferring funds. The charge is deducted upon transfer, assessed through a redemption of units, and recorded as Contract owners’ benefits within the Statements of Changes in Net Assets.	$0 - $10 per transfer, after the first 12 transfers in any calendar year
125

Contract Maintenance Charge
This charge is assessed to reimburse the Company for expenses incurred in the administration of the Contract and the Separate Account. If applicable, the charge is deducted annually, assessed through a redemption of units, and recorded as Contract maintenance charges in the Statements of Changes in Net Assets.	$0 - $25 annually
Charge for Optional Benefits: GLWB Rider
This Charge, if applicable, is assessed to reimburse the Company for costs and risks stemming from optional living benefits elected by the Contract owner. The charge is deducted quarterly, assessed through a redemption of units, and recorded as Contract maintenance charges within the Statements of Changes in Net Assets.	0.90% - 1.50% of net asset base
126

6.	FINANCIAL HIGHLIGHTS

The Company sells a number of variable annuity products that are funded by the Separate Account. These products have unique combinations of features and expenses that are charged against the Contract owner’s account. Differences in the expense structures result in a variety of unit values, expense ratios and total returns. The following tables were developed by determining which products offered by the Company and funded by the Separate Account have the highest and lowest expense ratios. The summaries may not reflect or directly equate to the minimum and maximum Contract expenses offered by the Company, as Contract owners may not have selected all available and applicable Contract options for or during the periods presented.

A summary of the units outstanding, unit fair values, net assets for variable annuity Contracts, investment income ratios, the expense ratios, excluding expenses of the underlying Subaccounts, and total returns for each of the five years or periods ended December 31, 2023 is as follows:

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

AB VPS Discovery Value Portfolio, Class A
2023	130	$18.99	$33.48	$3,946	1.04%	0.49%	0.85%	16.61%	16.19%
2022	152	16.28	28.82	3,919	1.03%	0.49%	0.85%	(13.71)%	(18.91)%
2021	192	18.87	35.54	6,043	0.74%	0.49%	0.85%	39.07%	31.64%
2020	191	14.34	25.55	4,494	1.10%	0.49%	0.85%	2.50%	2.84%
2019	205	13.94	24.93	4,591	0.56%	0.49%	0.85%	19.08%	19.51%
AB VPS International Value Portfolio, Class A
2023	134	9.87	9.53	1,318	0.75%	0.65%	0.85%	14.40%	14.18%
2022	169	8.63	8.35	1,444	4.57%	0.65%	0.85%	(11.44)%	(16.98)%
2021	184	9.74	10.05	1,839	2.00%	0.65%	0.85%	13.65%	6.96%
2020	196	9.11	8.85	1,768	2.01%	0.65%	0.85%	1.56%	1.78%
2019	249	8.95	8.71	2,216	0.92%	0.65%	0.85%	16.14%	16.37%
AB VPS Large Cap Growth Portfolio, Class A
2023	436	37.75	76.29	19,835	0.00%	0.49%	0.85%	34.47%	33.99%
2022	443	28.08	56.94	14,862	0.00%	0.49%	0.85%	(26.89)%	(29.11)%
2021	519	38.40	80.32	23,882	0.00%	0.49%	0.85%	27.88%	24.88%
2020	487	30.75	62.81	17,518	0.00%	0.49%	0.85%	34.35%	34.80%
2019	318	22.81	46.75	9,183	0.00%	0.49%	0.85%	35.56%	36.05%
127

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

AB VPS Relative Value Portfolio, Class A
2023	403	$22.63	$45.43	$13,284	1.49%	0.49%	0.85%	11.48%	11.08%
2022	351	20.30	40.90	10,970	1.42%	0.49%	0.85%	(2.02)%	(5.00)%
2021	350	20.71	43.05	11,514	0.84%	0.49%	0.85%	27.07%	24.09%
2020	356	16.69	33.88	9,133	1.71%	0.49%	0.85%	1.86%	2.22%
2019	344	16.33	33.26	8,978	1.26%	0.49%	0.85%	22.87%	23.31%
AB VPS Sustainable International Thematic Portfolio, Class A
2023	331	13.63	20.58	6,870	0.00%	0.49%	0.85%	12.09%	11.68%
2022	355	12.16	18.43	6,597	0.00%	0.49%	0.85%	(25.97)%	(30.57)%
2021	374	16.43	26.55	9,649	0.00%	0.49%	0.85%	10.97%	4.82%
2020	396	15.68	23.92	9,494	1.49%	0.49%	0.85%	28.83%	29.34%
2019	417	12.12	18.57	7,898	0.57%	0.49%	0.85%	26.45%	26.90%
Alger Balanced Portfolio, Class I-2
2023	33	30.68	31.17	1,009	1.45%	0.65%	0.85%	16.67%	16.44%
2022	37	26.30	26.77	972	1.17%	0.65%	0.85%	(10.97)%	(12.06)%
2021	37	29.54	30.44	1,118	0.82%	0.65%	0.85%	18.11%	17.13%
2020	38	25.22	25.78	980	1.38%	0.65%	0.85%	9.31%	9.50%
2019	39	23.03	23.58	909	1.41%	0.65%	0.85%	18.49%	18.73%
Alger Capital Appreciation Portfolio, Class I-2
2023	206	25.97	25.17	5,310	0.00%	0.49%	0.85%	42.43%	41.92%
2022	162	18.23	17.74	2,928	0.00%	0.49%	0.85%	(35.30)%	(38.55)%
2021	176	28.18	28.87	5,016	0.00%	0.49%	0.85%	20.99%	15.73%
2020	239	24.35	23.86	5,764	0.00%	0.49%	0.85%	40.59%	41.08%
2019	141	17.26	16.97	2,410	0.00%	0.49%	0.85%	32.45%	32.93%
Alger Large Cap Growth Portfolio, Class I-2
2023	576	26.27	78.00	31,617	0.00%	0.49%	0.85%	32.02%	31.55%
2022	623	19.90	59.29	25,616	0.00%	0.49%	0.85%	(37.26)%	(39.17)%
2021	706	31.72	97.47	47,075	0.00%	0.49%	0.85%	10.90%	8.28%
2020	792	29.29	87.90	47,075	0.20%	0.49%	0.85%	65.62%	66.24%
2019	799	17.62	53.07	29,043	0.00%	0.49%	0.85%	26.35%	26.81%
128

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Alger Mid Cap Growth Portfolio, Class I-2
2023	95	$21.28	$46.28	$4,330	0.00%	0.49%	0.85%	22.57%	22.13%
2022	106	17.36	37.89	3,972	0.00%	0.49%	0.85%	(34.62)%	(37.38)%
2021	117	26.55	60.51	6,939	0.00%	0.49%	0.85%	4.59%	0.90%
2020	131	26.32	57.86	7,528	0.00%	0.49%	0.85%	63.25%	63.87%
2019	132	16.06	35.44	4,699	0.00%	0.49%	0.85%	29.15%	29.62%
Allspring VT Discovery All Cap Growth Fund, Class 2
2023	78	25.61	26.01	2,014	0.00%	0.65%	0.85%	32.31%	32.05%
2022	98	19.36	19.70	1,949	0.00%	0.65%	0.85%	(36.65)%	(38.68)%
2021	113	30.56	32.12	3,595	0.00%	0.65%	0.85%	15.76%	12.50%
2020	142	27.16	27.75	3,932	0.00%	0.65%	0.85%	42.00%	42.27%
2019	107	19.09	19.54	2,106	0.00%	0.65%	0.85%	35.89%	36.16%
Allspring VT Discovery SMID Cap Growth Fund, Class 2
2023	203	20.80	62.26	7,352	0.00%	0.49%	0.85%	19.56%	19.13%
2022	229	17.40	52.26	7,066	0.00%	0.49%	0.85%	(36.44)%	(38.37)%
2021	252	27.37	84.80	12,222	0.00%	0.49%	0.85%	(5.85)%	(8.06)%
2020	313	29.77	90.07	15,996	0.00%	0.49%	0.85%	61.27%	61.88%
2019	292	18.39	55.85	8,913	0.00%	0.49%	0.85%	37.85%	38.33%
Allspring VT Opportunity Fund, Class 2
2023	112	24.03	62.45	5,630	0.00%	0.65%	0.85%	25.68%	25.43%
2022	125	19.12	49.79	5,080	0.00%	0.65%	0.85%	(20.11)%	(21.48)%
2021	131	23.93	63.41	6,752	0.04%	0.49%	0.85%	23.72%	22.10%
2020	158	19.60	51.25	6,468	0.47%	0.65%	0.85%	19.97%	20.22%
2019	176	16.45	42.72	6,093	0.28%	0.49%	0.85%	30.35%	30.82%
ALPS Global Opportunity Portfolio, Class I
2023	17	19.88	19.34	331	0.00%	0.49%	0.85%	28.59%	14.15%
2022	11	15.46	15.26	167	13.99%	0.49%	0.69%	(27.57)%	(29.97)%
2021	10	21.35	21.79	225	5.82%	0.49%	0.85%	25.97%	21.37%
2020	11	17.59	17.30	189	13.39%	0.49%	0.85%	8.64%	9.04%
2019	14	16.13	15.92	230	0.00%	0.49%	0.85%	39.15%	39.65%
129

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

American Century Investments VP Balanced Fund, Class I
2023	1,321	$17.23	$32.67	$29,019	1.93%	0.49%	0.85%	15.84%	15.43%
2022	1,466	14.88	28.31	28,057	1.20%	0.49%	0.85%	(15.39)%	(19.67)%
2021	1,572	17.58	35.23	36,539	0.72%	0.49%	0.85%	17.22%	12.10%
2020	1,635	15.69	30.06	33,491	1.26%	0.49%	0.85%	11.58%	11.96%
2019	1,690	14.01	26.94	31,688	1.56%	0.49%	0.85%	18.84%	19.26%
American Century Investments VP Disciplined Core Value Fund, Class I
2023	318	19.99	41.32	9,541	1.54%	0.49%	0.85%	8.12%	7.74%
2022	368	18.49	38.36	10,138	1.79%	0.49%	0.85%	(10.75)%	(13.47)%
2021	347	20.72	44.33	11,114	1.08%	0.49%	0.85%	22.60%	19.73%
2020	378	17.30	36.15	9,954	2.20%	0.49%	0.85%	10.87%	11.27%
2019	357	15.55	32.61	7,945	2.08%	0.49%	0.85%	22.90%	23.34%
American Century Investments VP International Fund, Class I
2023	316	14.10	35.19	6,733	1.40%	0.49%	0.85%	12.02%	11.62%
2022	363	12.59	31.53	6,766	1.50%	0.49%	0.85%	(23.05)%	(25.39)%
2021	371	16.36	42.26	9,324	0.16%	0.49%	0.85%	7.83%	5.30%
2020	412	15.53	39.19	9,356	0.50%	0.49%	0.85%	24.81%	25.28%
2019	354	12.40	31.40	6,998	0.90%	0.49%	0.85%	27.33%	27.79%
American Century Investments VP Mid Cap Value Fund, Class II
2023	302	20.57	47.32	11,156	2.15%	0.49%	0.85%	5.51%	5.13%
2022	325	19.49	45.01	11,310	2.10%	0.49%	0.85%	0.85%	(4.66)%
2021	299	19.33	47.21	10,919	1.00%	0.49%	0.85%	25.10%	19.11%
2020	331	16.23	37.73	9,984	1.77%	0.49%	0.85%	0.25%	0.61%
2019	405	16.13	37.64	11,983	1.91%	0.49%	0.85%	27.90%	28.36%
American Century Investments VP Value Fund, Class I
2023	602	20.49	45.52	22,265	2.37%	0.49%	0.85%	8.57%	8.18%
2022	668	18.88	42.08	22,770	2.05%	0.49%	0.85%	2.82%	(3.09)%
2021	787	18.36	43.43	26,261	1.75%	0.49%	0.85%	27.01%	20.56%
2020	759	15.23	34.19	21,654	2.46%	0.49%	0.85%	0.12%	0.51%
2019	869	15.15	34.15	25,870	2.12%	0.49%	0.85%	25.96%	26.41%
130

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

American Funds IS Capital World Bond Fund, Class 2
2023	36	$9.08	$8.96	$328	0.00%	0.49%	0.85%	5.62%	10.40%
2022	16	8.60	8.56	136	0.18%	0.49%	0.65%	(17.60)%	(18.45)%
2021	3	10.43	10.50	27	1.69%	0.49%	0.85%	(5.16)%	(5.95)%
2020	3	11.09	11.07	31	2.41%	0.49%	0.85%	10.66%	10.92%
American Funds IS Global Growth Fund, Class 1
2023	81	24.35	23.89	1,956	1.11%	0.49%	0.69%	22.31%	22.06%
2022	96	19.91	19.57	1,912	0.93%	0.49%	0.69%	(23.76)%	(26.19)%
2021	99	26.11	26.51	2,610	0.62%	0.49%	0.69%	17.69%	14.40%
2020	93	22.83	22.53	2,128	0.64%	0.49%	0.69%	29.92%	30.14%
2019	119	17.54	17.34	2,076	1.41%	0.49%	0.69%	34.69%	34.95%
American Funds IS Global Small Capitalization Fund, Class 2
2023	24	13.13	12.96	317	0.31%	0.49%	0.85%	15.61%	15.19%
2022	19	11.36	11.25	219	0.00%	0.49%	0.85%	(29.48)%	(30.57)%
2021	27	16.11	16.21	434	0.00%	0.49%	0.85%	6.47%	5.58%
2020	27	15.26	15.22	412	0.00%	0.49%	0.85%	52.21%	52.58%
American Funds IS Growth-Income Fund, Class 4
2023	431	17.11	16.76	7,337	1.59%	0.49%	0.85%	25.21%	24.76%
2022	279	13.66	13.43	3,786	1.08%	0.49%	0.85%	(16.01)%	(18.49)%
2021	287	16.27	16.48	4,701	0.92%	0.49%	0.85%	24.38%	21.58%
2020	405	13.38	13.25	5,401	1.39%	0.49%	0.85%	12.30%	12.71%
2019	323	11.87	11.80	3,832	1.89%	0.49%	0.85%	24.79%	25.23%
American Funds IS International Fund, Class 2
2023	161	12.39	12.22	1,989	1.18%	0.49%	0.69%	15.28%	15.05%
2022	226	10.75	10.62	2,421	1.77%	0.49%	0.69%	(20.43)%	(22.06)%
2021	224	13.50	13.63	3,052	2.61%	0.49%	0.69%	(1.25)%	(2.89)%
2020	201	13.91	13.80	2,787	0.77%	0.49%	0.69%	13.15%	13.43%
2019	182	12.26	12.20	2,223	1.57%	0.49%	0.69%	22.05%	22.28%
131

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

American Funds IS New World Fund, Class 2
2023	151	$16.87	$16.41	$2,528	1.43%	0.49%	0.85%	15.43%	15.02%
2022	170	14.62	14.27	2,462	1.34%	0.49%	0.85%	(20.88)%	(24.32)%
2021	170	18.47	18.85	3,182	0.79%	0.49%	0.85%	6.18%	2.30%
2020	269	18.06	17.76	4,838	0.08%	0.49%	0.85%	22.54%	23.01%
2019	286	14.68	14.49	4,186	1.00%	0.49%	0.85%	28.05%	28.51%
American Funds IS The Bond Fund of America, Class 2
2023	325	9.45	9.33	3,073	3.77%	0.49%	0.85%	4.51%	4.13%
2022	247	9.05	8.96	2,234	2.97%	0.49%	0.85%	(12.48)%	(13.84)%
2021	245	10.34	10.40	2,546	1.55%	0.49%	0.85%	(0.56)%	(1.39)%
2020	179	10.48	10.46	1,875	3.84%	0.49%	0.69%	4.56%	4.81%
BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III
2023	55	13.25	13.16	730	1.87%	0.49%	0.65%	14.75%	14.57%
2022	58	11.55	11.48	665	1.78%	0.49%	0.65%	(14.63)%	(15.95)%
2021	64	13.53	13.66	876	2.02%	0.49%	0.85%	11.45%	10.09%
2020	44	12.29	12.26	542	1.52%	0.49%	0.65%	13.61%	13.80%
2019	42	10.80	10.79	458	1.70%	0.49%	0.69%	7.86%	8.01%
BlackRock Global Allocation V.I. Fund, Class I
2023	550	15.00	14.67	8,166	2.19%	0.49%	0.85%	12.28%	11.88%
2022	593	13.36	13.12	7,853	0.00%	0.49%	0.85%	(13.95)%	(17.84)%
2021	629	15.52	15.97	9,966	0.92%	0.49%	0.85%	7.41%	3.29%
2020	626	15.03	14.86	9,351	1.34%	0.49%	0.85%	19.97%	20.42%
2019	738	12.48	12.39	9,176	1.29%	0.49%	0.85%	17.00%	17.41%
BNY Mellon IP MidCap Stock Portfolio, Initial Shares
2023	98	18.83	46.06	2,842	0.80%	0.49%	0.85%	17.73%	17.31%
2022	108	16.00	39.26	2,632	0.73%	0.49%	0.85%	(12.13)%	(17.39)%
2021	115	18.20	47.53	3,357	0.62%	0.49%	0.85%	28.72%	21.89%
2020	119	14.94	36.92	2,797	0.87%	0.49%	0.85%	7.18%	7.60%
2019	126	13.88	34.45	2,807	0.67%	0.49%	0.85%	19.17%	19.59%
132

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

BNY Mellon VIF Appreciation Portfolio, Initial Shares
2023	218	$26.18	$47.18	$9,799	0.72%	0.49%	0.85%	20.38%	19.95%
2022	239	21.75	39.33	8,988	0.66%	0.49%	0.85%	(16.23)%	(21.58)%
2021	268	25.96	50.16	12,268	0.44%	0.49%	0.85%	30.59%	23.13%
2020	291	21.09	38.41	10,553	0.85%	0.49%	0.85%	22.63%	23.10%
2019	321	17.13	31.32	9,596	1.16%	0.49%	0.85%	34.94%	35.43%
BNY Mellon VIF Growth and Income Portfolio, Initial Shares
2023	147	28.41	57.06	5,901	0.65%	0.49%	0.85%	26.07%	25.62%
2022	193	22.54	45.42	5,799	0.78%	0.49%	0.85%	(12.89)%	(15.54)%
2021	216	25.87	53.78	7,754	0.47%	0.49%	0.85%	24.57%	21.65%
2020	223	21.27	43.17	6,407	0.83%	0.49%	0.85%	23.56%	24.01%
2019	254	17.15	34.94	5,855	1.08%	0.49%	0.85%	28.03%	28.49%
BNY Mellon VIF Opportunistic Small Cap Portfolio, Initial Shares
2023	10	28.42	31.66	277	0.47%	0.65%	0.85%	8.58%	8.36%
2022	21	26.17	29.21	548	0.00%	0.65%	0.85%	(16.14)%	(17.32)%
2021	25	31.21	35.34	784	0.11%	0.65%	0.85%	15.48%	14.30%
2020	26	27.31	30.60	722	0.70%	0.65%	0.85%	18.84%	19.13%
2019	27	22.92	25.75	620	0.00%	0.65%	0.85%	20.75%	20.98%
ClearBridge Variable Large Cap Growth Portfolio, Class I
2023	87	19.18	18.80	1,666	0.00%	0.49%	0.85%	43.32%	42.81%
2022	41	13.38	13.16	543	0.00%	0.49%	0.85%	(31.68)%	(33.69)%
2021	91	19.59	19.85	1,793	0.00%	0.49%	0.85%	22.51%	19.76%
2020	90	16.36	16.20	1,444	0.02%	0.49%	0.85%	29.64%	30.14%
2019	111	12.57	12.53	1,398	0.48%	0.49%	0.69%	31.25%	31.51%
ClearBridge Variable Mid Cap Portfolio, Class I
2023	17	17.37	17.10	302	0.14%	0.65%	0.85%	12.19%	11.97%
2022	16	15.65	15.27	254	0.30%	0.49%	0.85%	(24.15)%	(27.44)%
2021	24	20.63	21.05	492	0.03%	0.49%	0.85%	30.25%	25.49%
2020	14	16.44	16.16	232	0.31%	0.49%	0.85%	14.38%	14.78%
2019	16	14.32	14.13	227	0.57%	0.49%	0.85%	31.82%	32.30%
133

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

ClearBridge Variable Small Cap Growth Portfolio, Class I
2023	101	$19.80	$19.19	$1,975	0.00%	0.49%	0.85%	7.87%	7.49%
2022	105	18.36	17.86	1,914	0.00%	0.49%	0.85%	(27.47)%	(31.12)%
2021	133	25.31	25.92	3,425	0.00%	0.49%	0.85%	14.37%	9.40%
2020	108	23.13	22.67	2,485	0.00%	0.49%	0.85%	42.02%	42.54%
2019	110	16.23	15.96	1,781	0.00%	0.49%	0.85%	25.80%	26.25%
Columbia VP Emerging Markets Fund, Class 2
2023	51	10.69	10.55	546	0.00%	0.49%	0.85%	8.66%	8.27%
2022	40	9.83	9.74	395	0.00%	0.49%	0.85%	(33.00)%	(34.04)%
2021	46	14.68	14.77	676	0.67%	0.49%	0.85%	(7.71)%	(8.48)%
2020	35	16.04	16.00	465	0.00%	0.49%	0.85%	60.00%	60.39%
Columbia VP Large Cap Growth Fund, Class 2
2023	238	28.46	27.69	6,676	0.00%	0.49%	0.85%	42.07%	41.56%
2022	202	20.03	19.56	3,991	0.00%	0.49%	0.85%	(30.46)%	(33.48)%
2021	226	28.81	29.40	6,573	0.00%	0.49%	0.85%	29.89%	25.14%
2020	252	23.02	22.64	5,748	0.00%	0.49%	0.85%	33.31%	33.76%
2019	204	17.21	16.98	3,491	0.00%	0.49%	0.85%	34.39%	34.87%
Columbia VP Seligman Global Technology Fund, Class 2
2023	295	55.21	70.15	19,813	0.00%	0.49%	0.85%	44.16%	43.65%
2022	307	38.30	48.83	14,462	0.00%	0.49%	0.85%	(30.31)%	(33.88)%
2021	345	54.95	73.86	23,848	0.28%	0.49%	0.85%	40.52%	34.28%
2020	421	40.92	52.56	21,235	0.00%	0.49%	0.85%	44.55%	45.06%
2019	474	28.21	36.36	16,842	0.00%	0.49%	0.85%	53.66%	54.21%
Columbia VP Small Cap Value Fund, Class 2
2023	60	21.02	44.47	2,219	0.37%	0.49%	0.85%	21.08%	20.64%
2022	47	17.36	36.86	1,427	0.38%	0.49%	0.85%	(6.90)%	(12.00)%
2021	72	18.65	41.89	2,590	0.50%	0.49%	0.85%	30.99%	24.71%
2020	73	14.96	31.98	2,118	0.34%	0.49%	0.85%	7.66%	8.06%
2019	69	13.84	29.70	1,670	0.27%	0.49%	0.85%	19.96%	20.39%
134

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Delaware Ivy VIP International Core Equity, Class II
2023	124	$12.75	$12.36	$1,578	1.58%	0.49%	0.85%	15.06%	14.65%
2022	142	11.08	10.78	1,568	2.29%	0.49%	0.85%	(12.65)%	(17.04)%
2021	148	12.69	12.99	1,916	1.08%	0.49%	0.85%	15.96%	10.92%
2020	174	11.44	11.21	1,984	2.63%	0.49%	0.85%	6.32%	6.69%
2019	268	10.72	10.54	2,860	1.58%	0.49%	0.85%	17.69%	18.11%
Delaware VIP Emerging Markets, Standard Class
2023	296	12.08	12.23	3,608	1.67%	0.49%	0.85%	13.24%	12.83%
2022	355	10.67	10.84	3,788	4.29%	0.49%	0.85%	(25.94)%	(29.29)%
2021	368	14.41	15.33	5,439	0.33%	0.49%	0.85%	(2.17)%	(5.92)%
2020	359	15.32	15.67	5,469	0.80%	0.49%	0.85%	23.99%	24.52%
2019	349	12.30	12.64	4,355	0.71%	0.49%	0.85%	21.59%	22.04%
Delaware VIP International Series, Standard Class
2023	26	10.06	10.00	260	1.20%	0.49%	0.69%	13.03%	12.80%
2022	27	8.90	8.87	238	1.66%	0.49%	0.69%	(17.42)%	(18.07)%
2021	34	10.78	10.82	364	1.17%	0.49%	0.85%	6.34%	5.95%
2020	49	10.18	10.18	503	3.65%	0.49%	0.69%	1.78%	1.77%
Delaware VIP Small Cap Value Series, Standard Class
2023	380	18.38	54.69	19,030	0.96%	0.49%	0.85%	8.91%	8.52%
2022	407	16.87	50.40	18,830	0.84%	0.49%	0.85%	(10.09)%	(26.44)%
2021	475	18.77	68.52	23,786	0.85%	0.49%	0.85%	57.94%	30.16%
2020	506	14.42	43.38	19,148	1.50%	0.49%	0.85%	(2.73)%	(2.38)%
2019	543	14.77	44.60	22,310	1.05%	0.49%	0.85%	27.05%	27.51%
Dimensional VA US Targeted Value Portfolio
2023	117	22.15	21.73	2,584	1.53%	0.49%	0.69%	19.45%	19.21%
2022	133	18.54	18.23	2,470	1.38%	0.49%	0.69%	(3.22)%	(6.31)%
2021	135	19.16	19.45	2,618	1.42%	0.49%	0.69%	40.84%	36.90%
2020	158	13.99	13.81	2,205	1.87%	0.49%	0.69%	3.30%	3.51%
2019	171	13.52	13.37	2,311	1.54%	0.49%	0.69%	21.71%	21.96%
135

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

DWS Capital Growth VIP, Class A
2023	595	$33.40	$71.38	$29,894	0.07%	0.49%	0.85%	37.90%	37.41%
2022	646	24.22	51.95	23,573	0.09%	0.49%	0.85%	(29.16)%	(31.32)%
2021	717	34.20	75.64	37,814	0.21%	0.49%	0.85%	21.74%	18.88%
2020	877	28.77	62.13	36,771	0.53%	0.49%	0.85%	37.86%	38.37%
2019	972	20.79	45.07	29,819	0.42%	0.49%	0.85%	35.98%	36.46%
DWS Core Equity VIP, Class A
2023	347	27.70	50.93	14,725	0.91%	0.49%	0.85%	24.96%	24.51%
2022	310	22.17	40.90	10,806	0.80%	0.49%	0.85%	(13.61)%	(18.99)%
2021	339	25.66	50.49	14,036	0.77%	0.49%	0.85%	28.45%	21.33%
2020	364	21.15	39.31	12,127	1.48%	0.49%	0.85%	15.14%	15.59%
2019	472	18.30	34.14	13,086	1.11%	0.49%	0.85%	29.20%	29.66%
DWS CROCI U.S. VIP, Class A
2023	197	14.86	24.39	4,648	1.71%	0.49%	0.85%	20.17%	19.74%
2022	210	12.37	20.36	4,136	1.81%	0.49%	0.85%	(13.48)%	(18.85)%
2021	225	14.29	25.10	5,303	1.95%	0.49%	0.85%	29.86%	22.67%
2020	276	11.65	19.33	5,205	2.59%	0.49%	0.85%	(12.91)%	(12.60)%
2019	333	13.33	22.19	7,065	1.93%	0.49%	0.85%	31.83%	32.30%
DWS Global Small Cap VIP, Class A
2023	73	13.88	13.43	998	0.88%	0.49%	0.85%	23.96%	23.51%
2022	91	11.20	10.87	1,009	0.55%	0.49%	0.85%	(22.33)%	(26.63)%
2021	93	14.42	14.82	1,359	0.37%	0.49%	0.85%	16.97%	11.29%
2020	98	12.95	12.67	1,258	0.95%	0.49%	0.85%	16.52%	16.79%
2019	128	11.09	10.87	1,410	0.00%	0.49%	0.85%	20.27%	20.70%
DWS Small Cap Index VIP, Class A
2023	1,025	18.87	48.50	27,439	1.14%	0.49%	0.85%	16.19%	15.77%
2022	1,106	16.24	41.89	26,458	0.92%	0.49%	0.85%	(18.84)%	(21.31)%
2021	1,159	20.01	53.23	35,011	0.83%	0.49%	0.85%	13.53%	10.87%
2020	1,234	18.05	46.89	33,005	1.22%	0.49%	0.85%	18.43%	18.84%
2019	1,190	15.19	39.59	28,574	1.01%	0.49%	0.85%	24.16%	24.61%
136

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

DWS Small Mid Cap Growth VIP, Class A
2023	67	$18.23	$34.49	$1,498	0.03%	0.49%	0.85%	18.25%	17.83%
2022	74	15.42	29.27	1,415	0.00%	0.49%	0.85%	(26.39)%	(28.63)%
2021	74	20.94	41.01	1,965	0.04%	0.49%	0.85%	12.88%	10.23%
2020	84	19.00	36.33	1,919	0.05%	0.49%	0.85%	29.06%	29.51%
2019	88	14.67	28.15	1,699	0.00%	0.49%	0.85%	21.38%	21.82%
DWS Small Mid Cap Value VIP, Class A
2023	129	15.96	24.82	3,149	1.18%	0.49%	0.85%	14.39%	13.98%
2022	124	13.95	21.77	2,651	0.84%	0.49%	0.85%	(13.89)%	(19.09)%
2021	134	16.21	26.91	3,357	1.24%	0.49%	0.85%	33.51%	26.36%
2020	152	12.82	20.15	2,943	1.54%	0.49%	0.85%	(1.64)%	(1.27)%
2019	177	12.99	20.49	3,479	0.74%	0.49%	0.85%	20.48%	20.92%
Empower Aggressive Profile Fund, Investor Class
2023	14	14.69	14.56	204	3.19%	0.49%	0.65%	16.37%	16.19%
2022	14	12.62	12.53	182	1.82%	0.49%	0.65%	(14.46)%	(16.21)%
2021	5	14.76	14.95	67	5.73%	0.49%	0.85%	19.42%	17.34%
2020	4	12.58	12.52	55	1.65%	0.49%	0.65%	11.31%	11.49%
2019	4	11.28	11.25	48	2.07%	0.49%	0.65%	25.28%	25.49%
Empower Ariel Mid Cap Value Fund, Investor Class
2023	3	15.61	15.34	48	1.97%	0.49%	0.69%	9.91%	9.69%
2022	10	14.20	13.98	140	5.39%	0.49%	0.69%	(12.20)%	(14.68)%
2021	16	16.17	16.39	258	2.38%	0.49%	0.69%	26.95%	23.85%
2020	11	13.06	12.91	142	2.95%	0.49%	0.69%	8.31%	8.55%
2019	23	12.03	11.92	280	1.18%	0.49%	0.69%	23.46%	23.71%
Empower Bond Index Fund, Investor Class
2023	796	10.18	9.97	8,057	2.01%	0.49%	0.85%	4.51%	4.13%
2022	924	9.74	9.58	8,955	1.14%	0.49%	0.85%	(12.96)%	(15.53)%
2021	1,382	11.19	11.34	15,624	0.80%	0.49%	0.85%	(1.93)%	(4.14)%
2020	1,091	11.67	11.56	12,695	1.70%	0.49%	0.85%	6.25%	6.69%
2019	668	10.94	10.88	7,297	1.22%	0.49%	0.85%	7.17%	7.57%
137

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Empower Conservative Profile Fund, Investor Class
2023	312	$11.86	$11.62	$3,661	2.66%	0.49%	0.85%	7.72%	7.34%
2022	495	11.01	10.83	5,413	1.86%	0.49%	0.85%	(9.18)%	(11.87)%
2021	448	12.12	12.29	5,463	2.50%	0.49%	0.85%	6.86%	4.44%
2020	450	11.61	11.50	5,212	2.44%	0.49%	0.85%	7.29%	7.68%
2019	264	10.78	10.75	2,838	2.23%	0.49%	0.65%	10.81%	10.99%
Empower International Index Fund, Investor Class
2023	244	12.49	12.28	3,033	2.23%	0.49%	0.85%	16.94%	16.52%
2022	280	10.68	10.54	2,980	1.71%	0.49%	0.85%	(14.34)%	(16.27)%
2021	342	12.47	12.59	4,295	2.11%	0.49%	0.85%	10.87%	9.15%
2020	329	11.42	11.36	3,751	2.56%	0.49%	0.85%	6.61%	6.97%
2019	143	10.68	10.66	1,523	4.82%	0.49%	0.69%	6.63%	6.77%
Empower International Value Fund, Investor Class
2023	20	14.25	14.17	291	1.50%	0.49%	0.65%	17.45%	17.27%
2022	21	12.13	12.02	251	1.17%	0.49%	0.85%	(15.09)%	(16.40)%
2021	20	14.29	14.37	291	3.88%	0.49%	0.85%	10.40%	9.74%
2020	1	13.02	13.02	15	6.08%	0.65%	0.65%	30.20%	30.20%
Empower Lifetime 2015 Fund, Investor Class
2023	18	12.56	12.31	220	2.97%	0.49%	0.85%	9.80%	9.40%
2022	18	11.44	11.25	201	2.07%	0.49%	0.85%	(11.53)%	(14.15)%
2021	15	12.93	13.10	198	2.65%	0.49%	0.85%	7.95%	6.53%
2020	1	12.14	12.14	16	1.53%	0.49%	0.49%	10.44%	10.44%
2019	3	10.99	10.99	31	1.63%	0.49%	0.49%	14.60%	14.60%
Empower Lifetime 2020 Fund, Investor Class
2023	51	12.70	12.59	639	2.75%	0.49%	0.65%	10.43%	10.25%
2022	51	11.50	11.42	580	2.06%	0.49%	0.65%	(12.23)%	(14.02)%
2021	49	13.11	13.28	649	1.07%	0.49%	0.85%	9.10%	7.21%
2020	560	12.23	12.17	6,845	2.11%	0.49%	0.65%	10.57%	10.75%
2019	595	11.04	11.01	6,560	1.92%	0.49%	0.65%	15.68%	15.87%
138

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Empower Lifetime 2025 Fund, Investor Class
2023	45	$12.98	$12.86	$584	2.43%	0.49%	0.65%	11.36%	11.19%
2022	53	11.65	11.57	614	1.66%	0.49%	0.65%	(13.11)%	(14.89)%
2021	56	13.41	13.59	753	2.08%	0.49%	0.85%	10.10%	8.19%
2020	79	12.40	12.34	982	2.42%	0.49%	0.65%	11.51%	11.69%
2019	58	11.10	11.07	643	1.67%	0.49%	0.65%	17.24%	17.44%
Empower Lifetime 2030 Fund, Investor Class
2023	43	13.27	13.16	573	2.56%	0.49%	0.65%	12.52%	12.34%
2022	46	11.80	11.71	542	1.85%	0.49%	0.65%	(13.91)%	(15.67)%
2021	48	13.70	13.89	669	2.63%	0.49%	0.85%	11.53%	10.06%
2020	23	12.45	12.45	288	2.78%	0.65%	0.65%	11.87%	11.87%
2019	14	11.13	11.13	151	2.34%	0.65%	0.65%	19.23%	19.23%
Empower Lifetime 2035 Fund, Investor Class
2023	14	13.65	13.52	191	2.00%	0.49%	0.65%	13.84%	13.66%
2022	14	11.99	11.90	168	0.81%	0.49%	0.65%	(14.91)%	(16.66)%
2021	72	14.09	14.28	1,029	2.33%	0.49%	0.85%	13.39%	11.90%
2020	72	12.59	12.59	912	2.13%	0.65%	0.65%	12.52%	12.52%
2019	7	11.19	11.19	81	1.49%	0.65%	0.65%	21.38%	21.38%
Empower Lifetime 2040 Fund, Investor Class
2023	2	13.84	13.84	25	2.39%	0.65%	0.65%	14.98%	14.98%
2022	2	12.04	12.04	21	1.69%	0.65%	0.65%	(16.23)%	(17.33)%
2021	2	14.37	14.56	26	2.86%	0.49%	0.85%	15.04%	13.53%
2020	2	12.66	12.66	22	2.18%	0.65%	0.65%	12.91%	12.91%
2019	2	11.21	11.21	20	1.92%	0.65%	0.65%	23.03%	23.03%
Empower Lifetime 2045 Fund, Investor Class
2023	8	14.14	14.01	117	1.77%	0.49%	0.65%	16.16%	15.97%
2022	8	12.17	12.08	101	1.43%	0.49%	0.65%	(16.12)%	(17.84)%
2021	7	14.51	14.70	101	2.53%	0.49%	0.85%	15.94%	14.42%
2020	7	12.68	12.68	87	1.98%	0.65%	0.65%	13.15%	13.15%
139

	As of December 31						For the period ended December 31
Subaccount	Units (000’s)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)		Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High				Low	High	Low	High

Empower Lifetime 2050 Fund, Investor Class
2023	5		$14.17	$14.17	$67		2.24%	0.49%	0.49%	16.48%	16.48%
2022	5		12.16	12.16	57		1.62%	0.49%	0.49%	(16.25)%	(17.35)%
2021	5		14.52	14.72	69		1.04%	0.49%	0.85%	15.59%	14.07%
2020	5		12.73	12.73	60		2.22%	0.49%	0.49%	13.37%	13.37%
2019	5		11.23	11.23	53		1.89%	0.49%	0.49%	24.21%	24.21%
Empower Lifetime 2055 Fund, Investor Class
2023	8		14.09	13.97	111		1.24%	0.49%	0.65%	16.49%	16.30%
2022	8		12.10	12.01	95		0.98%	0.49%	0.65%	(16.44)%	(18.15)%
2021	8		14.48	14.67	116		2.18%	0.49%	0.85%	16.02%	14.01%
2020	8		12.70	12.65	100		2.27%	0.49%	0.65%	13.22%	13.39%
2019	2		11.20	11.20	21		1.24%	0.49%	0.49%	24.09%	24.09%
Empower Lifetime 2060 Fund, Investor Class
2023	5		14.62	14.51	74		4.65%	0.65%	0.85%	6.66%	15.98%
2022	0	*	12.51	12.51	0	*	2.01%	0.85%	0.85%	(17.80)%	(18.29)%
2021	0	*	15.22	15.31	0	*	2.56%	0.49%	0.85%	53.15%	52.23%
Empower Mid Cap Value Fund, Investor Class
2023	48		18.03	17.54	854		0.48%	0.49%	0.85%	14.59%	12.32%
2022	51		15.74	15.53	788		0.56%	0.49%	0.69%	(10.38)%	(13.35)%
2021	52		17.56	17.92	931		49.90%	0.49%	0.85%	30.75%	26.92%
2020	9		13.84	13.71	129		0.58%	0.49%	0.69%	(1.03)%	(0.82)%
2019	19		13.95	13.85	263		0.18%	0.49%	0.69%	19.67%	19.91%
Empower Moderate Profile Fund, Investor Class
2023	693		13.23	12.96	9,043		3.58%	0.49%	0.85%	11.39%	10.99%
2022	696		11.88	11.68	8,200		2.16%	0.49%	0.85%	(11.29)%	(13.91)%
2021	790		13.39	13.57	10,659		3.36%	0.49%	0.85%	12.51%	9.97%
2020	808		12.17	12.06	9,794		1.66%	0.49%	0.85%	10.32%	10.67%
2019	570		11.00	10.93	6,256		2.23%	0.49%	0.85%	16.52%	16.94%
140

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Empower Moderately Aggressive Profile Fund, Investor Class
2023	294	$13.71	$13.43	$4,004	2.21%	0.49%	0.85%	13.05%	12.64%
2022	332	12.13	11.93	3,999	1.57%	0.49%	0.85%	(12.36)%	(14.96)%
2021	323	13.84	14.02	4,511	4.59%	0.49%	0.85%	14.18%	12.20%
2020	324	12.34	12.28	3,978	2.61%	0.49%	0.65%	11.06%	11.23%
2019	140	11.09	11.06	1,552	2.31%	0.49%	0.65%	19.56%	19.76%
Empower Moderately Conservative Profile Fund, Investor Class
2023	371	12.50	12.25	4,600	3.01%	0.49%	0.85%	9.36%	8.97%
2022	448	11.43	11.24	5,085	1.71%	0.49%	0.85%	(10.07)%	(12.73)%
2021	514	12.71	12.88	6,589	3.22%	0.49%	0.85%	9.64%	7.17%
2020	443	11.86	11.75	5,235	1.41%	0.49%	0.85%	8.65%	9.00%
2019	257	10.88	10.81	2,787	2.80%	0.49%	0.85%	13.48%	13.90%
Empower Multi-Sector Bond Fund, Investor Class
2023	509	12.16	11.83	6,139	3.18%	0.49%	0.85%	7.35%	6.97%
2022	559	11.33	11.06	6,292	2.31%	0.49%	0.85%	(10.03)%	(13.94)%
2021	580	12.59	12.85	7,409	2.38%	0.49%	0.85%	2.10%	(1.63)%
2020	545	12.80	12.59	6,937	3.43%	0.49%	0.85%	8.15%	8.59%
2019	592	11.79	11.64	6,943	1.49%	0.49%	0.85%	10.80%	11.19%
Empower Real Estate Index Fund, Investor Class
2023	28	10.96	10.86	311	1.47%	0.65%	0.85%	12.57%	12.35%
2022	45	9.74	9.66	436	1.47%	0.65%	0.85%	(26.49)%	(27.41)%
2021	99	13.24	13.31	1,319	0.51%	0.65%	0.85%	43.85%	42.61%
2020	18	9.29	9.26	165	1.83%	0.65%	0.85%	(12.34)%	(12.14)%
2019	23	10.57	10.57	239	0.00%	0.65%	0.65%	5.73%	5.73%
Empower SecureFoundation Balanced Fund, Investor Class
2023	10,209	16.34	15.78	164,185	2.12%	0.49%	0.85%	12.63%	12.23%
2022	11,431	14.51	14.06	163,489	1.58%	0.49%	0.85%	(12.57)%	(17.52)%
2021	12,456	16.59	17.05	209,752	2.02%	0.49%	0.85%	13.23%	7.60%
2020	13,293	15.42	15.06	202,756	2.28%	0.49%	0.85%	12.97%	13.39%
2019	13,966	13.60	13.33	188,537	1.97%	0.49%	0.85%	16.80%	17.22%
141

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Empower Small Cap Value Fund, Investor Class
2023	62	$16.08	$15.89	$993	0.05%	0.49%	0.85%	17.24%	16.82%
2022	67	13.71	13.61	916	0.05%	0.49%	0.85%	(10.09)%	(11.17)%
2021	87	15.25	15.32	1,327	4.39%	0.49%	0.85%	30.12%	29.48%
2020	10	11.78	11.77	116	0.00%	0.49%	0.85%	17.72%	17.80%
Empower T. Rowe Price Mid Cap Growth Fund, Investor Class
2023	103	18.52	18.27	1,884	0.00%	0.49%	0.69%	19.34%	19.10%
2022	120	15.52	15.34	1,849	0.02%	0.49%	0.69%	(21.87)%	(24.04)%
2021	141	19.86	20.20	2,841	0.18%	0.49%	0.85%	15.11%	12.36%
2020	120	17.67	17.55	2,110	0.00%	0.49%	0.69%	23.26%	23.51%
2019	111	14.31	14.23	1,583	0.01%	0.49%	0.85%	30.38%	30.63%
Federated Hermes Fund for U.S. Government Securities II
2023	1,469	10.08	19.09	21,077	2.57%	0.49%	0.85%	3.68%	3.31%
2022	1,870	9.73	18.48	25,923	1.86%	0.49%	0.85%	(10.56)%	(13.29)%
2021	2,009	10.88	21.31	31,779	2.09%	0.49%	0.85%	(2.87)%	(5.15)%
2020	2,257	11.47	21.94	36,983	2.41%	0.49%	0.85%	4.33%	4.71%
2019	1,933	10.95	21.03	31,095	2.35%	0.49%	0.85%	5.00%	5.39%
Federated Hermes Managed Volatility Fund II
2023	63	29.29	29.29	1,864	1.93%	0.85%	0.85%	7.76%	7.76%
2022	70	27.18	27.18	1,910	1.87%	0.85%	0.85%	(14.48)%	(14.48)%
2021	72	31.78	31.78	2,275	1.83%	0.85%	0.85%	17.51%	17.51%
2020	77	27.05	27.05	2,086	2.77%	0.85%	0.85%	0.09%	0.09%
2019	80	27.02	27.02	2,225	2.09%	0.85%	0.85%	19.21%	19.21%
Franklin Small Cap Value VIP Fund, Class 2
2023	175	18.72	29.27	4,171	0.52%	0.49%	0.85%	12.20%	11.79%
2022	175	16.68	26.18	3,788	1.00%	0.49%	0.85%	(8.02)%	(13.58)%
2021	158	18.14	30.30	3,870	1.03%	0.49%	0.85%	28.26%	21.38%
2020	241	14.94	23.62	4,529	1.73%	0.49%	0.85%	4.28%	4.64%
2019	204	14.28	22.65	3,906	1.06%	0.49%	0.85%	25.28%	25.74%
142

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio, Service Shares
2023	5	$11.81	$11.63	$58	6.66%	0.49%	0.69%	7.24%	7.03%
2022	5	11.01	10.87	54	3.12%	0.49%	0.69%	(5.07)%	(8.22)%
2021	7	11.60	11.84	80	1.50%	0.49%	0.85%	5.30%	2.21%
2020	7	11.35	11.24	77	1.14%	0.49%	0.69%	5.96%	6.16%
2019	14	10.69	10.61	147	2.39%	0.49%	0.69%	8.08%	8.29%
Invesco Oppenheimer V.I. International Growth Fund, Series I
2023	476	13.49	28.33	11,001	0.58%	0.49%	0.85%	20.47%	20.04%
2022	546	11.20	23.60	10,664	0.00%	0.49%	0.85%	(25.48)%	(30.12)%
2021	577	15.03	33.77	15,361	0.00%	0.49%	0.85%	12.99%	6.72%
2020	657	14.08	29.88	15,561	1.01%	0.49%	0.85%	20.50%	20.95%
2019	760	11.64	24.80	14,740	1.05%	0.49%	0.85%	27.51%	27.97%
Invesco V.I. Comstock Fund, Series I
2023	210	21.59	37.28	6,766	1.74%	0.49%	0.85%	11.81%	11.41%
2022	271	19.31	33.46	7,611	1.88%	0.49%	0.85%	3.42%	(3.02)%
2021	191	18.67	34.50	5,738	1.80%	0.49%	0.85%	36.71%	29.13%
2020	212	14.46	25.24	5,039	2.56%	0.49%	0.85%	(1.69)%	(1.30)%
2019	239	14.65	25.67	5,534	1.98%	0.49%	0.85%	24.24%	24.69%
Invesco V.I. Core Equity Fund, Series I
2023	64	55.31	55.31	3,533	0.74%	0.85%	0.85%	22.32%	22.32%
2022	66	45.22	45.22	3,015	0.92%	0.85%	0.85%	(21.22)%	(21.22)%
2021	68	57.40	57.40	3,921	0.66%	0.85%	0.85%	26.66%	26.66%
2020	72	45.32	45.32	3,283	1.40%	0.85%	0.85%	12.90%	12.90%
2019	82	40.14	40.14	3,371	0.93%	0.85%	0.85%	27.87%	27.87%
Invesco V.I. EQV International Equity Fund, Series I
2023	645	13.97	19.65	11,950	0.19%	0.49%	0.85%	17.57%	17.15%
2022	723	11.88	16.77	11,312	1.71%	0.49%	0.85%	(16.45)%	(21.50)%
2021	762	14.22	21.37	14,696	1.25%	0.49%	0.85%	8.34%	2.53%
2020	796	13.87	19.72	14,640	2.47%	0.49%	0.85%	13.01%	13.42%
2019	934	12.23	17.45	15,181	1.58%	0.49%	0.85%	27.48%	27.95%
143

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Invesco V.I. Global Fund, Series I
2023	692	$20.86	$57.59	$30,516	0.22%	0.49%	0.85%	34.08%	33.60%
2022	746	15.56	43.10	24,757	0.00%	0.49%	0.85%	(30.22)%	(32.34)%
2021	778	22.30	63.71	38,708	0.00%	0.49%	0.85%	14.51%	11.83%
2020	838	19.94	55.64	36,420	0.75%	0.49%	0.85%	26.56%	27.00%
2019	911	15.70	43.96	31,578	0.89%	0.49%	0.85%	30.67%	31.14%
Invesco V.I. Growth and Income Fund, Series I
2023	255	20.32	35.75	8,735	1.56%	0.49%	0.85%	12.11%	11.71%
2022	279	18.12	32.00	8,600	1.65%	0.49%	0.85%	(3.61)%	(9.59)%
2021	293	18.80	35.40	9,622	1.50%	0.49%	0.85%	31.71%	24.43%
2020	340	15.11	26.88	8,758	2.29%	0.49%	0.85%	1.23%	1.62%
2019	419	14.87	26.55	10,482	1.79%	0.49%	0.85%	24.13%	24.57%
Invesco V.I. High Yield Fund, Series I
2023	209	12.59	28.43	4,138	5.08%	0.49%	0.85%	9.64%	9.25%
2022	199	11.48	26.02	3,793	4.60%	0.49%	0.85%	(7.50)%	(10.32)%
2021	212	12.42	29.01	4,443	4.88%	0.49%	0.85%	3.50%	1.07%
2020	206	12.28	28.03	4,078	5.03%	0.49%	0.85%	2.46%	2.79%
2019	660	11.95	27.36	9,672	8.76%	0.49%	0.85%	12.55%	12.95%
Invesco V.I. Main Street Mid Cap Fund
2023	43	33.41	32.45	1,358	0.27%	0.65%	0.85%	13.73%	13.50%
2022	50	29.38	28.59	1,414	0.35%	0.65%	0.85%	66.98%	(17.11)%
2021	61	17.59	34.49	2,039	0.45%	0.49%	0.85%	25.34%	(37.54)%
2020	62	28.17	27.52	1,696	0.68%	0.65%	0.85%	8.34%	8.55%
2019	81	25.95	25.40	2,040	0.49%	0.65%	0.85%	24.21%	24.47%
Invesco V.I. Main Street Small Cap Fund
2023	94	22.00	21.52	2,045	1.08%	0.49%	0.85%	17.55%	17.13%
2022	113	18.72	18.38	2,095	0.54%	0.49%	0.85%	(13.92)%	(17.81)%
2021	110	21.75	22.36	2,442	0.33%	0.49%	0.85%	23.39%	18.67%
2020	130	18.32	18.12	2,364	0.72%	0.49%	0.85%	18.91%	19.38%
2019	128	15.35	15.05	1,961	0.21%	0.49%	0.85%	25.40%	25.86%
144

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Invesco V.I. Small Cap Equity Fund, Series I
2023	76	$18.59	$40.82	$2,232	0.00%	0.49%	0.85%	16.01%	15.59%
2022	81	16.03	35.32	2,059	0.00%	0.49%	0.85%	(18.71)%	(23.15)%
2021	100	19.72	45.96	3,131	0.17%	0.49%	0.85%	22.45%	16.59%
2020	109	16.91	37.53	2,892	0.38%	0.49%	0.85%	26.16%	26.58%
2019	134	13.36	29.75	2,770	0.00%	0.49%	0.85%	25.52%	25.98%
Invesco V.I. Technology Fund, Series I
2023	230	29.16	57.78	4,039	0.00%	0.49%	0.85%	46.23%	45.70%
2022	238	19.94	39.66	2,817	0.00%	0.49%	0.85%	58.83%	(40.46)%
2021	262	12.55	66.61	5,552	0.00%	0.49%	0.85%	13.44%	(57.16)%
2020	280	29.31	58.71	5,358	0.00%	0.49%	0.85%	44.90%	45.38%
2019	327	20.16	40.52	4,354	0.00%	0.49%	0.85%	34.73%	35.21%
Janus Aspen Series Janus Henderson Flexible Bond Portfolio
2023	967	11.09	23.37	13,790	4.30%	0.49%	0.85%	4.99%	4.61%
2022	949	10.56	22.34	13,244	2.41%	0.49%	0.85%	(12.77)%	(14.39)%
2021	1,155	12.10	26.09	18,450	1.99%	0.49%	0.85%	(1.74)%	(2.87)%
2020	1,474	12.46	26.55	23,682	3.07%	0.49%	0.85%	9.54%	9.99%
2019	1,319	11.33	24.24	20,398	3.32%	0.49%	0.85%	8.65%	9.03%
Janus Aspen Series Janus Henderson Flexible Bond Portfolio, Service Shares
2023	2,077	10.66	15.81	32,361	3.65%	0.65%	0.85%	4.61%	4.40%
2022	2,105	10.19	15.14	31,510	1.98%	0.65%	0.85%	(13.15)%	(17.10)%
2021	2,316	11.74	18.26	40,373	1.62%	0.65%	0.85%	0.97%	(3.23)%
2020	2,414	12.13	18.09	43,045	2.60%	0.65%	0.85%	9.35%	9.58%
2019	2,426	11.07	16.54	40,404	1.47%	0.65%	0.85%	8.35%	8.57%
Janus Aspen Series Janus Henderson Overseas Portfolio, Institutional Shares
2023	82	36.28	36.28	3,006	1.52%	0.85%	0.85%	9.94%	9.94%
2022	87	33.00	33.00	2,908	1.75%	0.85%	0.85%	(9.38)%	(9.38)%
2021	95	36.42	36.42	3,494	1.14%	0.85%	0.85%	12.62%	12.62%
2020	106	32.33	32.33	3,432	1.47%	0.85%	0.85%	15.32%	15.32%
2019	114	28.04	28.04	3,228	1.91%	0.85%	0.85%	25.94%	25.94%
145

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Janus Aspen Series Janus Henderson Research Portfolio, Institutional Shares
2023	131	$76.01	$76.01	$10,023	0.14%	0.85%	0.85%	41.96%	41.96%
2022	140	53.54	53.54	7,574	0.16%	0.85%	0.85%	(30.48)%	(30.48)%
2021	147	77.02	77.02	11,410	0.10%	0.85%	0.85%	19.31%	19.31%
2020	156	64.55	64.55	10,102	0.59%	0.85%	0.85%	31.82%	31.82%
2019	161	48.97	48.97	8,224	0.45%	0.85%	0.85%	34.37%	34.37%
Janus Henderson Balanced Fund, Class I
2023	591	19.80	44.41	15,823	2.09%	0.49%	0.85%	14.85%	14.44%
2022	640	17.24	38.81	14,918	1.23%	0.49%	0.85%	(15.54)%	(18.85)%
2021	692	20.41	47.82	19,497	0.90%	0.49%	0.85%	18.71%	14.86%
2020	761	17.77	40.29	17,874	2.62%	0.49%	0.85%	13.35%	13.78%
2019	820	15.62	35.54	17,218	1.89%	0.49%	0.85%	21.55%	21.99%
Janus Henderson Global Research Fund, Class I
2023	461	21.77	51.82	14,505	0.92%	0.49%	0.85%	26.16%	25.71%
2022	502	17.26	41.23	12,686	1.04%	0.49%	0.85%	(17.58)%	(20.09)%
2021	533	20.94	51.59	16,764	0.52%	0.49%	0.85%	17.09%	14.34%
2020	545	18.31	44.06	14,815	0.89%	0.49%	0.85%	19.05%	19.45%
2019	561	15.33	37.01	13,032	1.01%	0.49%	0.85%	27.95%	28.41%
Janus Henderson Overseas Fund, Class S
2023	104	13.55	13.55	1,438	1.34%	0.85%	0.85%	9.65%	9.65%
2022	121	12.36	12.36	1,529	1.68%	0.85%	0.85%	(9.61)%	(9.61)%
2021	131	13.67	13.67	1,819	1.07%	0.85%	0.85%	12.33%	12.33%
2020	140	12.17	12.17	1,720	1.51%	0.85%	0.85%	15.03%	15.03%
2019	102	10.58	10.58	1,135	1.72%	0.85%	0.85%	25.64%	25.64%
Janus Henderson VIT Balanced Portfolio, Service Shares
2023	5,523	19.04	30.04	127,207	1.78%	0.65%	0.85%	14.39%	14.16%
2022	5,900	16.65	26.32	118,841	0.96%	0.65%	0.85%	(15.89)%	(19.71)%
2021	6,467	19.79	32.78	157,249	0.66%	0.65%	0.85%	19.37%	14.40%
2020	7,051	17.30	27.46	147,185	2.27%	0.65%	0.85%	13.07%	13.29%
2019	6,873	24.91	15.10	130,851	0.36%	0.65%	0.85%	21.24%	21.48%
146

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares
2023	32	$45.75	$44.88	$1,433	0.00%	0.49%	0.69%	53.79%	53.49%
2022	40	29.75	29.24	1,193	0.00%	0.49%	0.69%	(36.30)%	(38.33)%
2021	42	46.70	47.42	1,958	0.20%	0.49%	0.69%	18.99%	15.67%
2020	41	40.37	39.85	1,634	0.00%	0.49%	0.69%	50.14%	50.48%
2019	11	26.83	26.54	306	0.45%	0.49%	0.69%	44.18%	44.47%
Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares
2023	353	44.05	44.72	15,764	0.00%	0.65%	0.85%	53.28%	52.98%
2022	349	28.74	29.23	10,158	0.00%	0.65%	0.85%	(36.58)%	(38.60)%
2021	450	45.31	47.61	20,984	0.11%	0.65%	0.85%	18.55%	15.22%
2020	442	39.32	40.16	17,657	0.00%	0.65%	0.85%	49.47%	49.74%
2019	345	26.26	26.87	9,259	0.42%	0.65%	0.85%	43.59%	43.88%
Lazard Retirement Emerging Markets Equity Portfolio
2023	680	10.96	19.29	11,064	4.77%	0.49%	0.85%	21.68%	21.24%
2022	747	9.01	15.91	10,119	3.31%	0.49%	0.85%	(13.19)%	(17.94)%
2021	794	10.38	19.39	12,637	1.81%	0.49%	0.85%	7.26%	2.12%
2020	869	10.16	18.08	13,337	2.85%	0.49%	0.85%	(2.12)%	(1.75)%
2019	920	10.34	18.47	14,628	0.90%	0.49%	0.85%	17.14%	17.56%
Lord Abbett Series Fund Short Duration Income Portfolio
2023	303	10.44	10.31	3,154	5.30%	0.49%	0.85%	4.54%	4.16%
2022	240	9.99	9.90	2,394	2.49%	0.49%	0.85%	(4.95)%	(6.43)%
2021	303	10.51	10.57	3,200	2.87%	0.49%	0.85%	0.27%	(0.47)%
2020	149	10.56	10.55	1,569	8.28%	0.49%	0.69%	5.46%	5.61%
LVIP Baron Growth Opportunities Fund, Service Class
2023	328	23.89	78.82	19,844	0.00%	0.49%	0.85%	17.23%	16.81%
2022	353	20.38	67.48	18,522	0.00%	0.49%	0.85%	(24.14)%	(26.46)%
2021	425	26.86	91.75	30,659	0.00%	0.49%	0.85%	17.71%	14.95%
2020	465	23.37	77.94	28,474	0.00%	0.49%	0.85%	32.94%	33.39%
2019	537	17.52	58.63	24,580	0.00%	0.49%	0.85%	35.23%	35.71%
147

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

LVIP Delaware SMID Cap Core Fund, Standard Class
2023	172	$23.03	$55.22	$6,998	1.07%	0.49%	0.85%	15.88%	15.47%
2022	202	19.88	47.82	6,966	0.43%	0.49%	0.85%	(11.77)%	(17.26)%
2021	228	22.53	57.80	9,405	0.93%	0.49%	0.85%	26.27%	19.26%
2020	334	18.89	45.77	10,381	0.55%	0.49%	0.85%	10.14%	10.52%
2019	288	17.09	41.56	9,101	0.60%	0.49%	0.85%	28.53%	29.00%
LVIP Delaware Value Fund, Standard Class
2023	68	15.42	15.05	1,046	1.68%	0.49%	0.85%	2.99%	2.62%
2022	75	14.97	14.80	1,124	1.64%	0.49%	0.69%	(2.84)%	(4.83)%
2021	101	15.41	15.55	1,564	6.30%	0.49%	0.69%	23.44%	20.69%
2020	82	12.77	12.60	1,043	2.39%	0.49%	0.85%	(0.41)%	(0.11)%
2019	66	12.78	12.65	838	1.30%	0.49%	0.85%	18.95%	19.39%
LVIP JPMorgan Core Bond Fund, Standard Class
2023	100	9.34	9.27	933	3.58%	0.49%	0.69%	5.39%	5.18%
2022	38	8.86	8.82	337	1.89%	0.49%	0.69%	(14.60)%	(13.47)%
2021	62	10.38	10.19	631	1.87%	0.49%	0.85%	(1.71)%	0.00%
2020	36	10.38	10.37	378	0.00%	0.49%	0.69%	3.66%	3.80%
LVIP JPMorgan Small Cap Core Fund, Standard Class
2023	112	18.85	50.32	3,035	1.42%	0.49%	0.85%	12.55%	12.15%
2022	101	16.75	44.87	2,587	0.45%	0.49%	0.85%	(17.51)%	(20.03)%
2021	110	20.31	56.12	3,588	0.58%	0.49%	0.85%	20.36%	17.52%
2020	112	17.28	46.62	3,038	1.10%	0.49%	0.85%	12.73%	13.10%
2019	116	15.28	41.36	3,094	0.42%	0.49%	0.85%	23.52%	23.97%
MFS Blended Research Small Cap Equity Portfolio, Initial Class
2023	21	13.23	13.01	282	0.76%	0.49%	0.85%	18.38%	17.95%
2022	14	11.18	11.03	152	0.75%	0.49%	0.85%	(17.99)%	(19.84)%
2021	15	13.63	13.76	202	0.93%	0.49%	0.85%	29.44%	27.77%
2020	10	10.67	10.63	110	1.04%	0.49%	0.69%	1.52%	1.73%
2019	4	10.47	10.47	41	0.71%	0.65%	0.69%	4.69%	4.72%
148

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

MFS Core Equity Portfolio, Service Class
2023	4	$16.14	$16.05	$70	0.32%	0.49%	0.65%	5.04%	22.00%
2022	4	13.16	13.16	51	0.09%	0.65%	0.65%	(17.74)%	(18.24)%
2021	4	15.99	16.09	65	0.32%	0.49%	0.85%	24.58%	23.83%
2020	4	12.92	12.92	52	0.00%	0.65%	0.65%	29.15%	29.15%
MFS International Growth Portfolio, Initial Class
2023	134	13.20	12.98	1,755	1.08%	0.49%	0.85%	14.16%	13.75%
2022	125	11.56	11.41	1,441	0.62%	0.49%	0.85%	(14.55)%	(16.48)%
2021	91	13.53	13.66	1,238	0.56%	0.49%	0.85%	9.39%	7.69%
2020	74	12.56	12.49	932	2.18%	0.49%	0.85%	14.87%	15.24%
2019	15	10.90	10.87	168	0.36%	0.49%	0.85%	8.71%	8.97%
MFS International Intrinsic Value Portfolio, Service Class
2023	1,321	17.38	35.05	35,199	0.47%	0.49%	0.85%	16.80%	16.38%
2022	1,406	14.88	30.12	31,926	0.49%	0.49%	0.85%	(22.02)%	(26.29)%
2021	1,566	19.09	40.86	46,747	0.14%	0.49%	0.85%	12.15%	6.78%
2020	1,638	17.87	36.44	44,955	0.85%	0.49%	0.85%	19.19%	19.64%
2019	1,715	14.94	30.57	40,434	1.47%	0.49%	0.85%	24.59%	25.05%
MFS Mid Cap Value Portfolio, Initial Class
2023	54	17.27	16.86	922	1.78%	0.49%	0.85%	12.18%	11.77%
2022	71	15.39	15.08	1,081	0.98%	0.49%	0.85%	(7.69)%	(11.07)%
2021	68	16.67	16.96	1,153	0.82%	0.49%	0.85%	32.09%	28.17%
2020	51	13.01	12.84	654	1.38%	0.49%	0.85%	2.95%	3.33%
2019	45	12.59	12.47	563	1.27%	0.49%	0.85%	30.01%	30.48%
MFS Utilities Series, Service Class
2023	286	15.49	22.03	5,834	2.88%	0.49%	0.85%	(2.81)%	(3.16)%
2022	382	15.94	22.74	8,214	2.34%	0.49%	0.85%	2.78%	(3.05)%
2021	319	15.51	23.46	6,738	1.55%	0.49%	0.85%	15.98%	10.19%
2020	354	14.08	20.23	6,653	2.26%	0.49%	0.85%	4.74%	5.13%
2019	435	13.39	19.31	7,837	4.29%	0.49%	0.85%	23.75%	24.19%
149

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
2023	51	$51.16	$51.16	$2,659	2.26%	0.85%	0.85%	13.55%	13.55%
2022	59	45.05	45.05	2,699	1.22%	0.85%	0.85%	(27.67)%	(27.67)%
2021	65	62.29	62.29	4,140	2.00%	0.85%	0.85%	38.62%	38.62%
2020	80	44.94	44.94	3,652	2.95%	0.85%	0.85%	(17.56)%	(17.56)%
2019	86	54.51	54.51	4,971	1.87%	0.85%	0.85%	17.94%	17.93%
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class S
2023	29	16.12	23.62	641	0.50%	0.49%	0.85%	10.15%	9.75%
2022	34	14.64	21.52	661	0.15%	0.49%	0.85%	(7.90)%	(13.44)%
2021	34	15.89	24.86	735	0.26%	0.49%	0.85%	35.54%	28.31%
2020	34	12.39	18.34	566	0.77%	0.49%	0.85%	(3.66)%	(3.31)%
2019	39	12.81	19.04	660	0.22%	0.49%	0.85%	15.43%	15.86%
Neuberger Berman AMT Sustainable Equity Portfolio, Class S
2023	34	21.53	21.53	728	0.07%	0.49%	0.49%	25.95%	25.95%
2022	42	17.09	17.09	714	0.12%	0.49%	0.49%	(17.96)%	(19.05)%
2021	42	20.84	21.12	883	0.18%	0.49%	0.69%	22.56%	20.94%
2020	42	17.23	17.23	720	0.41%	0.49%	0.49%	18.66%	18.66%
2019	46	14.52	14.52	661	0.30%	0.49%	0.49%	24.97%	24.97%
NVIT Mid Cap Index Fund, Class II
2023	513	21.16	58.46	20,730	1.08%	0.49%	0.85%	15.25%	14.84%
2022	532	18.36	50.91	18,965	1.00%	0.49%	0.85%	(11.59)%	(16.27)%
2021	565	20.77	60.80	23,139	1.11%	0.49%	0.85%	25.87%	20.07%
2020	612	17.30	48.30	20,309	1.06%	0.49%	0.85%	11.89%	12.25%
2019	712	15.41	43.17	22,392	1.14%	0.49%	0.85%	24.35%	24.80%
PIMCO Commodity RealReturn Strategy Portfolio, Admin Class
2023	327	8.03	7.76	2,575	17.51%	0.49%	0.85%	(8.30)%	(8.63)%
2022	416	8.76	8.49	3,588	22.01%	0.49%	0.85%	11.32%	4.79%
2021	306	7.87	8.10	2,443	4.59%	0.49%	0.85%	35.88%	28.83%
2020	205	6.11	5.96	1,241	6.88%	0.49%	0.85%	0.73%	0.94%
2019	231	6.05	5.92	1,390	4.51%	0.49%	0.85%	10.49%	10.90%

150

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

PIMCO Emerging Markets Bond Portfolio, Admin Class
2023	66	$10.70	$10.44	$708	5.71%	0.49%	0.85%	10.57%	10.17%
2022	71	9.67	9.48	683	4.82%	0.49%	0.85%	(14.73)%	(17.79)%
2021	66	11.34	11.53	760	4.48%	0.49%	0.85%	(2.32)%	(4.63)%
2020	69	11.89	11.81	791	5.03%	0.49%	0.69%	5.98%	6.19%
2019	51	11.20	11.14	569	4.42%	0.49%	0.69%	13.97%	14.20%
PIMCO High Yield Portfolio, Admin Class
2023	969	13.79	27.11	22,879	5.67%	0.49%	0.85%	11.67%	11.27%
2022	1,196	12.34	24.36	25,371	5.03%	0.49%	0.85%	(8.23)%	(29.86)%
2021	1,764	13.45	34.73	37,942	4.45%	0.49%	0.85%	30.32%	0.32%
2020	1,630	13.41	26.65	34,247	5.28%	0.49%	0.85%	4.84%	5.24%
2019	1,408	12.74	25.42	32,438	4.94%	0.49%	0.85%	13.76%	14.15%
PIMCO Low Duration Portfolio, Admin Class
2023	4,639	10.33	13.42	58,442	3.60%	0.49%	0.85%	4.46%	4.09%
2022	5,090	9.89	12.89	61,148	1.65%	0.49%	0.85%	(3.60)%	(9.57)%
2021	5,897	10.26	14.26	75,872	0.52%	0.49%	0.85%	1.53%	(4.07)%
2020	5,946	10.70	14.04	78,240	1.31%	0.49%	0.85%	2.14%	2.48%
2019	6,209	10.44	13.75	81,066	2.77%	0.49%	0.85%	3.15%	3.52%
PIMCO Real Return Portfolio, Admin Class
2023	264	11.22	11.15	2,954	3.00%	0.49%	0.85%	3.16%	2.79%
2022	284	10.88	10.84	3,078	6.28%	0.49%	0.85%	(11.00)%	(13.61)%
2021	306	12.22	12.55	3,794	4.97%	0.49%	0.85%	5.86%	3.49%
2020	296	11.81	11.86	3,516	1.60%	0.49%	0.85%	10.73%	11.19%
2019	287	10.62	10.71	3,059	1.69%	0.49%	0.85%	7.52%	7.90%
PIMCO Total Return Portfolio, Admin Class
2023	7,602	10.96	16.61	108,412	3.56%	0.49%	0.85%	5.42%	5.04%
2022	7,843	10.39	15.81	106,703	2.60%	0.49%	0.85%	(12.35)%	(17.80)%
2021	8,818	11.86	19.24	139,410	1.82%	0.49%	0.85%	1.21%	(4.40)%
2020	9,223	12.41	19.01	149,444	2.31%	0.49%	0.85%	7.70%	8.16%
2019	9,011	11.47	17.65	137,172	3.00%	0.49%	0.85%	7.43%	7.82%

151

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Pioneer Bond VCT Portfolio
2023	162	$10.73	$10.61	$1,732	4.02%	0.49%	0.69%	6.44%	6.22%
2022	129	10.08	9.99	1,302	2.42%	0.49%	0.69%	(13.49)%	(15.41)%
2021	159	11.66	11.81	1,879	2.29%	0.49%	0.85%	0.84%	(1.41)%
2020	122	11.82	11.71	1,435	3.29%	0.49%	0.69%	7.55%	8.18%
2019	119	10.93	10.89	1,297	3.04%	0.49%	0.69%	8.53%	8.74%
Pioneer Fund VCT Portfolio, Class I
2023	97	29.04	57.62	4,635	0.86%	0.49%	0.85%	28.30%	27.84%
2022	106	22.64	45.07	4,083	0.65%	0.49%	0.85%	(17.67)%	(20.18)%
2021	110	27.50	56.46	5,330	0.32%	0.49%	0.85%	26.90%	23.92%
2020	170	22.19	44.49	5,141	0.78%	0.49%	0.85%	23.22%	23.68%
2019	189	17.94	36.11	5,051	1.07%	0.49%	0.85%	30.22%	30.69%
Pioneer Mid Cap Value VCT Portfolio, Class II
2023	63	18.03	26.58	1,671	1.73%	0.49%	0.85%	11.66%	11.26%
2022	68	16.15	23.89	1,631	1.39%	0.49%	0.85%	(3.75)%	(9.56)%
2021	59	16.78	26.41	1,527	0.83%	0.49%	0.85%	32.36%	25.27%
2020	63	13.39	19.95	1,250	1.06%	0.49%	0.85%	1.03%	1.37%
2019	73	13.21	19.75	1,448	1.09%	0.49%	0.85%	27.00%	27.46%
Pioneer Select Mid Cap Growth VCT Portfolio, Class I
2023	144	21.36	47.28	5,507	0.00%	0.49%	0.85%	18.19%	17.77%
2022	163	18.07	40.15	5,245	0.00%	0.49%	0.85%	(29.50)%	(31.64)%
2021	178	25.63	58.73	8,306	0.00%	0.49%	0.85%	7.15%	4.64%
2020	206	24.49	54.81	8,766	0.00%	0.49%	0.85%	37.98%	38.53%
2019	221	17.68	39.72	7,307	0.00%	0.49%	0.85%	31.96%	32.43%
Prudential Series Fund Equity Portfolio, Class II
2023	33	50.86	49.40	1,643	0.00%	0.65%	0.85%	31.13%	30.87%
2022	41	38.79	37.74	1,557	0.00%	0.65%	0.85%	57.32%	(27.88)%
2021	42	24.66	52.33	2,138	0.00%	0.49%	0.85%	21.91%	(43.89)%
2020	43	43.94	42.93	1,828	0.00%	0.65%	0.85%	27.40%	27.66%
2019	46	34.42	26.83	1,559	0.00%	0.65%	0.85%	27.28%	27.53%
152

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Prudential Series Fund Natural Resources Portfolio, Class II
2023	29	$9.49	$15.38	$430	0.00%	0.49%	0.85%	1.09%	0.72%
2022	32	9.39	15.27	464	0.00%	0.49%	0.85%	22.80%	17.50%
2021	41	7.64	12.99	511	0.00%	0.49%	0.85%	27.15%	22.54%
2020	49	6.24	10.22	485	0.00%	0.49%	0.85%	10.83%	11.20%
2019	63	5.61	9.22	573	0.00%	0.49%	0.85%	9.32%	9.71%
Putnam VT Core Equity Fund, Class IA
2023	88	28.73	28.45	2,511	0.69%	0.49%	0.85%	27.73%	27.28%
2022	67	22.49	22.35	1,499	1.38%	0.49%	0.85%	(13.62)%	(17.53)%
2021	58	26.04	27.10	1,550	0.95%	0.49%	0.85%	32.22%	27.16%
2020	58	20.48	20.50	1,193	1.33%	0.49%	0.85%	16.64%	17.08%
2019	59	17.49	17.14	1,028	1.35%	0.49%	0.85%	30.89%	31.36%
Putnam VT Global Asset Allocation Fund, Class IA
2023	44	16.53	16.08	714	1.92%	0.49%	0.85%	17.21%	16.79%
2022	56	14.10	13.77	770	1.66%	0.49%	0.85%	(14.50)%	(18.22)%
2021	59	16.49	16.83	973	0.91%	0.49%	0.85%	15.62%	11.39%
2020	61	14.81	14.56	890	2.29%	0.49%	0.85%	11.66%	12.01%
2019	64	13.22	13.04	838	1.82%	0.49%	0.85%	16.42%	16.84%
Putnam VT Global Health Care Fund, Class IB
2023	126	23.32	35.27	4,317	0.31%	0.49%	0.85%	8.60%	8.21%
2022	140	21.47	32.60	4,438	0.41%	0.49%	0.85%	(2.51)%	(7.47)%
2021	153	22.02	35.23	5,163	1.09%	0.49%	0.85%	20.94%	15.61%
2020	160	19.05	29.13	4,566	0.53%	0.49%	0.85%	15.27%	15.73%
2019	188	16.46	25.27	4,690	0.00%	0.49%	0.85%	29.19%	29.66%
Putnam VT Income Fund, Class IA
2023	488	10.41	10.09	5,029	5.97%	0.49%	0.85%	4.45%	4.07%
2022	502	9.96	9.69	4,952	5.90%	0.49%	0.85%	(11.81)%	(16.25)%
2021	551	11.30	11.57	6,332	1.62%	0.49%	0.85%	(2.94)%	(7.16)%
2020	550	12.17	11.93	6,656	5.33%	0.49%	0.85%	5.07%	5.47%
2019	819	11.54	11.35	9,414	2.14%	0.49%	0.85%	11.29%	11.70%

153

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Putnam VT International Equity Fund, Class IA
2023	102	$15.49	$15.07	$1,561	0.26%	0.49%	0.85%	18.28%	17.85%
2022	100	13.10	12.79	1,299	1.81%	0.49%	0.85%	(13.24)%	(17.02)%
2021	97	15.10	15.41	1,482	1.38%	0.49%	0.85%	10.40%	6.36%
2020	109	14.20	13.96	1,537	1.96%	0.49%	0.85%	11.40%	11.77%
2019	108	12.70	12.53	1,364	1.61%	0.49%	0.85%	24.49%	24.95%
Putnam VT International Value Fund, Class IA
2023	84	14.44	14.00	1,207	1.62%	0.49%	0.85%	18.50%	18.07%
2022	87	12.19	11.85	1,057	2.13%	0.49%	0.85%	(4.90)%	(9.68)%
2021	93	12.81	13.12	1,219	2.31%	0.49%	0.85%	16.02%	11.99%
2020	105	11.44	11.31	1,202	2.63%	0.49%	0.69%	3.51%	3.72%
2019	83	11.03	10.85	908	2.85%	0.49%	0.85%	19.42%	19.85%
Putnam VT Large Cap Value Fund, Class IB
2023	508	23.98	40.60	16,904	2.07%	0.49%	0.85%	15.10%	14.69%
2022	579	20.83	35.40	16,564	1.40%	0.49%	0.85%	(0.92)%	(6.17)%
2021	582	21.02	37.73	17,294	1.16%	0.49%	0.85%	29.21%	23.26%
2020	584	17.06	29.20	14,452	1.86%	0.49%	0.85%	4.92%	5.29%
2019	737	16.20	27.83	16,813	1.86%	0.49%	0.85%	29.30%	29.76%
Putnam VT Mortgage Securities Fund
2023	242	9.85	10.57	2,512	15.35%	0.49%	0.85%	4.76%	4.38%
2022	265	9.40	10.12	2,652	9.85%	0.49%	0.85%	(8.03)%	(12.89)%
2021	356	10.22	11.62	3,909	0.00%	0.49%	0.85%	(2.33)%	(6.82)%
2020	399	10.97	11.90	4,609	9.68%	0.49%	0.85%	(2.40)%	(2.03)%
2019	543	11.20	12.19	6,460	2.18%	0.49%	0.85%	12.25%	12.64%
Putnam VT Small Cap Value Fund, Class IA
2023	19	19.36	19.02	374	0.50%	0.65%	0.85%	23.33%	23.09%
2022	12	15.69	15.45	192	0.67%	0.65%	0.85%	(12.19)%	(14.69)%
2021	9	17.87	18.11	163	1.23%	0.65%	0.85%	40.92%	37.47%
2020	10	13.00	12.85	135	1.16%	0.65%	0.85%	3.33%	3.52%
2019	3	12.56	12.44	32	0.96%	0.65%	0.85%	23.48%	23.72%

154

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Royce Capital Fund Small Cap Portfolio, Service Class
2023	94	$35.28	$34.26	$3,254	0.68%	0.65%	0.85%	24.72%	24.47%
2022	101	28.28	27.52	2,794	0.08%	0.65%	0.85%	97.35%	(12.43)%
2021	112	14.33	31.43	3,456	1.21%	0.49%	0.85%	30.63%	25.88%
2020	118	11.39	24.06	2,855	0.92%	0.49%	0.85%	(8.10)%	(7.81)%
2019	127	12.35	26.18	3,373	0.42%	0.49%	0.85%	17.44%	17.86%
Schwab Government Money Market Portfolio
2023	14,590	10.59	13.39	165,245	4.78%	0.49%	0.85%	4.37%	4.00%
2022	15,833	10.15	12.88	171,626	1.48%	0.49%	0.85%	3.75%	0.59%
2021	13,156	9.78	12.80	142,709	0.06%	0.49%	0.85%	(0.79)%	(3.12)%
2020	15,575	10.09	12.91	168,645	0.14%	0.49%	0.85%	(0.58)%	(0.16)%
2019	11,949	10.11	12.98	134,758	1.88%	0.49%	0.85%	1.05%	1.41%
Schwab S&P 500 Index Fund
2023	13,844	28.11	84.10	537,550	1.41%	0.49%	0.85%	25.61%	25.16%
2022	15,106	22.38	67.20	466,558	1.25%	0.49%	0.85%	(16.26)%	(18.81)%
2021	16,187	26.73	82.76	615,857	1.26%	0.49%	0.85%	27.58%	24.59%
2020	17,207	21.45	64.87	511,660	1.21%	0.49%	0.85%	17.28%	17.67%
2019	16,583	18.23	55.31	438,290	1.81%	0.49%	0.85%	30.37%	30.84%
Schwab VIT Balanced Portfolio
2023	270	13.21	13.01	3,564	1.87%	0.49%	0.69%	11.41%	11.19%
2022	297	11.85	11.70	3,519	1.53%	0.49%	0.69%	(14.16)%	(16.25)%
2021	338	13.81	13.97	4,714	1.29%	0.49%	0.69%	8.67%	6.44%
2020	492	12.97	12.85	6,373	1.93%	0.49%	0.69%	7.45%	7.74%
2019	571	12.04	11.96	6,873	1.58%	0.49%	0.69%	13.46%	13.69%
Schwab VIT Balanced with Growth Portfolio
2023	333	14.82	14.59	4,926	1.69%	0.49%	0.69%	14.30%	14.07%
2022	384	12.96	12.79	4,964	1.59%	0.49%	0.69%	(15.46)%	(17.52)%
2021	407	15.34	15.51	6,292	1.29%	0.49%	0.69%	11.92%	9.63%
2020	501	13.99	13.86	6,996	2.18%	0.49%	0.69%	9.29%	9.54%
2019	574	12.77	12.68	7,323	1.73%	0.49%	0.69%	17.24%	17.47%

155

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Schwab VIT Growth Portfolio
2023	51	$16.34	$16.09	$836	1.53%	0.49%	0.69%	16.95%	16.72%
2022	58	13.97	13.78	802	1.20%	0.49%	0.69%	(16.71)%	(18.74)%
2021	124	16.77	16.96	2,098	1.16%	0.49%	0.69%	15.18%	12.82%
2020	292	14.87	14.73	4,342	2.47%	0.49%	0.69%	10.57%	10.77%
2019	235	13.42	13.32	3,149	1.76%	0.49%	0.69%	20.01%	20.25%
T. Rowe Price Health Sciences Portfolio
2023	59	26.03	25.53	1,532	0.00%	0.49%	0.69%	2.46%	2.25%
2022	60	25.40	24.97	1,511	0.00%	0.49%	0.69%	(11.57)%	(14.38)%
2021	60	28.73	29.17	1,753	0.00%	0.49%	0.69%	14.04%	10.85%
2020	62	25.91	25.57	1,611	0.00%	0.49%	0.69%	28.71%	28.99%
2019	58	20.09	19.87	1,171	0.00%	0.49%	0.69%	28.06%	28.31%
T. Rowe Price Health Sciences Portfolio, Class II
2023	151	25.02	25.36	3,792	0.00%	0.65%	0.85%	2.02%	1.82%
2022	181	24.52	24.90	4,463	0.00%	0.65%	0.85%	(11.92)%	(14.74)%
2021	177	27.84	29.21	5,016	0.00%	0.65%	0.85%	13.60%	10.41%
2020	163	25.22	25.71	4,156	0.00%	0.65%	0.85%	28.17%	28.43%
2019	121	20.29	19.42	2,475	0.00%	0.65%	0.85%	27.54%	27.80%
Templeton Foreign VIP Fund, Class 2
2023	458	10.54	14.28	6,237	3.17%	0.49%	0.85%	20.17%	19.74%
2022	491	8.77	11.92	5,595	3.11%	0.49%	0.85%	(5.51)%	(10.50)%
2021	521	9.28	13.32	6,474	1.83%	0.49%	0.85%	5.72%	0.85%
2020	521	9.20	12.60	6,240	3.58%	0.49%	0.85%	(2.01)%	(1.68)%
2019	586	9.36	12.86	7,197	1.76%	0.49%	0.85%	11.58%	11.98%
Templeton Global Bond VIP Fund, Class 2
2023	792	8.68	8.54	6,824	0.00%	0.49%	0.85%	2.38%	2.02%
2022	921	8.47	8.37	7,773	0.00%	0.49%	0.85%	(2.79)%	(7.19)%
2021	957	8.72	9.02	8,555	0.00%	0.49%	0.85%	(4.34)%	(8.01)%
2020	938	9.48	9.43	8,884	8.91%	0.49%	0.85%	(6.08)%	(5.71)%
2019	932	10.05	9.85	9,464	7.07%	0.49%	0.85%	1.15%	1.51%

156

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Third Avenue Value Fund
2023	85	$17.78	$17.17	$1,511	2.35%	0.65%	0.85%	20.06%	19.82%
2022	92	14.81	14.33	1,358	1.48%	0.65%	0.85%	18.98%	11.53%
2021	102	12.45	12.85	1,302	0.70%	0.65%	0.85%	24.91%	17.56%
2020	111	10.59	10.28	1,164	2.87%	0.65%	0.85%	(3.26)%	(3.02)%
2019	120	10.92	10.63	1,311	0.27%	0.65%	0.85%	11.51%	11.73%
Touchstone VST Common Stock Fund, Service Class
2023	95	26.22	57.75	5,088	0.65%	0.49%	0.85%	25.74%	25.29%
2022	98	20.85	46.10	4,136	0.22%	0.49%	0.85%	(15.92)%	(20.52)%
2021	119	24.80	58.00	5,824	0.41%	0.49%	0.85%	29.73%	23.53%
2020	118	20.08	44.71	4,503	0.67%	0.49%	0.85%	22.45%	22.88%
2019	127	16.34	36.51	4,012	1.21%	0.49%	0.85%	26.22%	26.68%
Touchstone VST Bond Fund
2023	521	10.52	13.20	6,737	4.79%	0.49%	0.85%	5.56%	5.18%
2022	488	9.96	12.55	5,911	2.01%	0.49%	0.85%	(11.89)%	(16.71)%
2021	519	11.31	15.06	7,232	2.45%	0.49%	0.85%	0.47%	(4.34)%
2020	520	11.82	14.99	7,345	1.95%	0.49%	0.85%	8.81%	9.16%
2019	476	10.83	13.78	6,087	1.24%	0.49%	0.85%	9.53%	9.92%
Touchstone VST Common Stock Fund
2023	191	27.05	58.54	10,918	0.44%	0.49%	0.85%	26.04%	25.59%
2022	195	21.46	46.61	8,896	0.41%	0.49%	0.85%	(15.79)%	(20.39)%
2021	204	25.49	58.55	11,323	0.55%	0.49%	0.85%	30.02%	23.79%
2020	221	20.59	45.03	9,644	0.66%	0.49%	0.85%	22.64%	23.06%
2019	279	16.73	36.72	9,724	0.53%	0.49%	0.85%	27.49%	27.95%
Touchstone VST Small Company Fund
2023	158	23.44	53.08	6,399	0.23%	0.49%	0.85%	16.03%	15.62%
2022	158	20.20	45.91	5,464	0.03%	0.49%	0.85%	(12.50)%	(17.29)%
2021	179	23.09	55.51	6,976	0.06%	0.49%	0.85%	26.29%	20.24%
2020	224	19.20	43.95	6,839	0.17%	0.49%	0.85%	17.68%	18.08%
2019	262	16.26	37.35	7,015	0.02%	0.49%	0.85%	20.37%	20.80%

157

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

VanEck VIP Global Resources Fund
2023	426	$7.87	$12.87	$4,056	2.73%	0.49%	0.85%	(4.31)%	(4.65)%
2022	500	8.22	13.50	5,045	1.35%	0.49%	0.85%	10.58%	4.53%
2021	508	7.44	12.91	4,696	0.29%	0.49%	0.85%	20.69%	14.91%
2020	795	6.47	10.70	5,703	1.03%	0.49%	0.85%	17.83%	18.29%
2019	313	5.47	9.08	2,434	0.00%	0.49%	0.85%	10.60%	10.99%
VanEck VIP Unconstrained Emerging Markets Bond Fund, Class I
2023	233	10.63	12.93	3,021	4.21%	0.49%	0.85%	10.86%	10.46%
2022	259	9.59	11.71	3,045	4.50%	0.49%	0.85%	(4.82)%	(10.03)%
2021	258	10.07	13.01	3,285	5.11%	0.49%	0.85%	(2.42)%	(7.09)%
2020	298	10.84	13.34	4,021	7.88%	0.49%	0.85%	7.99%	8.41%
2019	300	10.00	12.35	3,745	0.35%	0.49%	0.85%	11.66%	12.07%
Vanguard VIF Capital Growth Portfolio
2023	200	29.82	29.25	5,931	0.98%	0.49%	0.69%	27.36%	27.10%
2022	214	23.41	23.01	5,001	0.89%	0.49%	0.69%	(14.61)%	(17.33)%
2021	236	27.42	27.84	6,557	0.96%	0.49%	0.69%	22.55%	19.13%
2020	247	23.02	22.71	5,699	1.61%	0.49%	0.69%	16.66%	16.89%
2019	305	19.69	19.47	6,001	1.09%	0.49%	0.69%	25.63%	25.87%
Vanguard VIF Diversified Value Portfolio
2023	286	21.91	21.49	6,245	1.38%	0.49%	0.69%	19.54%	19.30%
2022	297	18.33	18.01	5,429	1.16%	0.49%	0.69%	(10.57)%	(13.42)%
2021	333	20.49	20.81	6,915	1.16%	0.49%	0.69%	31.56%	27.87%
2020	370	16.03	15.82	5,911	2.82%	0.49%	0.69%	10.99%	11.22%
2019	372	14.41	14.25	5,365	2.66%	0.49%	0.69%	24.83%	25.08%
Vanguard VIF Mid-Cap Index Portfolio
2023	480	22.13	21.71	10,585	1.43%	0.49%	0.69%	15.27%	15.04%
2022	501	19.20	18.87	9,589	1.14%	0.49%	0.69%	(17.98)%	(20.59)%
2021	540	23.40	23.76	12,776	1.10%	0.49%	0.69%	25.39%	21.88%
2020	798	19.20	18.95	15,285	1.62%	0.49%	0.69%	17.27%	17.52%
2019	792	16.34	16.16	12,910	1.42%	0.49%	0.69%	29.97%	30.24%

158

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Vanguard VIF Real Estate Index Portfolio
2023	247	$16.67	$16.36	$4,104	2.33%	0.49%	0.69%	11.15%	10.93%
2022	264	15.00	14.74	3,946	1.81%	0.49%	0.69%	(25.53)%	(27.91)%
2021	386	20.14	20.45	7,878	1.79%	0.49%	0.69%	41.38%	37.42%
2020	306	14.66	14.47	4,485	2.85%	0.49%	0.69%	(5.51)%	(5.31)%
2019	397	15.48	15.31	6,143	2.35%	0.49%	0.69%	27.92%	28.17%
Vanguard VIF Small Company Growth Portfolio
2023	126	21.33	20.92	2,683	0.41%	0.49%	0.69%	19.06%	18.83%
2022	129	17.91	17.61	2,301	0.27%	0.49%	0.69%	(24.58)%	(26.98)%
2021	142	23.75	24.11	3,399	0.36%	0.49%	0.69%	15.17%	11.95%
2020	221	21.22	20.94	4,689	0.75%	0.49%	0.69%	22.37%	22.56%
2019	254	17.31	17.11	4,383	0.46%	0.49%	0.69%	27.23%	27.48%

* The Subaccount has units and/or dollars that round to less than one thousand.

(a) These ratios represent the dividends received by the Subaccount, excluding distributions of capital gains, divided by the daily average net assets. These ratios exclude expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Subaccounts invest.

(b) These ratios represent the annualized Contract expenses of the respective Subaccounts of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to Contract owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

(c) These amounts represent the total return for the periods indicated, are not annualized, include changes in the value of the underlying mutual fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses addressed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

159

7.	SUBSEQUENT EVENTS

The Separate Account has evaluated the effects of events subsequent to December 31, 2023, and through the date at which the financial statements were available to be issued. All accounting and disclosure requirements related to subsequent events are included in our financial statements.
160